                                                 1933 Act File No. 33-3677
                                                1940 Act File No. 811-4603
     As filed with the Securities and Exchange Commission on March 1, 2004.
==========================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                           Pre-Effective Amendment No.                 [ ]

                  Post-Effective Amendment No. 31                      [X]

                                  and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                            Amendment No. 33                           [X]

                         (Check appropriate box or boxes.)

                             THRIVENT SERIES FUND, INC.
                             --------------------
                           (Exact Name of Registrant)

            625 Fourth Avenue South, Minneapolis, Minnesota 55415
            -----------------------------------------------------
                  (Address of Principal Executive Offices)

                                 (612) 340-8214
                         -------------------------------
                         (Registrant's Telephone Number)

                      Brett L. Agnew, Assistant Secretary
                              Thrivent Series Fund, Inc.
                            625 Fourth Avenue South
                        Minneapolis, Minnesota  55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  On May 1, 2004 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Thrivent Series Fund, Inc.
                                                    Prospectus

                                                    May 1, 2004

                                           Thrivent Technology Portfolio
                                    Thrivent Partner Small Cap Growth Portfolio
                                    Thrivent Partner Small Cap Value Portfolio
                                        Thrivent Small Cap Stock Portfolio
                                        Thrivent Small Cap Index Portfolio
                                         Thrivent Mid Cap Growth Portfolio
                                       Thrivent Mid Cap Growth Portfolio II
                                         Thrivent Mid Cap Stock Portfolio
                                         Thrivent Mid Cap Index Portfolio
                                  Thrivent Partner International Stock Portfolio
                                        Thrivent Partner All Cap Portfolio
                                        Thrivent Large Cap Growth Portfolio
                                      Thrivent Large Cap Growth Portfolio II
                                      Thrivent Partner Growth Stock Portfolio
                                        Thrivent Large Cap Value Portfolio
                                        Thrivent Large Cap Stock Portfolio
                                        Thrivent Large Cap Index Portfolio
                                     Thrivent Real Estate Securities Portfolio
                                            Thrivent Balanced Portfolio
                                           Thrivent High Yield Portfolio
                                       Thrivent Partner High Yield Portfolio
                                             Thrivent Income Portfolio
                                           Thrivent Bond Index Portfolio
                                     Thrivent Limited Maturity Bond Portfolio
                                      Thrivent Mortgage Securities Portfolio
                                          Thrivent Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table Of Contents

Page

Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent Partner High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Management
         Investment Adviser
         Advisory Fees
         Investment Subadvisers and Portfolio Managers
         Personal Securities Investments

The Separate Accounts and the Retirement Plans
Pricing of Fund Shares
Tax Matters
Other Securities and Investment Practices
Financial Highlights

                                           Thrivent Technology Portfolio
                                       (formerly Technology Stock Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.  Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media.
The Portfolio's investment adviser, Thrivent Financial, focuses on equity securities of technology companies that have a strong potential for future growth.  These companies typically provide little or no dividend.  Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

Defining Terms
Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

PRINCIPAL RISKS

Thrivent Technology Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Technology Risk.  Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Technology
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market
index.   On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL
Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.   The
performance presented is for the Technology Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Technology Stock Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

Year     Annual Return
2002        -41.71%
2003         51.36%

Best Quarter:         Q4 '02                        21.50%
Worst Quarter:        Q3 '01                       -38.84%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                                        Since
                                                                                        Inception
                                                                       1 Year           (3/1/01)

Thrivent Technology Portfolio                                          51.36%           -12.07%

Goldman Sachs Technology
  Industry Composite Index/1/                                          54.18%           N/A
___________
/1/ The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Technology
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.75%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.45%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.20%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Technology
Portfolio                 $122                  $381                 $660                  $1,455
----------------------- --------------------- -------------------- --------------------- --------------------

                                    Thrivent Partner Small Cap Growth Portfolio
                                       (formerly Small Cap Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

PRINCIPAL STRATEGIES

Thrivent Partner Small Cap Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of U.S. small capitalization (small cap) companies. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

For this Portfolio, small cap companies are those companies with market capitalization values not exceeding: (i)
$1.5 billion; or (ii) the highest market cap value in the Russell 2000 Growth Index, whichever is greater, at the time of purchase.  The Russell 2000 Growth Index consists of 2000 small companies that have publicly traded securities.  Although market capitalizations are constantly changing, as of December 31, 2003, the top of the range of the Russell 2000 Growth Index was $2.1 billion.  Franklin Advisers, Inc. ("FAI"), the Portfolio's subadviser, may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. In addition to the Portfolio's main investments, the Portfolio may invest in equity securities of larger companies.

FAI uses fundamental investment analysis and bottom-up investment techniques to select companies that it believes are positioned for above-average growth in revenues, earnings or assets. (Fundamental analysis is defined on page
__.)  FAI relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. (Quantitative analysis is defined on page __.)  Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential. In choosing individual equity investments for the Portfolio, FAI also considers sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Portfolio, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.

Thrivent Partner Small Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Partner Small Cap Growth Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Growth Style Risk.  The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests. The subadviser and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner Small Cap
Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the
Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Partner Small Cap Growth Portfolio commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002      -27.02%
2003       43.83%

Best Quarter:         Q2 '03                         20.72%
Worst Quarter:        Q3 '02                        -26.06%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                       Since
                                                                       Inception
                                                     1 Year            (11/30/01)

Thrivent Partner Small Cap Growth Portfolio          43.83%            5.01%

Russell 2000 Growth Index                            48.54%            N/A

The Russell 2000 Growth Index is an unmanaged index comprised of companies with a greater than average growth orientation within the Russell 2000 Index.  The Russell 2000 Index is comprised of the 2,000 smaller companies in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on market capitalization.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner Small
Cap Growth Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  1.00%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.31%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.31%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner
Small Cap Growth
Portfolio               $133                  $415                 $718                   $1,579
----------------------- --------------------- -------------------- --------------------- --------------------

                                    Thrivent Partner Small Cap Value Portfolio
                                       (formerly Small Cap Value Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price Associates, Inc. ("T. Rowe Price"), the
Portfolio's subadviser, focuses mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $2.9 billion as of December 31, 2003.  The Portfolio will not sell a stock just because the company has grown to a market capitalization outside the range, and the Portfolio may occasionally purchase companies with market capitalizations above the range.  Should T. Rowe Price determine that the
Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe
Price considers these factors, among others, in choosing companies:

o  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o  low stock price relative to a company's underlying asset values;
o  above-average dividend yield relative to a company's peers or its own historic norm;
o  a plan to improve the business through restructuring; and
o  a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with the Portfolio's objectives.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis are defined on page __.)

PRINCIPAL RISKS

Thrivent Partner Small Cap Value Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Value Style Risk.  The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  The subadviser and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

PERFORMANCE AND VOLATILITY

Thrivent Partner Small Cap Value Portfolio commenced operations on April 30, 2004.  No bar chart or performance
has been included for the Portfolio.   Because shares of the Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner Small
Cap Value Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.80%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.92%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.72%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner
Small Cap Value
Portfolio               $175                  $542                 $933                  $2,030
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Small Cap Stock Portfolio
                                       (formerly Small Cap Stock Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks.  Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell 2000 Index. Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $2.9 billion as of
December 31, 2003.  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.  Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P
MidCap 400 Index.

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what
securities to buy and sell.  (Fundamental, quantitative and technical analysis are defined on page--.)   Thrivent
Financial looks for small companies that, in its opinion:

o  are in the early stages of development or positioned in new and emerging industries;
o  have an opportunity for rapid growth;
o  have capable management; and
o  are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS

Thrivent Small Cap Stock Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap Stock
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market
index.   On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL
Variable Product Series Fund, Inc.   Prior to the merger, the Portfolio had no assets or liabilities.   The
performance presented is for the Small Cap Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Small Cap Stock Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return
2002      -20.41%
2003       40.19%

Best Quarter:              Q2'03      19.59%
Worst Quarter:             Q3'02     -18.40%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year       Since Inception
                                                   (3/1/01)

Thrivent Small Cap
Stock Portfolio                     40.19%           7.87%
S&P SmallCap 600 Index /1/          38.77%            N/A

/1/ The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap
Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.70%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.15%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.85%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Small Cap
Stock Portfolio           $87                   $271                 $471                  $1,049
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Small Cap Index Portfolio
                                       (formerly Small Cap Index Portfolio)

INVESTMENT OBJECTIVE

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the small company common stocks included in the S&P
SmallCap 600 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2003, small cap companies have market capitalization between $63 million and $4.86 billion (according to the S&P SmallCap 600 Index). This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the
Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

PRINCIPAL RISKS

Thrivent Small Cap Index Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap Index
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL
Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Small Cap Index Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

1996      18.19%
1997      25.37%
1998       0.14%
1999      12.19%
2000      11.23%
2001       6.38%
2002     -14.87%
2003      38.16%

Best Quarter:     Q4'01      20.48%
Worst Quarter:    Q3'98     -20.77%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                            1 Year        5 Years        Since Inception
                                                                           (6/14/95)
Thrivent Small Cap
Index Portfolio                             38.16%          9.32%            11.64%

S&P SmallCap 600 Index /1/                  38.77%          9.67%             N/A

/1/ The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap
Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.34%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.09%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.43%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Small Cap
Index Portfolio          $44                   $138                 $241                  $542
----------------------- --------------------- -------------------- --------------------- --------------------

                                         Thrivent Mid Cap Growth Portfolio
                                        (formerly Mid Cap Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

PRINCIPAL STRATEGIES

Thrivent Mid Cap Growth Portfolio tries to increase the long-term value of your investment by investing in common stocks of companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth
Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index and the S&P MidCap 400/Barra Growth Index at the time of the Portfolio's investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization between $2.9 billion and $11.7 billion as of December 31, 2003 (according to Lipper, Inc.).  Should Thrivent
Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative and technical analysis are defined on page __.)  Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Mid Cap Growth Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Growth Style Risk.  The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Growth
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Mid Cap Growth Portfolio commenced operations on January 30, 1998.

Year-By-Year Total Return

         Annual
Year     Return
1999      49.64%
2000      13.37%
2001     -19.74%
2002     -26.09%
2003      35.92%

Best Quarter:     Q4 '99    34.13%
Worst Quarter:    Q1 '01   -24.04%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                              Since
                                                                              Inception
                                            1 Year          5 Year            (1/30/98)

Thrivent Mid Cap
Growth Portfolio                            35.92%           6.47%             7.41%

Russell Midcap
 Growth Index     /1/                       42.71%           2.01%              N/A

/1/ The Russell Midcap Growth Index is an unmanaged index comprised of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.07%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.47%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Mid Cap
Growth Portfolio         $48                   $151                 $263                  $591
----------------------- --------------------- -------------------- --------------------- --------------------

                                       Thrivent Mid Cap Growth Portfolio II
                                    (formerly Mid Cap Select Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

PRINCIPAL STRATEGIES

Thrivent Mid Cap Growth Portfolio II tries to increase the long-term value of your investment by investing in common stocks of companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap
Growth Portfolio II invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index and the S&P MidCap 400/Barra Growth Index at the time of the
Portfolio's investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization between $2.9 billion and $11.7 billion as of December 31, 2003 (according to Lipper, Inc.).
Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative and technical analysis are defined on page __.)  Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Portfolio II may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Mid Cap Growth Portfolio II is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Growth Style Risk.  The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Growth
Portfolio II by showing changes in the Portfolio's performance from year to year and by showing how the
Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Mid Cap Growth Portfolio II commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     -43.66%
2003      37.34%

Best Quarter:         Q2 '03                           18.17%
Worst Quarter:        Q2 '02                          -31.76%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                                Since
                                                                                Inception
                                                              1 Year            (11/30/01)
Thrivent Mid Cap Growth Portfolio II                          37.34%            -9.07%

Russell Midcap Growth Index /1/                               42.71%             N/A

/1/ The Russell Midcap Growth Index is an unmanaged index comprised of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth
Portfolio II.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.90%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.47%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.37%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Mid Cap
Growth Portfolio II       $139                  $434                 $750                  $1,646
----------------------- --------------------- -------------------- --------------------- --------------------

                                         Thrivent Mid Cap Stock Portfolio
                                        (formerly Mid Cap Stock Portfolio)

INVESTMENT OBJECTIVE

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the Russell Midcap Index. Although market capitalizations are constantly changing, mid cap companies have market capitalization between $2.9 billion and $11.7 billion as of December 31, 2003
(according to Lipper, Inc.).  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are defined on page __.)

Thrivent Financial looks for mid-sized that, in its opinion:

o        have prospects for growth in their sales and earnings;
o        are in an industry with a good economic outlook;
o        have high-quality management; and
o        have a strong financial position.

Thrivent Financial usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS

Thrivent Mid Cap Stock Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Stock
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL
Variable Product Series Fund, Inc.   Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Mid Cap Stock Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

2002    -15.46%
2003     32.28%

Best Quarter:              Q2'03      15.05%
Worst Quarter:             Q3'01     -21.98%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year           Since Inception
                                                     (3/1/01)
Thrivent Mid Cap
Stock Portfolio                     32.28%           0.38%

S&P MidCap 400 Index /1/            35.59%           N/A

/1/ The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Stock
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.70%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.34%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.04%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Mid Cap
Stock Portfolio          $106                  $331                 $574                  $1,271
----------------------- --------------------- -------------------- --------------------- --------------------

                                         Thrivent Mid Cap Index Portfolio
                                        (formerly Mid Cap Index Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P
MidCap 400 Index. Although market capitalizations are constantly changing, as of December 31, 2003, mid cap companies have market capitalization between $336 million and $11.8 billion (according to the S&P MidCap 400
Index). This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

PRINCIPAL RISKS

The Thrivent Mid Cap Index Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Loss of Principal.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Index
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market
index.   On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL
Variable Product Series Fund, Inc.   Prior to the merger, the Portfolio had no assets or liabilities.   The
performance presented is for the Mid Cap Index Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Mid Cap Index Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

2002     -14.65%
2003      34.80%

Best Quarter:              Q4'01      17.45%
Worst Quarter:             Q3'01     -16.38%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year                    Since Inception
                                                              (3/1/01)
Thrivent Mid Cap
Index Portfolio                     34.80%                      6.21%

S&P MidCap 400 Index /1/            35.59%                       N/A

/1/ The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Index
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.35%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.32%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.67%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Mid Cap
Index  Portfolio         $68                   $214                 $373                  $835
----------------------- --------------------- -------------------- --------------------- --------------------

                                  Thrivent Partner International Stock Portfolio
                                         (formerly World Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established,
non-U.S. companies.

PRINCIPAL STRATEGIES

Thrivent Partner International Stock Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. The Portfolio will invest a portion of its assets in securities which are represented in the Morgan Stanley Capital International Europe Australia Far East Index ("EAFE Index").  The EAFE
Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States.  Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

Thrivent Financial has selected two subadvisers with differing management styles to subadvise the Portfolio: T.
Rowe Price International, Inc. ("Price International") and Mercator Asset Management, LP ("Mercator").  Each of
the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.
The Portfolio's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc.

Stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies. Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio's objective.

In determining the appropriate distribution of investments among various countries and geographic regions, Price
International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis is defined on page --.) Price
International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o        Leading market position
o        Attractive business niche
o        Strong franchise or natural monopoly
o        Technological leadership or proprietary advantages
o        Seasoned management
o        Earnings growth and cash flow sufficient to support growing dividends
o        Healthy balance sheet with relatively low debt

In addition, Price International may  purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when
Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP
Stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.  Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors.  (Fundamental analysis is defined on page --.)  Mercator will consider selling a security when fundamental analysis indicates that that the security is less attractive than alternative investments.

PRINCIPAL RISKS

Thrivent Partner International Stock Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk.  The economic and political structure of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  The Portfolio's performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.  To the extent the Portfolio uses futures and options, it is exposed to additional volatility and potential losses.
Although foreign currency contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and
Portfolio returns could be adversely impacted as well.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  The subadviser and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
International Stock Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Partner International Stock Portfolio commenced operations on January 18, 1996.

Year-By-Year Total Return

         Annual
Year     Return
1997      2.81%
1998     16.75%
1999     34.13%
2000    -16.12%
2001    -21.03%
2002    -17.43%
2003     31.27%

Best Quarter:     Q4 '99    24.47%
Worst Quarter:    Q3 '02   -21.52%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                              Since
                                                                            Inception
                                          1 Year            5 Years          (1/18/96)

Thrivent Partner International Stock
Portfolio                                 31.27%             -0.75%           3.11%

MSCI EAFE Index                           39.17%              0.26%            N/A

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
International Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.85%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.14%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.99%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner
International Stock
Portfolio               $101                  $315                 $547                  $1,213
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Partner All Cap Portfolio
                                           (formerly All Cap Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

PRINCIPAL STRATEGIES

Thrivent Partner All Cap Portfolio's principal strategy for achieving its objective is normally to invest the
Portfolio's assets primarily in common stocks.

Fidelity Management & Research Company ("FMR"), the Portfolio's subadviser, is not constrained by any particular investment style.  At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

In buying and selling securities for the Portfolio, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. (Fundamental and quantitative analysis are defined on page __.) FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors.  Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.  If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL RISKS

Thrivent Partner All Cap Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  The subadviser and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner All Cap
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Partner All Cap Portfolio commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     -38.33%
2003      23.52%

Best Quarter:           Q2 '03                          11.22%
Worst Quarter:          Q3 '02                         -22.71%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                Since
                                                              Inception
                                           1 Year            (11/30/01)

Thrivent Partner All Cap Portfolio          23.52%            -10.95%

S&P 500 Index/1/                            28.67%              N/A

Russell 3000 Index /2/ /3/                  31.04%              N/A

/1/ The S&P 500 Index is an unmanaged index comprised of 500 stocks representative of the stock market as a whole.

/2/ The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest U.S. companies based on market capitalization.  The Russell 3000 Index is designed to represent the performance of about 98% of the U.S. equity market.

/3/ Because the Russell 3000 Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P 500 Index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner All
Cap Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.95%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.20%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.15%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner All
Cap Portfolio           $117                  $365                 $633                  $1,398
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Large Cap Growth Portfolio
                                            (formerly Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

PRINCIPAL STRATEGY

Thrivent Large Cap Growth Portfolio's principal strategy for achieving its objective is to invest in leading U.S.
domestic and multi-national companies.  Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental, quantitative and technical analysis are defined on page -.)

The Portfolio invests primarily (at least 80%) in stocks of large  companies which Thrivent Financial believes have balance sheet strength and profitability. Although market capitalizations are constantly changing, large cap companies have market capitalization greater than $11.7 billion as of December 31, 2003 (according to Lipper,
Inc.).  Thrivent Financial seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

Thrivent Large Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Growth Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Growth Style Risk.  The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Growth
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Large Cap Growth Portfolio commenced operations on January 9, 1987.

Year-By-Year Total Return

         Annual
Year     Return

1994     -4.66%
1995     37.25%
1996     22.44%
1997     30.18%
1998     28.38%
1999     43.61%
2000     -4.95%
2001    -19.13%
2002    -29.99%
2003     30.49%

Best Quarter:     Q4 '99    25.53%
Worst Quarter:    Q3 '01   -21.57%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year    5 Years     10 Years

Thrivent Large Cap Growth
Portfolio                           30.49%     0.17%        10.47%

Russell 1000 Growth Index /1/       29.75%    -5.11%         9.21%

/1/The Russell 1000 Growth Index is an unmanaged Index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S.
companies based on total market capitalization and is designed to represent the performance of about 98% of the
U.S. equity market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Growth Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.05%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.45%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Large Cap
Growth Portfolio         $46                   $144                 $252                  $567
----------------------- --------------------- -------------------- --------------------- --------------------

                                      Thrivent Large Cap Growth Portfolio II
                                       (formerly Investors Growth Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

PRINCIPAL STRATEGY

Thrivent Large Cap Growth Portfolio II's principal strategy for achieving its objective is to invest in leading
U.S. domestic and multi-national companies.  Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental, quantitative and technical analysis are defined on page -.)

The Portfolio invests primarily (at least 80%) in stocks of large companies which Thrivent Financial believes have balance sheet strength and profitability. Although market capitalizations are constantly changing, large cap companies have market capitalization greater than $11.7 billion as of December 31, 2003 (according to Lipper,
Inc.).  Thrivent Financial seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

Thrivent Large Cap Growth Portfolio II may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Growth Portfolio II is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Growth Style Risk.  The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Thrivent Large Cap
Growth Portfolio II by showing changes in the Portfolio's performance from year to year and by showing how the
Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
The Thrivent Large Cap Growth Portfolio II commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     -26.53%
2003      22.75%

Best Quarter:         Q2 '03                          14.52%
Worst Quarter:        Q2 '02                         -15.27%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                                Since
                                                                                Inception
                                                     1 Year                     (11/30/01)

Thrivent Large Cap Growth Portfolio II               22.75%                     -4.43%

S&P 500/Barra Growth Index /1/                       25.65%                      N/A

Russell 1000 Growth Index  /2/ /3/                   29.75%                      N/A

/1/ The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of the highest price-to-book ratio securities in the S&P 500 Index.  The S&P 500/Barra Growth Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as
"growth."

/2/ The Russell 1000 Growth Index is an unmanaged Index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S.
companies based on total market capitalization and is designed to represent the performance of about 98% of the
U.S. equity market.

/3/ Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P 500/Barra Growth Index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Large Cap
Growth Portfolio II.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.80%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.49%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.29%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Large Cap
Growth Portfolio II      $131                  $409                 $708                  $1,556
----------------------- --------------------- -------------------- --------------------- --------------------

                                      Thrivent Partner Growth Stock Portfolio
                                         (formerly Growth Stock Portfolio)

INVESTMENT OBJECTIVE

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

PRINCIPAL STRATEGIES

The Thrivent Partner Growth Stock Portfolio's principal strategy for achieving its objective under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes)
in common stocks. Should T. Rowe Price determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. T. Rowe Price Associates, Inc. ("T. Rowe Price"), the Portfolio's subadviser, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.  T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting stocks, T. Rowe Price generally favors companies with one or more of the following characteristics:

o        The potential for superior growth in earnings and cash flow.
o        The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
o        A lucrative niche in the economy that enables the company to expand even during times of slow growth.

In pursuing the Portfolio's investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures, and options, in keeping with fund objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Partner Growth Stock Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Growth Style Risk. The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Equity Investment Risk.  A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  The subadvisers and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Thrivent Partner Growth
Stock Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the
Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
The Thrivent Partner Growth Stock Portfolio commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     -23.20%
2003      31.05%

Best Quarter:           Q2 '03                         16.20%
Worst Quarter:          Q2 '02                        -15.20%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                                Since
                                                                                Inception
                                                     1 Year                     (11/30/01)

Thrivent Partner Growth Stock Portfolio              31.05%                     1.09%

S&P 500/Barra Growth Index /1/                       25.65%                     N/A

/1/ The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of the highest price-to-book ratio securities in the S&P 500 Index.  The S&P 500/Barra Growth Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as
"growth."

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Partner
Growth Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.80%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.19%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.99%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner
Growth Stock
Portfolio               $101                  $315                 $547                  $1,213
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Large Cap Value Portfolio
                                            (formerly Value Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

The principal strategy for achieving this objective is to invest, under normal market conditions, at least 80% of its assets in common stocks of large market capitalization companies which Thrivent Financial believes to be undervalued. Although market capitalizations are constantly changing, large cap companies have market capitalization greater than $11.7 billion as of December 31, 2003 (according to Lipper, Inc.).

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset
value. (Fundamental, quantitative and technical analysis are defined on page -.)   These stocks typically, but
not always, have below average price-to-earnings and price-to-book value ratios.

Defining Terms
The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share.  In general, the higher the P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value.  The price/book ratio can be a guide in determining the value of a stock.

Thrivent Large Cap Value Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Value Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Value Style Risk.  The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Value
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Large Cap Value Portfolio commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     -22.85%
2003      27.08%

Best Quarter:           Q2 '03                         15.35%
Worst Quarter:          Q3 '02                        -17.25%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                                       Since
                                                                       Inception
                                                     1 Year            (11/30/01)

Thrivent Large Cap Value Portfolio                   27.08%            -0.26%

S&P 500/Barra Value Index /1/                        31.76%            N/A

/1/ The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book ratio securities in the S&P 500 Index.  The S&P 500/Barra Value Index is designed so that approximately on-half of the S&P 500 market capitalization is characterized as "value" and the other half as
"growth."

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Large Cap
Value Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.60%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.11%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.71%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Large Cap
Value Portfolio          $73                   $227                 $395                  $883
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Large Cap Stock Portfolio
                                        (formerly Capital Growth Portfolio)

INVESTMENT OBJECTIVE

Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of total assets in common stocks, not including convertible securities. Thrivent Financial, the investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. Thrivent
Financial looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Portfolio focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. Although market capitalizations are constantly changing, large cap companies have market capitalization greater than $11.7 billion as of December 31, 2003 (according to
Lipper, Inc.).  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what
securities to buy and sell.   (Fundamental, quantitative and technical analysis are defined on page --.).

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Stock Portfolio is subject to the following principal investment risks:

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Stock
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL
Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the Capital Growth Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Capital Growth Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

2002    -22.50%
2003     21.36%

Best Quarter:     Q2'03     11.87%
Worst Quarter:    Q3'02    -17.59%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year           Since Inception
                                                     (3/1/01)
Thrivent Large Cap
Stock Portfolio                     21.36%             -4.89%

S&P 500 Index /1/                   28.67%             N/A

/1/ The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.65%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.15%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.80%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Large Cap
Stock Portfolio          $82                   $255                 $444                  $990
----------------------- --------------------- -------------------- --------------------- --------------------

                                        Thrivent Large Cap Index Portfolio
                                     (formerly Large Company Index Portfolio)

INVESTMENT OBJECTIVE

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2003, large cap companies have market capitalization of at least $900 million (according to the S&P 500 Index). This is a passively managed Portfolio, which means that Thrivent
Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent
Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

PRINCIPAL RISKS

Thrivent Large Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Loss of Principal.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Index
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based
securities market index.   On April 30, 2004, the Portfolio became the successor by merger to the Large Company
Index Portfolio of AAL Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the Large Company Index Portfolio, which commenced operations on
June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Large Company Index Portfolio began paying an administrative services fee of 0.02% to
Thrivent Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of
0.03% to Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

1996     22.47%
1997     32.59%
1998     28.36%
1999     20.52%
2000     -9.18%
2001    -12.15%
2002    -22.21%
2003     28.21%

Best Quarter:              Q4'98     21.28%
Worst Quarter:             Q3'02    -17.11%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year           5 Years        Since Inception
                                                                       (6/14/95)
Thrivent Large Cap
Index Portfolio                     28.21%           -0.83%            10.38%

S&P 500 Index /1/                   28.67%           -0.57%            N/A

/1/ The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.32%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.07%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.39%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Large Cap
Index Portfolio           $40                   $125                 $219                  $493
----------------------- --------------------- -------------------- --------------------- --------------------

                                     Thrivent Real Estate Securities Portfolio
                                    (formerly Real Estate Securities Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry.  This includes companies such as real estate investment trusts (REITs)
and other real estate related investments.  A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate - or has at least 50% of its assets in real estate. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS

The Thrivent Real Estate Securities Portfolio is subject to the following primary investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Interest Rate Risk.  Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise.  This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends.  This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the
Portfolio.

Real Estate Industry Risk.  Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry.  Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.  Since the
Portfolio invests primarily in the real estate industry, the Portfolio's performance will be closely tied to the performance of the real estate markets.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

Thrivent Real Estate Securities Portfolio commenced operations on April 30, 2003.  No bar chart or performance
has been included for the Portfolio.   Because shares of the Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Real Estate
Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.80%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.34%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        1.14%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Real Estate
Securities Portfolio     $116                  $362                 $628                  $1,386
----------------------- --------------------- -------------------- --------------------- --------------------

                                            Thrivent Balanced Portfolio
                                           (formerly Balanced Portfolio)

INVESTMENT OBJECTIVE

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios.
For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the
Thrivent Bond Index Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Thrivent Bond Index Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes.
Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money.
The Portfolio invests in the following three asset classes within the ranges given:

                                      Minimum          Maximum
-----------------------------------------------------------------
 Common Stocks                         35%                  75%
 Debt Securities                       25%                  50%
 Money Market Instruments               0%                  40%

As of December 31, 2003, the investments in the asset classes were as follows:

Percent Weighted
-----------------------------------------------------------------
Common Stocks                                            55.3%
Debt Securities                                          31.5%
Money Market Instruments                                 13.2%
                                                         -----
Total                                                    100%

PRINCIPAL RISKS

The Thrivent Balanced Portfolio is subject to the following primary investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Equity Investment Risk. A Portfolio that invests in common stocks may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based securities market index.  On April 30, 2004, the Portfolio became the successor by merger to the Balanced Portfolio of AAL
Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the Balanced Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Balanced Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

1996     13.65%
1997     21.71%
1998     19.27%
1999     11.00%
2000     -0.67%
2001     -3.49%
2002     -9.25%
2003     17.17%

Best Quarter:              Q4'98      11.60%
Worst Quarter:             Q3'02      -7.87%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year           5 Years       Since Inception
                                                                       (6/14/95)
Thrivent Balanced
Portfolio                           17.17%            2.50%             8.94%

S&P 500 Index /1/                   28.67%           -0.57%             N/A

Lehman Brothers Aggregate
Bond Index /2/                       4.10%            6.62%             N/A

/1/ The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.32%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.07%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.39%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Balanced
Portfolio                 $40                   $125                 $219                  $493
----------------------- --------------------- -------------------- --------------------- --------------------

                                           Thrivent High Yield Portfolio
                                          (formerly High Yield Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent High Yield Portfolio is to achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments. The Portfolio will also consider growth of capital as a secondary objective.

PRINCIPAL STRATEGIES

Under normal market conditions, Thrivent High Yield Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the
Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Financial, the Portfolio's investment adviser.  Should Thrivent Financial determine that the
Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page -.)  Thrivent Financial focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.  Thrivent Financial generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

PRINCIPAL RISKS

Thrivent High Yield Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.   High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Defining Terms

Maturity is a measure of the remaining time before the bond must be repaid.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.  Duration considers the bond's cash flows and the time value of money.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent High Yield
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent High Yield Portfolio commenced operations on November 2, 1987.

Year-By-Year Total Return

         Annual
Year     Return

1994      -4.38%
1995      19.62%
1996      11.55%
1997      14.10%
1998      -1.50%
1999      10.52%
2000     -20.56%
2001      -3.60%
2002      -8.65%
2003      28.00%

Best Quarter:     Q2'03      8.96%
Worst Quarter:    Q4'00    -15.06%

Average Annual Total Returns
(Periods ending December 31, 2003)

                            1 Year    5 Years    10 Years

Thrivent High Yield
Portfolio                    28.00%    -0.22%     3.56%

Lehman Brothers
High Yield Bond
Index /1/                    28.97%     5.23%     6.89%

/1/ The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent High Yield
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.06%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.46%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent High Yield
Portfolio               $47                   $148                 $258                  $579
----------------------- --------------------- -------------------- --------------------- --------------------

                                       Thrivent Partner High Yield Portfolio
                                       (formerly High Yield Bond Portfolio)

INVESTMENT STRATEGIES

Under normal circumstances, Thrivent Partner High Yield Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield fixed income instruments (high-yielding, higher-risk corporate bonds) with medium- to lower-range credit quality ratings. Should the Portfolio's investment subadviser, Pacific Investment Management Company LLC ("PIMCO"), determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.  The Portfolio may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments.  Additionally, the Portfolio may invest in the instrument types
contained in the Other Securities and Investment Practices section of the prospectus described below.   PIMCO
does not have restrictions on the credit quality of the securities in the Portfolio.  PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

PIMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS

Thrivent Partner High Yield Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.   High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  The subadviser and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner High Yield
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based
securities market index.   On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond
Portfolio of AAL Variable Product Series Fund, Inc.  Prior to the merger, the Portfolio had no assets or liabilities.  The performance presented is for the High Yield Bond Portfolio, which commenced operations on March
2, 1998.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the High Yield Bond Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

1999     -4.45%
2000     -1.46%
2001      1.41%
2002      0.40%
2003     25.41%

Best Quarter:              Q4'02     9.19%
Worst Quarter:             Q2'02    -5.17%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year     5 Years       Since Inception
                                                               (3/2/98)
Thrivent Partner
High Yield Portfolio                 25.41%      3.75%           2.62%

Merrill Lynch High Yield
Cash Pay Index /1/                   27.22%      5.49%             N/A

/1/ The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1,200 "cash pay"
high-yield bonds representative of the high-yield market as a whole.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner High
Yield Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.22%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.62%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Partner High
Yield Portfolio           $63                   $199                 $346                  $774
----------------------- --------------------- -------------------- --------------------- --------------------

                                             Thrivent Income Portfolio
                                            (formerly Income Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Income Portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

PRINCIPAL STRATEGIES

Thrivent Income Portfolio invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Portfolio's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the
"BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent
Financial, the Portfolio's investment adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Financial.

Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical analysis are defined on page -.)  Thrivent
Financial focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS

Thrivent Income Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and Maturity are defined on page --.)

High Yield Risk.   High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Redemption Risk.  Asset-backed and mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Income Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Income Portfolio commenced operations on January 9, 1987.

Year-By-Year Total Return

         Annual
Year     Return
1994      -4.68%
1995      19.36%
1996       3.21%
1997       8.75%
1998       9.37%
1999      -2.01%
2000      10.36%
2001       7.38%
2002       5.75%
2003       8.51%

Best Quarter:     Q2 '95    6.99%
Worst Quarter:    Q1 '94   -3.99%

Average Annual Total Returns
(Periods ending December 31, 2003)

                           1 Year         5 Years       10 Years

Thrivent Income
Portfolio                  8.51%            5.90%        6.45%

Lehman Brothers
Aggregate
Bond Index /1/             4.10%            6.62%        6.95%

/1/ The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses five major classes of U.S.
fixed-income securities:  U.S. Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Income
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.05%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.45%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Income
Portfolio               $46                   $144                 $252                  $567
----------------------- --------------------- -------------------- --------------------- --------------------

                                           Thrivent Bond Index Portfolio
                                          (formerly Bond Index Portfolio)

INVESTMENT OBJECTIVE

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Lehman Brothers
Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

INVESTMENT STRATEGIES

Under normal circumstances, Thrivent Bond Index Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Lehman Brothers Aggregate Bond Index. Should Thrivent Financial, the Portfolio's
investment adviser, determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. Thrivent Financial selects from issuers within the Index that:

o  are of investment-grade quality;
o  have a fixed rate;
o  are publicly issued;
o  have at least $150 million par outstanding;
o  are dollar-denominated and nonconvertible; and
o  have a maturity of more than one year.

The Portfolio invests in six general classes of investment grade, fixed-income securities including:

o  U.S. Treasury securities
o  corporate bonds
o  commercial mortgage-backed securities
o  government agency securities
o  mortgage-backed securities, and
o  asset-backed securities.

For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

PRINCIPAL RISKS

Thrivent Bond Index Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and Maturity are defined on page __.)

Redemption Risk.  Asset-backed and mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Bond Index
Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based
securities market index.   On April 30, 2004, the Portfolio became the successor by merger to the Bond Index
Portfolio of AAL Variable Product Series Fund, Inc.   Prior to the merger, the Portfolio had no assets or
liabilities.   The performance presented is for the Bond Index Portfolio, which commenced operations on June 14,
1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.  Effective
January 1, 2004, the Bond Index Portfolio began paying an administrative services fee of 0.02% to Thrivent
Financial, and effective April 30, 2004, the Portfolio began paying an administrative services fee of 0.03% to
Thrivent Financial.  If the returns reflected the current charge paid by the Portfolio for an administration fee of 0.03%, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Year-By-Year Total Return

         Annual
Year     Return

1996      3.10%
1997      9.37%
1998      8.59%
1999     -1.35%
2000     11.45%
2001      8.47%
2002      9.68%
2003      3.59%

Best Quarter:              Q3'01      4.89%
Worst Quarter:             Q1'96     -1.82%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                    1 Year       5 Years       Since Inception
                                                                  (6/14/95)
Thrivent Bond
Index Portfolio                      3.59%         6.26%             6.80%

Lehman Brothers Aggregate
Bond Index /1/                       4.10%          6.62%             N/A

/1/ The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Bond Index
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.35%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.09%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.44%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Bond Index
Portfolio               $45                   $141                 $246                  $555
----------------------- --------------------- -------------------- --------------------- --------------------

                                     Thrivent Limited Maturity Bond Portfolio
                                    (formerly Limited Maturity Bond Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Limited Maturity Bond Portfolio is to seek a high level of current income consistent with stability of principal.

PRINCIPAL STRATEGIES

Thrivent Limited Maturity Bond Portfolio invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for Thrivent Limited Maturity Bond Portfolio is expected to be between one and five years.

[begin callout]
Defining Terms
The average dollar-weighted maturity of a portfolio is determined by calculating the average maturity of each debt security owned by the portfolio, weighting each security according to the amount that it represents in the portfolio.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[end callout]

Under normal market conditions, Thrivent Limited Maturity Bond Portfolio invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's
Corporation or unrated securities considered to be of comparable quality by Thrivent Financial, the Portfolio's investment adviser. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Financial.

Thrivent Financial uses  fundamental, quantitative, and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical analysis are defined on page
__.)  Thrivent Financial focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL RISKS

Thrivent Limited Maturity Bond Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

High Yield Risk.   High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Redemption Risk.  Asset-backed and mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Limited Maturity
Bond Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the
Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Limited Maturity Bond Portfolio commenced operations on November 30, 2001.

Year-By-Year Total Return

Year     Annual Return
2002     5.78%
2003     4.48%

Best Quarter:           Q2 '03                        2.47%
Worst Quarter:          Q3 '03                        0.23%

Average Annual Total Returns
(Periods ending December 31, 2003)

                                                               Since
                                                              Inception
                                           1 Year            (11/30/01)

Limited Maturity Bond Portfolio             4.48%             4.61%

Lehman Brothers Intermediate
Aggregate Bond Index /1/                    3.81%             N/A

/1/ The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index comprised of securities in the intermediate maturity range of one to five years.  The Lehman Brothers Aggregate Bond Index encompasses five major classes of U.S. fixed-income securities:  U.S. Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Limited
Maturity Bond Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.09%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.49%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Limited
Maturity Bond
Portfolio               $50                   $157                 $274                  $616
----------------------- --------------------- -------------------- --------------------- --------------------

                                      Thrivent Mortgage Securities Portfolio
                                     (formerly Mortgage Securities Portfolio)

INVESTMENT OBJECTIVE

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities.
The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans.  These securities include mortgage-backed securities issued and guaranteed by the
Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal
Home Loan Mortgage Corporation (FHLMC).  The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds (IOs) and principal only bonds (POs)
and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities.  In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities.  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

PRINCIPAL RISKS

Thrivent Mortgage Securities Portfolio is subject to the following principal investment risks.

Market Risk.  Over time securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the
Portfolio.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Redemption Risk.  Asset-backed and mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

VOLATILITY AND PERFORMANCE

Thrivent Mortgage Securities Portfolio commenced operations on April 30, 2003.  No bar chart or performance has
been included for the Portfolio.   Because shares of the Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mortgage
Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.50%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.32%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.82%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Mortgage
Securities Portfolio     $84                   $262                 $455                  $1,014
----------------------- --------------------- -------------------- --------------------- --------------------

                                          Thrivent Money Market Portfolio
                                         (formerly Money Market Portfolio)

INVESTMENT OBJECTIVE

The investment objective of Thrivent Money Market Portfolio is to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

PRINCIPAL STRATEGIES

Thrivent Money Market Portfolio seeks to achieve its objective by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. Thrivent
Financial looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Financial, the Portfolio's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental analysis is defined on page __.)

Thrivent Financial manages Thrivent Money Market Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the  Portfolio may maintain a stable $1.00 share price.  Those guidelines generally require Thrivent Money Market Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require Thrivent Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the  Portfolio's total assets must be invested in "first tier" securities.
First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Financial to be of comparable quality).  First-tier securities generally include
U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of Thrivent Money Market Portfolio's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by  Thrivent Financial to be of comparable quality), or kept in cash.

PRINCIPAL RISKS

Thrivent Money Market Portfolio is subject to the following principal investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a security held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the security may decline in price thereby affecting the value of the
Portfolio.

Interest Rate Risk.  A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Money Market Risk.  An investment in Thrivent Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Money Market
Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual returns for one, five, and ten years.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the
Portfolio are offered  through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown. Effective
January 1, 2004, the Portfolio began paying a fee of 0.03% to Thrivent Financial for administrative services.  If the returns reflected the current charge paid for an administration fee, the returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
The Money Market Portfolio commenced operations on January 9, 1987.

Year-By-Year Total Return

         Annual
Year     Return
1994     4.00%
1995     5.71%
1996     5.20%
1997     5.43%
1998     5.32%
1999     4.94%
2000     6.21%
2001     3.96%
2002     1.50%
2003     0.84%

Best Quarter:     Q4 '00    1.57%
Worst Quarter:    Q4 '03    0.18%

Average Annual Total Returns
(Periods ending December 31, 2003)

                              1 Year      5 Years       10 Years

Thrivent Money
Market Portfolio              0.84%        3.47%         4.30%

You may call 1-800-328-4552 to obtain the Portfolio's current seven-day yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Money
Market Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ ------------
Maximum Sales Charge (Load)                                                                      N/A
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)                                                             N/A
------------------------------------------------------------------------------------------------ ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------------------------ ------------
Management Fees                                                                                  0.40%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Other Expenses/1/                                                                                0.08%
------------------------------------------------------------------------------------------------ ------------
------------------------------------------------------------------------------------------------ ------------
Total Annual Portfolio Operating Expenses                                                        0.48%
------------------------------------------------------------------------------------------------ ------------

/1/ The amount shown for the Portfolio's "Other Expenses" has been restated to include the current 0.03% fee for administrative services.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Thrivent Money Market
Portfolio               $49                   $154                 $269                  $604
----------------------- --------------------- -------------------- --------------------- --------------------

                                                    Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc ("the Fund").  Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $62.4 billion in assets as of December 31,
2003, including approximately $20.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:

      ------------------------------------------------ -----------------------------------------------
      Thrivent Technology Portfolio                    Thrivent Large Cap Stock Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Small Cap Stock Portfolio               Thrivent Large Cap Index Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Small Cap Index Portfolio               Thrivent Real Estate Securities Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Mid Cap Growth Portfolio                Thrivent Balanced Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Mid Cap Growth Portfolio II             Thrivent High Yield Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Mid Cap Stock Portfolio                 Thrivent Income Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Mid Cap Index Portfolio                 Thrivent Bond Index Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Large Cap Growth Portfolio              Thrivent Limited Maturity Bond Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Large Cap Growth Portfolio II           Thrivent Mortgage Securities Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Large Cap Value Portfolio               Thrivent Money Market Portfolio
      ------------------------------------------------ -----------------------------------------------

For each of the other Portfolios listed below (the "Subadvised Portfolios"),  Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of
Directors of the Fund, one or more subadvisers to manage the investments of the Subadvised Portfolios.  It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.
The Subadvised Portfolios include the following:

      ------------------------------------------------ -----------------------------------------------
      Thrivent Partner Small Cap Growth Portfolio      Thrivent Partner All Cap Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Partner Small Cap Value Portfolio       Thrivent Partner Growth Stock Portfolio
      ------------------------------------------------ -----------------------------------------------
      ------------------------------------------------ -----------------------------------------------
      Thrivent Partner International Stock Portfolio   Thrivent Partner High Yield Portfolio
      ------------------------------------------------ -----------------------------------------------

Thrivent Financial and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a  subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable  Portfolios.  Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.

Advisory Fees

Each Portfolio pays an investment advisory fee to Thrivent Financial.  During the year ended December 31, 2003,
Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio's average net assets:

------------------------------------------------------- ------------------
Thrivent Technology Portfolio                           0.75%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner Small Cap Growth Portfolio             1.00%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner Small Cap Value Portfolio              0.80%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Small Cap Stock Portfolio                      0.70%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Small Cap Index Portfolio                      0.34%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Mid Cap Growth Portfolio                       0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Mid Cap Growth Portfolio II                    0.90%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Mid Cap Stock Portfolio                        0.70%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Mid Cap Index Portfolio                        0.35%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner International Stock Portfolio          0.85%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner All Cap Portfolio                      0.95%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Large Cap Growth Portfolio                     0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Large Cap Growth Portfolio II                  0.80%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner Growth Stock Portfolio                 0.80%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Large Cap Value Portfolio                      0.60%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Large Cap Stock Portfolio                      0.65%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Large Cap Index Portfolio                      0.32%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Real Estate Securities Portfolio               0.80%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Balanced Portfolio                             0.32%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent High Yield Portfolio                           0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Partner High Yield Portfolio                   0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Income Portfolio                               0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Bond Index Portfolio                           0.35%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Limited Maturity Bond Portfolio                0.40%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Mortgage Securities Portfolio                  0.50%
------------------------------------------------------- ------------------
------------------------------------------------------- ------------------
Thrivent Money Market Portfolio                         0.40%
------------------------------------------------------- ------------------

Investment Subadvisers and Portfolio Managers

Thrivent Technology Portfolio

James A. Grossman and Brian J. Flanagan, CFA serve as portfolio co-managers of Thrivent Technology Portfolio.

Mr. Grossman has been portfolio manager for the Thrivent Technology Portfolio since it commenced operations on
March 1, 2001.  Mr. Grossman has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Mr. Flanagan has been portfolio manager of the Thrivent Technology Portfolio since it commenced operations on
March 1, 2001.  Mr. Flanagan has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Thrivent Partner Small Cap Growth Portfolio

Thrivent Financial has engaged Franklin Advisers, Inc. ("FAI"), One Franklin Parkway, San Mateo, California
94403-1906, as investment subadviser for the Small Cap Growth Portfolio.  FAI is a wholly owned subsidiary of
Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Together, FAI and its affiliates manage over $336 billion in assets as of December 31, 2003.

Edward B. Jamieson, executive vice president of FAI, Michael McCarthy, senior vice president of FAI, and Aidan
O'Connell, vice president of FAI have served as portfolio managers of the Thrivent Partner Small Cap Growth
Portfolio since its inception in November 2001.  Mr. Jamieson joined Franklin Templeton Investments in 1987 and has served as a portfolio manager of the Franklin Small Cap Growth Fund II since its inception in 2000.  Mr.
McCarthy joined Franklin Templeton Investments in 1992.  Mr. O'Connell joined Franklin Templeton Investments in
1998.  Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Small Cap Value Portfolio.  T. Rowe Price had approximately $190 billion under management as of December 31, 2003.  Preston Athey  serves as portfolio manager of the Thrivent Partner
Small Cap Value Portfolio.  Mr. Athey is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, and he
is a small company equity portfolio manager.  He is also a Vice President and Investment Advisory Committee member of the Small-Cap Stock Fund and a Portfolio Manager on the firm's Global Clean Future Equity Fund.  Mr.
Athey has been with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

Christopher  J. Serra,  CFA serves as portfolio  manager of the Thrivent Small Cap Stock  Portfolio.  Mr. Serra has
served as the portfolio  manager of the Thrivent  Small Cap Stock  Portfolio  since  November  2003.  Mr. Serra has been with Thrivent Financial since 1998, and he has served as a portfolio manager since 1999.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer has served as portfolio manager of the Thrivent Small Cap Index Portfolio since 2002.
Previously, he was responsible for overseeing Thrivent Financial's general account assets.  Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio

Brian L.  Thorkelson  and Andrea J.  Thomas,  CFA serve as  portfolio  co-managers  of the  Thrivent  Mid Cap Growth
Portfolio

Mr.  Thorkelson  has served as portfolio  manager of the Thrivent Mid Cap Growth  Portfolio  since its inception in
1998.  Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the portfolio from 1997 to 2002.  Ms. Thomas has been with Thrivent
Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio II

Brian L.  Thorkelson  and Andrea J.  Thomas,  CFA serve as  portfolio  co-managers  of the  Thrivent  Mid Cap Growth
Portfolio II.

Mr.  Thorkelson  has served as  portfolio  manager of the  Thrivent  Mid Cap Growth  Portfolio  II since 2004.  Mr.
Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004, and she served as an associate portfolio manager of the portfolio from 1997 to 2002.  Ms. Thomas has been with Thrivent
Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA and John E. Hintz, CFA serve as portfolio co-managers of the Mid Cap Stock Portfolio.

Mr. Flanagan has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004.  Mr. Flanagan has also served in the following capacities to The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group:  portfolio manager since February 2004 and as assistant portfolio manager from 1999 to 2000.  Mr. Flanagan has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Mr. Hintz has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004.  Mr. Hintz also serves as portfolio manager of The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group.  Mr.
Hintz has served as Director of Research with Thrivent Financial since 2001, and he served as an equity analyst from 1997 to 2001.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer has served as portfolio manager of the Thrivent Mid Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets.  Mr. Brimmer has been with
Thrivent Financial since 1985.

Thrivent Partner International Stock Portfolio

Thrivent Financial has engaged T. Rowe Price International, Inc. (Price International") and Mercator to serve as co-subadvisers of the Thrivent Partner International Stock Portfolio.

Price International, an affiliate of T. Rowe Price Associates, Inc., is located at 100 East Pratt Street,
Baltimore, Maryland 21202.  Price International has served as investment subadviser for the Thrivent Partner
International Stock Portfolio since 2000.  Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $22.9 billion under management as of December 31,
2003 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.  Price
International has an investment advisory group that has day-to-day responsibility for managing the Thrivent
International Stock Portfolio and developing and executing the Portfolio's investment program.

Mercator, a limited partnership organized under the laws of Delaware, is located at 5200 Town Center Circle,
Suite 550, Boca Raton, Florida 33486.  Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations.  As of
December 31, 2003, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund.  Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent Partner International Stock Portfolio and developing and executing the Portfolio's investment program.

Thrivent Partner All Cap Portfolio

Thrivent Financial has engaged FMR, 82 Devonshire Street, Boston, Massachusetts 02109, as investment subadviser for the Thrivent Partner All Cap Portfolio.  In addition, FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of
FMR, serves as the sub-subadviser for the Thrivent Partner All Cap Portfolio.  FMRC will be primarily responsible for choosing investments for the Portfolio.  FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers.  As of December 31, 2003, FMR and its affiliates had approximately $799 billion in mutual fund assets under management.

Bahaa W. Fam serves as portfolio manager of the Thrivent Partner All Cap Portfolio.  Mr. Fam has served as the portfolio manager of the Portfolio since July 1, 2003.  He has served as portfolio manager of the Fidelity
Focused Stock Fund since October of 2001.  He managed the Fidelity Strategic Growth Fund from October 2001 to
January 2003.  Mr. Fam has been employed by FMR since 1994.

Thrivent Large Cap Growth Portfolio

Scott A. Vergin has been the portfolio manager of the Thrivent Large Cap Growth Portfolio since 1994.  Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Growth Portfolio II

Scott A. Vergin has been the portfolio manager of the Thrivent Large Cap Growth Portfolio II since 2004.  Mr.
Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price , 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio.  T. Rowe Price has over 67 years of investment management experience.  T. Rowe Price had approximately $190.0 billion total assets under management as of
December 31, 2003.

Robert W. Smith, Vice President of T. Rowe Price, serves as portfolio manager of the Thrivent Partner Growth
Stock Portfolio.  Mr. Smith has served as portfolio manager of the Thrivent Partner Growth Stock Portfolio since its inception in November 2001. He also serves as portfolio manager of the  T. Rowe Price Growth Stock Fund.  He has been employed in the investment management area of T. Rowe Price since 1992.

Thrivent Large Cap Value Portfolio

The Thrivent Large Cap Value Portfolio is managed by a team of investment professionals from Thrivent Financial.

Thrivent Large Cap Stock Portfolio

Frederick L. Plautz serves as portfolio manager of the Thrivent Large Cap Stock Portfolio. Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer has served as portfolio manager of the Thrivent Large Cap Index Portfolio since 2002.
Previously, he was responsible for overseeing Thrivent Financial's general account assets.  Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer has served as portfolio manager of the Thrivent Real Estate Securities Portfolio since its inception on April 30, 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003. Mr. Pfeifer has been with Thrivent Financial since 1990.

Thrivent Balanced Portfolio

Kevin R.  Brimmer,  FSA,  and Steven H.C.  Lee,  FSA,  serve as  portfolio  co-managers  of the  Thrivent  Balanced
Portfolio.

Mr. Brimmer has served as portfolio  manager of the Thrivent  Balanced  Portfolio  since 2002.  Previously,  he was responsible  for  overseeing  Thrivent  Financial's  general  account  assets.  Mr.  Brimmer has been with Thrivent
Financial since 1985.

Mr. Lee has served as portfolio manager of the Thrivent Balanced Portfolio since 2002.  Previously, Mr. Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account.  He has been with Thrivent Financial since 1985.

Thrivent High Yield Portfolio

Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of the High Yield Portfolio.

Mr. Ocenasek has served as a portfolio manager of the High Yield Portfolio since 2001.  He also has served as portfolio manager of Lutheran Brotherhood High Yield Fund, a series of an affiliated mutual fund group, since
1997. Mr. Ocenasek has been with Thrivent Financial since 1987.

Mr. Simenstad has served as a portfolio manager of the High Yield Portfolio since 2001, and he has served as a portfolio manager with Thrivent Financial since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

Thrivent Partner High Yield Portfolio

Thrivent  Financial has engaged PIMCO,  located at 800 Newport Center Drive,  Newport  Beach,  California  92660 to
manage the assets of the Thrivent  Partner High Yield  Portfolio.  With assets under  management  of  approximately
$373.8  billion as of December 31,  2003,  the company is one of the world's  foremost  bond fund  managers.  PIMCO oversees  more than 120 funds in all.  The company is part of Allianz  Dresdner  Asset  Management  of America L.P.
(ADAM-LP),  which is an indirect  unit of Allianz  AG, a  European-based,  multinational  insurance  and  financial services holding company.

The portfolio manager primarily  responsible for overseeing  PIMCO's  management of the Thrivent Partner High Yield
Portfolio  since 2002 is Raymond G.  Kennedy,  CFA.  Mr.  Kennedy is a managing  director,  portfolio  manager  and senior member of the PIMCO  investment  strategy group.  Mr. Kennedy joined PIMCO in 1996,  having  previously been associated  with Prudential  Insurance  Company of America as a private  placement asset manager.  He has more than
15 years of investment experience.

Thrivent Income Portfolio

Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of the Thrivent Income Portfolio.

Mr. Landreville has served as portfolio manager of the Thrivent Income Portfolio since June 2001.  Mr.
Landreville has been with Thrivent Financial since 1983, and has served as associate portfolio manager from 1987 through 1997 and as a portfolio manager since 1998.

Mr. Onstad has served as portfolio manager of the Thrivent Income Portfolio since 2002. Mr. Onstad has served as portfolio manager with Thrivent Financial since 1995.

Thrivent Bond Index Portfolio

Steven H.C. Lee, FSA, has served as portfolio manager of the Bond Index Portfolio since 2002.  Previously, Mr.
Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account.  He has been with Thrivent Financial since 1985.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville has served as portfolio manager of the Limited Maturity Bond Portfolio since its inception in 2001.  Mr. Landreville has been with Thrivent Financial since 1983, and has served as associate portfolio manager from 1987 through 1997 and as portfolio manager since 1998.

Thrivent Mortgage Securities Portfolio

Gregory R.  Anderson,  CFA,  CPA,  and Scott A. Lalim  serve as  portfolio  co-managers  of the  Thrivent  Mortgage
Securities Portfolio.

Mr.  Anderson has served as portfolio  manager of the Thrivent  Mortgage  Securities  Portfolio  since it commenced operations  on April 30, 2003. He also manages the  mortgage-backed  securities  portfolio of Thrivent  Financial's general account.  Mr. Anderson has been with Thrivent Financial since 1997.

Mr.  Lalim has served as  portfolio  manager of the  Thrivent  Mortgage  Securities  Portfolio  since it  commenced operation  on April 30, 2003.  He also  manages the  commercial  mortgage-backed  securities  portfolio of Thrivent
Financial's general account.  Mr. Lalim has been with Thrivent Financial since 1976.

Thrivent Money Market Portfolio

William D. Stouten has served as the  portfolio  manager of the Thrivent  Money Market Fund since October 10, 2003.
Mr. Stouten has been with Thrivent  Financial  since 2001, and he has served as a research  analyst/trader  for the money market funds at Thrivent  Financial  from 2001 to 2003.  Prior to joining  Thrivent  Financial,  Mr.  Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Financial, FAI, FMR, Mercator, PIMCO, Price International, and T. Rowe Price may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

                                  The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

o    Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and
     Thrivent Life; and

o    Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund.
Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial.  It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time.  Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund's Board monitors events in order to identify any material conflicts between such policy owners and contract owners.  Material conflict could result from, for example, 1)
changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners.  Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and  plan participants with respect to their investments in the Fund.  The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

                                              Pricing of Fund Shares

The Portfolios determine their net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

The Money Market Portfolio seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Fund's
Board of Directors, which utilizes the amortized cost method.  Valuing securities held by held by the Money
Market Portfolio on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional Information.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans.  The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day.  The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans.  Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

                                                    Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level.  Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10%
penalty tax on withdrawals before age 59.

                                     Other Securities And Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2.  The
Portfolios may also invest in other securities and engage in other practices.  Below are brief discussions of some of these securities, other practices in which certain of the Portfolios may engage, and their associated risks.

Repurchase Agreements.  Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities.  Each Portfolio may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.
In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs).  Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in
ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.
Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons.  Each of the Portfolios may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Portfolio that has purchased the security and the
Portfolio is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Industry Exposure. Each of the Portfolios may invest up to (but not more than) 25% of its assets in the securities of a single industry. To the extent that a Portfolio invests in a particular industry, it will be exposed to the unique risks associated with that industry. The Portfolios are not prohibited from investing in the alcohol, gaming, or tobacco industries.

Foreign Securities.  Each of the Portfolios may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of the Portfolios may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. Each of the Portfolios may have some international exposure in their investments.  Many
U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Emerging Markets Exposure.  Each of the Portfolios may have some emerging markets exposure.  Emerging market countries have historically experienced, and may continue to experience, certain economic problems.  These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted and Illiquid Securities.  Each of the Portfolios may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending.  Each of the Portfolios, except the Thrivent Money Market Portfolio, may seek additional income by lending securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives.  Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in derivatives.
Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a
Portfolio invests in high-yield bonds, it takes on certain risks:

o    The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o    Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds and Municipal Bonds.  The Thrivent Partner All Cap Portfolio, Thrivent Balanced Portfolio,
Thrivent High Yield Portfolio, Thrivent Partner High Yield Portfolio, Thrivent Income Portfolio, Thrivent Bond
Index Portfolio, Thrivent Limited Maturity Bond Portfolio, Thrivent Mortgage Securities Portfolio and Thrivent
Money Market Portfolio may invest in government bonds.  The Thrivent Partner High Yield Portfolio and Thrivent
Limited Maturity Bond Portfolio may also invest in municipal bonds.  As a result, a Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds.  The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-Term Trading.  The investment strategy for each Portfolio at times may include short-term trading.  While a
Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Portfolio's transaction costs.

The following Portfolios experienced Portfolio turnover rates during the past fiscal year greater than 100%.

             ----------------------------------------------------- --------------------------
             Portfolio Name                                        Turnover Rate
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Small Cap Stock Portfolio                    122%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Partner All Cap Portfolio                    163%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Mid Cap Growth Portfolio II                  105%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Large Cap Growth Portfolio                   101%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Partner Investors Growth Portfolio           261%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Income Portfolio                             251%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Bond Index Portfolio                         213%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Limited Maturity Bond Portfolio              255%
             ----------------------------------------------------- --------------------------
             ----------------------------------------------------- --------------------------
             Thrivent Mortgage Securities Portfolio                921%
             ----------------------------------------------------- --------------------------

Initial Public Offering.  Each Portfolio may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger.  Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities.  There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings.  When fixed-income securities are rated by one or more independent rating agencies, a
Portfolio uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Money Market Portfolio) may choose to follow the higher rating.  If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the
Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing.  In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes.  If the Portfolio does this, different factors could affect the
Portfolio's performance and it may not achieve its investment objective.

                                               Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios'
financial performance for the past five years or, if shorter, the period of the Portfolios' operations.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a
Portfolio(assuming reinvestment of all dividends and distributions).  All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level.  This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Annual Reports of the Fund and the AAL
Variable Product Series Fund, Inc. for the fiscal year ended December 31, 2003, which are available upon request.

LB Series Fund, Inc.
Financial Highlights

                                                                                    Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002       12/31/2001(f)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.70              $10.55              $10.00

Income from Investment Operations
Net investment income/(loss)                                              (0.04)              (0.04)              (0.01)
Net realized and unrealized gain/(loss)
on investments (b)                                                         3.41               (2.81)               0.56
Total from Investment Operations                                           3.37               (2.85)               0.55

Less Distributions from
Net investment income                                                        --                  --                  --
Net realized gain on investments                                             --                  --                  --
Total Distributions                                                          --                  --                  --

Net Asset Value, End of period                                           $11.07               $7.70              $10.55

Total return (c)                                                          43.83%             (27.02)%              5.50%
Net assets, end of period (in millions)                                   $40.1               $20.3                $5.7
Ratio of expenses to average net assets (d)                                1.00%               1.00%               1.00%
Ratio of net investment income/(loss)
to average net assets (d)                                                 (0.57)%             (0.52)%             (0.74)%
Portfolio turnover rate                                                      52%                 29%                  0%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                1.28%               1.11%
Ratio of net investment loss to average net assets (e)                    (0.85)%             (0.63)%

Financial Highlights - continued

                                                                        Opportunity Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
                                                  Year              Year              Year              Year              Year
For a share outstanding                          Ended             Ended             Ended             Ended             Ended
throughout each period (a)                  12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.95            $10.21            $13.25            $14.10            $11.06

Income from Investment Operations
Net investment income/(loss)                        --                --              0.02              0.04             (0.01)
Net realized and unrealized gain/(loss)
on investments (b)                                2.94             (3.24)            (2.36)            (0.89)             3.05
Total from Investment Operations                  2.94             (3.24)            (2.34)            (0.85)             3.04

Less Distributions from
Net investment income                               --             (0.02)            (0.04)               --                --
Net realized gain on investments                    --                --             (0.66)               --                --
Total Distributions                                 --             (0.02)            (0.70)               --                --

Net Asset Value, End of period                   $9.89             $6.95            $10.21            $13.25            $14.10

Total return (c)                                 42.35%           (31.77)%          (18.01)%           (6.05)%           27.55%
Net assets, end of period (in millions)         $268.8            $196.8            $361.1            $457.4            $436.9
Ratio of expenses to average net assets (d)       0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income/(loss)
to average net assets (d)                        (0.02)%           (0.05)%            0.19%             0.26%            (0.09)%
Portfolio turnover rate                             82%              130%              138%              147%               60%

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for
fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)       0.48%             0.47%
Ratio of net investment loss to average net
assets (e)                                       (0.10)%           (0.12)%

Financial Highlights - continued

                                                            Mid Cap Select Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
                                                                          Year                Year              Period
                                                                         Ended               Ended               Ended
 For a share outstanding throughout each period (a)                 12/31/2003          12/31/2002       12/31/2001(f)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.96              $10.60              $10.00

Income from Investment Operations
Net investment income/(loss)                                             (0.03)             (0.02)                  --
Net realized and unrealized gain/(loss)
on investments (b)                                                        2.26              (4.60)                0.60
Total from Investment Operations                                          2.23              (4.62)                0.60

Less Distributions from
Net investment income                                                       --                  --                  --
Net realized gain on investments                                            --              (0.02)                  --
Total Distributions                                                         --              (0.02)                  --

Net Asset Value, End of period                                           $8.19              $5.96               $10.60

Total return (c)                                                         37.34%            (43.66)%               5.99%
Net assets, end of period (in millions)                                  $30.5              $17.6                 $6.1
Ratio of expenses to average net assets (d)                              0.90%               0.90%                0.90%
Ratio of net investment income/(loss)
to average net assets (d)                                               (0.47)%             (0.36)%              (0.53)%
Portfolio turnover rate                                                   105%                171%                  15%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                              1.34%               1.02%
Ratio of net investment loss to average net assets (e)                  (0.91)%             (0.48)%

Financial Highlights - continued

                                                         Mid Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                               $9.63            $13.04            $17.59            $16.62            $11.13

Income from Investment Operations
Net investment income/(loss)                         --                --              0.01              0.07              0.02
Net realized and unrealized gain/(loss)
on investments (b)                                 3.45             (3.39)            (3.39)             2.24              5.49
Total from Investment Operations                   3.45             (3.39)            (3.38)             2.31              5.51

Less Distributions from
Net investment income                                --             (0.02)            (0.07)               --             (0.02)
Net realized gain on investments                     --                --             (1.10)            (1.34)               --
Total Distributions                                  --             (0.02)            (1.17)            (1.34)            (0.02)

Net Asset Value, End of period                   $13.08             $9.63            $13.04            $17.59            $16.62

Total return (c)                                  35.92%           (26.09)%          (19.74)%           13.37%            49.64%
Net assets, end of period (in millions)          $478.8            $348.8            $537.9            $588.6            $271.7
Ratio of expenses to average net assets (d)        0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income/(loss)
to average net assets (d)                         (0.03)%           (0.06)%            0.12%             0.49%             0.26%
Portfolio turnover rate                              79%               51%              121%              117%              148%

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.44%             0.45%
Ratio of net investment income/(loss)
to average net assets (e)                         (0.07)%           (0.11)%

Financial Highlights - continued

                                                                             World Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                               $8.23            $10.02            $13.83            $16.93            $12.67

Income from Investment Operations
Net investment income/(loss)                       0.11              0.10              0.07              0.06              0.11
Net realized and unrealized gain/(loss)
on investments (b)                                 2.41             (1.85)            (2.81)            (2.73)             4.21
Total from Investment Operations                   2.52             (1.75)            (2.74)            (2.67)             4.32

Less Distributions from
Net investment income                             (0.13)            (0.04)            (0.05)               --             (0.06)
Net realized gain on investments                     --                --             (1.02)            (0.43)               --
Total Distributions                               (0.13)            (0.04)            (1.07)            (0.43)            (0.06)

Net Asset Value, End of period                   $10.62             $8.23            $10.02            $13.83            $16.93

Total return (c)                                  31.27%           (17.43)%          (21.03)%          (16.12)%           34.13%
Net assets, end of period (in millions)          $420.7            $323.3            $440.0            $561.3            $550.1
Ratio of expenses to average net assets (d)        0.85%             0.85%             0.85%             0.85%             0.85%
Ratio of net investment income/(loss)
to average net assets (d)                          1.28%             1.08%             0.68%             0.44%             0.89%
Portfolio turnover rate                              26%               20%               30%               38%               23%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.96%             0.95%
Ratio of net investment income/(loss)
to average net assets (e)                          1.17%             0.98%

Financial Highlights - continued

                                                                                        All Cap Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
For a share outstanding                                                   Ended               Ended               Ended
throughout each period (a)                                           12/31/2003          12/31/2002       12/31/2001(f)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $6.35              $10.30              $10.00

Income from Investment Operations
Net investment income/(loss)                                               0.02               (0.01)                 --
Net realized and unrealized gain/(loss)
on investments (b)                                                         1.47               (3.93)               0.30
Total from Investment Operations                                           1.49               (3.94)               0.30

Less Distributions from
Net investment income                                                     (0.01)                 --                  --
Net realized gain on investments                                             --               (0.01)                 --
Total Distributions                                                       (0.01)              (0.01)                 --

Net Asset Value, End of period                                            $7.83               $6.35              $10.30

Total return (c)                                                          23.52%             (38.33)%              3.10%
Net assets, end of period (in millions)                                   $48.6               $35.5                $6.4
Ratio of expenses to average net assets (d)                                0.95%               0.95%               0.95%
Ratio of net investment income/(loss)
to average net assets (d)                                                  0.26%              (0.18)%             (0.36)%
Portfolio turnover rate                                                     163%                192%                 29%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                1.12%               1.03%
Ratio of net investment income/(loss)
to average net assets (e)                                                  0.09%              (0.26)%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Prior to the year ended December 31, 2002, ratios were not calculated due to a contractual arrangement between the Portfolios and the Adviser to reimburse all expenses in excess of Advisory fees.

(f) Since Portfolio inception, November 30, 2001.

LB Series Fund, Inc.
Financial Highlights - continued

                                                                                             Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.62            $15.25            $24.06            $30.24            $23.51

Income from Investment Operations

Net investment income                              0.07              0.07              0.07              0.13              0.11
Net realized and unrealized gain/(loss)
on investments (b)                                 3.15             (4.63)            (4.13)            (1.18)             9.14
Total from Investment Operations                   3.22             (4.56)            (4.06)            (1.05)             9.25

Less Distributions from
Net investment income                             (0.06)            (0.07)            (0.05)            (0.08)            (0.11)
Net realized gain on investments                     --                --             (4.70)            (5.05)            (2.41)
Total Distributions                               (0.06)            (0.07)            (4.75)            (5.13)            (2.52)

Net Asset Value, End of period                   $13.78            $10.62            $15.25            $24.06            $30.24

Total return (c)                                  30.49%           (29.99)%          (19.13)%           (4.95)%           43.61%
Net assets, end of period (in millions)        $2,478.8          $2,004.7          $3,607.7          $4,695.7          $4,913.3
Ratio of expenses to average net assets (d)        0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income
to average net assets (d)                          0.56%             0.48%             0.43%             0.48%             0.45%
Portfolio turnover rate                             101%               83%               94%              108%              124%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.42%             0.42%
Ratio of net investment income/(loss)
to average net assets (e)                          0.54%             0.46%

Financial Highlights - continued

                                                                                 Investors Growth Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002       12/31/2001(g)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.40              $10.08              $10.00

Income from Investment Operations

Net investment income                                                      0.01                0.01                  --
Net realized and unrealized gain/(loss)
on investments (b)                                                         1.68               (2.68)               0.08
Total from Investment Operations                                           1.69               (2.67)               0.08

Less Distributions from
Net investment income                                                     (0.01)              (0.01)                 --
Net realized gain on investments                                             --                  --                  --
Total Distributions                                                       (0.01)              (0.01)                 --

Net Asset Value, End of period                                            $9.08               $7.40              $10.08

Total return (c)                                                          22.75%             (26.53)%              0.89%
Net assets, end of period (in millions)                                   $39.1               $24.5                $5.9
Ratio of expenses to average net assets (d)                                0.80%               0.80%               0.80%
Ratio of net investment income
to average net assets (d)                                                  0.10%               0.12%               0.05%
Portfolio turnover rate                                                     261%                214%                 13%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                1.26%               0.90%
Ratio of net investment income/(loss)
to average net assets (e)                                                 (0.36)%              0.02%

Financial Highlights - continued

                                                                                    Growth Stock Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002       12/31/2001(g)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.79              $10.16              $10.00

Income from Investment Operations
Net investment income                                                      0.02                0.01                  --
Net realized and unrealized gain/(loss)
on investments (b)                                                         2.40               (2.37)               0.16
Total from Investment Operations                                           2.42               (2.36)               0.16

Less Distributions from
Net investment income                                                     (0.02)              (0.01)                 --
Net realized gain on investments                                             --                  --                  --
Total Distributions                                                       (0.02)              (0.01)                 --
Net Asset Value, End of period                                           $10.19               $7.79              $10.16

Total return (c)                                                          31.05%             (23.20)%              1.63%
Net assets, end of period (in millions)                                   $69.7               $36.8                $6.2
Ratio of expenses to average net assets (d)                                0.80%               0.80%               0.80%
Ratio of net investment income
to average net assets (d)                                                  0.26%               0.26%               0.37%
Portfolio turnover rate                                                      41%                 37%                  3%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                0.96%               0.89%
Ratio of net investment income/(loss)
to average net assets (e)                                                  0.10%               0.17%

Financial Highlights - continued

                                                                                        Value Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002       12/31/2001(g)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.74              $10.14             $10.00

Income from Investment Operations
Net investment income                                                      0.09                0.07               0.01
Net realized and unrealized gain/(loss)
on investments (b)                                                         2.02               (2.39)              0.13
Total from Investment Operations                                           2.11               (2.32)              0.14

Less Distributions from
Net investment income                                                     (0.09)              (0.08)                --
Net realized gain on investments                                             --                  --                 --
Total Distributions                                                       (0.09)              (0.08)                --
Net Asset Value, End of period                                            $9.76               $7.74             $10.14

Total return (c)                                                          27.08%             (22.85)%             1.44%
Net assets, end of period (in millions)                                  $220.4               $95.1               $6.9
Ratio of expenses to average net assets (d)                                0.60%               0.60%              0.60%
Ratio of net investment income
to average net assets (d)                                                  1.41%               1.39%              0.87%
Portfolio turnover rate                                                      32%                104%                --

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                0.68%               0.66%
Ratio of net investment income/(loss)
to average net assets (e)                                                  1.33%               1.33%

Financial Highlights - continued

                                                                                       High Yield Portfolio
--------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $4.40             $5.41             $6.39             $9.09             $9.16

Income from Investment Operations
Net investment income                              0.44              0.56              0.78              0.99              0.99
Net realized and unrealized gain/(loss)
on investments (b)                                 0.73             (1.01)            (0.98)            (2.70)            (0.07)
Total from Investment Operations                   1.17             (0.45)            (0.20)            (1.71)             0.92

Less Distributions from
Net investment income                             (0.43)            (0.56)            (0.78)            (0.99)            (0.99)
Net realized gain on investments                     --                --                --                --                --
Total Distributions                               (0.43)            (0.56)            (0.78)            (0.99)            (0.99)
Net Asset Value, End of period                    $5.14             $4.40             $5.41             $6.39             $9.09

Total return (c)                                  28.00%            (8.65)%           (3.60)%          (20.56)%           10.52%
Net assets, end of period (in millions)          $851.5            $719.9          $1,007.7          $1,150.3          $1,525.7
Ratio of expenses to average net assets            0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income
to average net assets                              9.22%            11.64%            12.95%            12.16%            10.71%
Portfolio turnover rate (f)                          86%               79%               80%               62%               59%

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.43%             0.43%
Ratio of net investment income to average net
assets (e)                                         9.19%            11.61%

Financial Highlights - continued

                                                                               Income Portfolio
--------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.83             $9.80             $9.71             $9.41            $10.21

Income from Investment Operations
Net investment income                              0.45              0.51              0.61              0.64              0.59
Net realized and unrealized gain/(loss)
on investments (b)                                 0.37              0.03              0.09              0.30             (0.80)
Total from Investment Operations                   0.82              0.54              0.70              0.94             (0.21)

Less Distributions from
Net investment income                             (0.45)            (0.51)            (0.61)            (0.64)            (0.59)
Net realized gain on investments                     --                --                --                --                --
Total Distributions                               (0.45)            (0.51)            (0.61)            (0.64)            (0.59)
Net Asset Value, End of period                   $10.20             $9.83             $9.80             $9.71             $9.41

Total return (c)                                   8.51%             5.75%             7.38%            10.36%            (2.01)%
Net assets, end of period (in millions)        $1,067.1          $1,146.3          $1,224.2          $1,095.0          $1,066.0
Ratio of expenses to average net assets            0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income
to average net assets                              4.47%             5.29%             6.12%             6.83%             6.09%
Portfolio turnover rate (f)                         251%              151%              190%              136%               91%

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.42%             0.43%
Ratio of net investment income to average net
assets (e)                                         4.45%             5.26%

Financial Highlights - continued

                                                                                Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002       12/31/2001(g)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $10.16               $9.91             $10.00

Income from Investment Operations
Net investment income                                                      0.29                0.32               0.03
Net realized and unrealized gain/(loss)
on investments (b)                                                         0.15                0.25              (0.09)
Total from Investment Operations                                           0.44                0.57              (0.06)

Less Distributions from
Net investment income                                                     (0.29)              (0.32)             (0.03)
Net realized gain on investments                                          (0.10)                 --                 --
Total Distributions                                                       (0.39)              (0.32)             (0.03)

Net Asset Value, End of period                                           $10.21              $10.16               $9.91

Total return (c)                                                           4.48%               5.78%              (0.61)%
Net assets, end of period (in millions)                                  $218.8              $159.3               $21.5
Ratio of expenses to average net assets                                    0.40%               0.40%               0.40%
Ratio of net investment income
to average net assets                                                      2.85%               3.11%               3.24%
Portfolio turnover rate (f)                                                 255%                236%                 24%

If the Adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                                0.46%               0.46%
Ratio of net investment income to average net assets (e)                   2.79%               3.05%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Prior to the year ended December 31, 2002, ratios were not calculated due to a contractual arrangement between the Portfolios and the Adviser to reimburse all expenses in excess of Advisory fees.

(f) Portfolio turnover rates prior to the year ended December 31, 2003, excluded the effect of participation in mortgage dollar roll transactions.

(g) Since Portfolio inception, November 30, 2001.

LB Series Fund, Inc.
Financial Highlights - continued

                                                                                      Money Market Portfolio
--------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00             $1.00             $1.00             $1.00             $1.00

Income from Investment Operations
Net investment income                              0.01              0.01              0.04              0.06              0.05

Less Distributions from
Net investment income                             (0.01)            (0.01)            (0.04)            (0.06)            (0.05)

Net Asset Value, End of period                    $1.00             $1.00             $1.00             $1.00             $1.00
Total return (b)                                   0.84%             1.50%             3.96%             6.21%             4.94%
Net assets, end of period (in millions)          $289.3            $318.9            $407.7            $291.7            $294.9
Ratio of expenses to average net assets            0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income
to average net assets                              0.84%             1.49%             3.76%             6.03%             4.86%
Portfolio turnover rate                             N/A               N/A               N/A               N/A               N/A

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (c)        0.45%             0.44%
Ratio of net investment income to average
net assets (c)                                     0.79%             1.45%

(a) All per share amounts have been rounded to the nearest cent.

(b) Total investment return assumes dividend reinvestment.

(c) Prior to the year ended December 31, 2002 ratios, were not calculated due to a contractual arrangement between the Portfolios and the Adviser to reimburse all expenses in excess of Advisory fees.

AAL Variable Products Series Fund, Inc.
Financial Highlights
                                                                                    Technology Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002          12/31/2001(e)
                                                                     ----------          ----------          ----------
Net Asset Value, Beginning of Period                                      $4.59               $7.87              $10.00
                                                                     ----------          ----------          ----------
Income from Investment Operations
Net investment income/(loss)                                              (0.01)              (0.01)              (0.02)
Net realized and unrealized gain/(loss)
on investments (b)                                                         2.36               (3.27)              (2.11)
                                                                     ----------          ----------          ----------
Total from Investment Operations                                           2.35               (3.28)              (2.13)
                                                                     ----------          ----------          ----------
Less Distributions from
Net investment income                                                        --                  --                  --
Net realized gain on investments                                             --                  --                  --
                                                                     ----------          ----------          ----------
Total Distributions                                                          --                  --                  --
                                                                     ----------          ----------          ----------
Net Asset Value, End of period                                            $6.94               $4.59               $7.87
                                                                     ----------          ----------          ----------
Total return (c)                                                          51.36%             (41.71)%            (21.30)%
Net assets, end of period (in millions)                                   $41.2               $13.3                $8.8
Ratio of expenses to average net assets (d)                                0.73%               0.74%               0.75%
Ratio of net investment income/(loss)
to average net assets (d)                                                 (0.36)%             (0.50)%             (0.40)%
Portfolio turnover rate                                                      68%                 57%                 44%

If the Adviser had not reimbursed expenses and the
Portfolio had not received credits for directed
brokerage transactions or fees paid
indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                1.17%               1.59%               1.76%
Ratio of net investment income/(loss)
to average net assets (d)                                                 (0.80)%             (1.35)%              (1.41)%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                                                    Small Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002          12/31/2001(e)
                                                                     ----------          ----------          ----------
Net Asset Value, Beginning of Period                                      $8.81              $11.09              $10.00
                                                                     ----------          ----------          ----------
Income from Investment Operations
Net investment income/(loss)                                                 --                  --                0.01
Net realized and unrealized gain/(loss)
on investments (b)                                                         3.53               (2.26)               1.10
                                                                     ----------          ----------          ----------
Total from Investment Operations                                           3.53               (2.26)               1.11
                                                                     ----------          ----------          ----------
Less Distributions from
Net investment income                                                      0.00                  --               (0.01)
Net realized gain on investments                                             --               (0.02)              (0.01)
                                                                     ----------          ----------          ----------
Total Distributions                                                          --               (0.02)              (0.02)
                                                                     ----------          ----------          ----------
Net Asset Value, End of period                                           $12.34               $8.81              $11.09
                                                                     ----------          ----------          ----------
Total return (c)                                                          40.19%             (20.41)%             11.10%
Net assets, end of period (in millions)                                  $156.9               $87.9               $23.7
Ratio of expenses to average net assets (d)                                0.69%               0.69%               0.70%
Ratio of net investment income/(loss)
to average net assets (d)                                                  0.00%               0.04%               0.15%
Portfolio turnover rate                                                     122%                 92%                 46%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                0.82%               0.96%               1.35%
Ratio of net investment income/(loss)
to average net assets (d)                                                 (0.13)%             (0.23)%             (0.50)%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                                                   Mid Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002          12/31/2001(e)
                                                                     ----------          ----------          ----------
Net Asset Value, Beginning of Period                                      $7.60               $9.02              $10.00
                                                                     ----------          ----------          ----------
Income from Investment Operations
Net investment income                                                      0.02                0.02                0.02
Net realized and unrealized gain/(loss)
on investments (b)                                                         2.44               (1.42)              (0.98)
                                                                     ----------          ----------          ----------
Total from Investment Operations                                           2.46               (1.40)              (0.96)
                                                                     ----------          ----------          ----------
Less Distributions from
Net investment income                                                     (0.02)              (0.02)              (0.02)
Net realized gain on investments                                             --                  --                  --
                                                                     ----------          ----------          ----------
Total Distributions                                                       (0.02)              (0.02)              (0.02)
                                                                     ----------          ----------          ----------
Net Asset Value, End of period                                           $10.04               $7.60               $9.02
                                                                     ----------          ----------          ----------
Total return (c)                                                          32.28%             (15.46)%             (9.61)%
                                                                     ----------          ----------          ----------
Net assets, end of period (in millions)                                   $73.4               $31.3               $21.5
Ratio of expenses to average net assets (d)                                0.68%               0.68%               0.70%
Ratio of net investment income
to average net assets (d)                                                  0.31%               0.36%               0.41%
Portfolio turnover rate                                                      85%                 59%                 95%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                               1.01%                1.05%               1.45%
Ratio of net investment income/(loss)
to average net assets (d)                                                (0.02)%               (0.01)%            (0.34)%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                                                      Mid Cap Index Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002          12/31/2001(e)
                                                                     ----------          ----------          ----------
Net Asset Value, Beginning of Period                                      $8.65              $10.23              $10.00
                                                                     ----------          ----------          ----------
Income from Investment Operations
Net investment income                                                      0.06                0.05                0.06
Net realized and unrealized gain/(loss)
on investments (b)                                                         2.95               (1.54)               0.25
                                                                     ----------          ----------          ----------
Total from Investment Operations                                           3.01               (1.49)               0.31
                                                                     ----------          ----------          ----------
Less Distributions from
Net investment income                                                     (0.06)              (0.05)              (0.06)
Net realized gain on investments                                          (0.07)              (0.04)              (0.02)
                                                                     ----------          ----------          ----------
Total Distributions                                                       (0.13)              (0.09)              (0.08)
                                                                     ----------          ----------          ----------
Net Asset Value, End of period                                           $11.53               $8.65              $10.23
Total return (c)                                                          34.80%             (14.65)%              3.11%
Net assets, end of period (in millions)                                   $76.2               $30.6               $14.3
Ratio of expenses to average net assets (d)                                0.36%               0.34%               0.35%
Ratio of net investment income
to average net assets (d)                                                  0.88%               0.79%               0.80%
Portfolio turnover rate                                                      25%                 14%                 20%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                0.64%               0.83%               1.13%
Ratio of net investment income/(loss)
to average net assets (d)                                                  0.60%               0.30%               0.02%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                                      Small Cap Index Portfolio
---------------------------------------------------------------------------------------------------------------------
                                                  Year          Year           Year           Year           Year
                                                 Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each       12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
period (a)
                                              ----------     ----------     ----------     ----------      ----------
Net Asset Value, Beginning of Period            $11.52         $13.59         $13.64         $13.20          $12.40
                                              ----------     ----------     ----------     ----------      ----------
Income from Investment Operations
Net investment income/(loss)                      0.07           0.05           0.05           0.06            0.06
Net realized and unrealized gain/(loss)
on investments (b)                                4.29          (2.07)          0.82           1.44            1.43
                                              ----------     ----------     ----------     ----------      ----------
Total from Investment Operations                  4.36          (2.02)          0.87           1.50            1.49
                                              ----------     ----------     ----------     ----------      ----------
Less Distributions from
Net investment income                            (0.05)            --          (0.05)         (0.06)          (0.06)
Net realized gain on investments                    --          (0.05)         (0.87)         (1.00)          (0.63)
                                              ----------     ----------     ----------     ----------      ----------
Total Distributions                              (0.05)         (0.05)         (0.92)         (1.06)          (0.69)
                                              ----------     ----------     ----------     ----------      ----------
Net Asset Value, End of period                  $15.83         $11.52         $13.59         $13.64          $13.20
                                              ----------     ----------     ----------     ----------      ----------
Total return (c)                                 38.16%        (14.87)%         6.38%         11.23%          12.19%
Net assets, end of period (in millions)         $394.8         $273.4         $324.5         $304.7          $226.0
Ratio of expenses to average net assets (d)       0.40%          0.40%          0.39%          0.35%           0.35%
Ratio of net investment income/(loss)
  to average net assets (d)                       0.52%          0.40%          0.40%          0.43%           0.49%
Portfolio turnover rate                             15%            17%            20%            46%             31%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)       0.40%          0.40%          0.40%          0.40%           0.41%
Ratio of net investment income/(loss)
to average net assets (d)                         0.52%          0.40%          0.39%          0.37%           0.44%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                          Small Cap Value
                                                            Portfolio(f)
-------------------------------------------------------------------------
                                                               Period
                                                                Ended
For a share outstanding throughout each period (a)         12/31/2003
                                                           ----------
Net Asset Value, Beginning of Period                           $10.00
                                                           ----------
Income from Investment Operations
Net investment income/(loss)                                     0.01
Net realized and unrealized gain/(loss)
on investments (b)                                               4.15
                                                           ----------
Total from Investment Operations                                 4.16
                                                           ----------
Less Distributions from
Net investment income                                           (0.01)
Net realized gain on investments                                (0.42)
                                                           ----------
Total Distributions                                             (0.43)
                                                           ----------
Net Asset Value, End of period                                 $13.73
                                                           ----------
Total return (c)                                                41.55%
Net assets, end of period (in millions)                         $19.8
Ratio of expenses to average net assets (d)                      0.80%
Ratio of net investment income/(loss)
  to average net assets (d)                                      0.12%
Portfolio turnover rate                                            54%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                      1.69%
Ratio of net investment income/(loss)
to average net assets (d)                                       (0.77)%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                                     International Portfolio
----------------------------------------------------------------------------------------------------------------------
                                                Year           Year          Year           Year          Year
                                               Ended          Ended          Ended          Ended         Ended
For a share outstanding throughout          12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
each period (a)
                                            ----------      ----------    ----------     ----------     ----------
Net Asset Value, Beginning of Period          $7.16           $8.96         $12.28          $15.44         $11.05
                                            ----------      ----------    ----------     ----------     ----------
Income from Investment Operations
Net investment income                          0.08            0.06           0.08            0.28           0.06
Net realized and unrealized gain/(loss)
on investments (b)                             2.00           (1.77)         (3.21)          (2.93)          4.51
                                            ----------      ----------    ----------     ----------     ----------
Total from Investment Operations               2.08           (1.71)         (3.13)          (2.65)          4.57
                                            ----------      ----------    ----------     ----------     ----------
Less Distributions from
Net investment income                         (0.09)          (0.09)         (0.19)          (0.28)         (0.09)
Net realized gain on investments                 --              --             --           (0.23)         (0.09)
                                            ----------      ----------    ----------     ----------     ----------
Total Distributions                           (0.09)          (0.09)         (0.19)          (0.51)         (0.18)
                                            ----------      ----------    ----------     ----------     ----------
Net Asset Value, End of period                $9.15           $7.16          $8.96          $12.28         $15.44
                                            ----------      ----------    ----------     ----------     ----------
Total return (c)                              28.61%         (19.05)%       (25.49)%        (17.13)%        41.50%
Net assets, end of period (in millions)      $106.1           $57.0          $60.9           $79.6          $44.0
Ratio of expenses to average net assets (d)    0.82%           0.80%          0.80%           0.80%          0.80%
Ratio of net investment income
to average net assets (d)                      1.18%           0.82%          0.76%           2.46%          0.74%
Portfolio turnover rate                          70%             57%            49%             30%            45%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)    1.09%           1.11%          1.08%           0.98%          1.13%
Ratio of net investment income/(loss)
to average net assets (d)                      0.91%           0.51%          0.48%           2.27%          0.41%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                                                    Capital Growth Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                           Year                Year              Period
                                                                          Ended               Ended               Ended
For a share outstanding throughout each period (a)                   12/31/2003          12/31/2002          12/31/2001(e)
                                                                     ----------          ----------          ----------
Net Asset Value, Beginning of Period                                      $7.08               $9.19              $10.00
                                                                     ----------          ----------          ----------
Income from Investment Operations
Net investment income                                                      0.04                0.04                0.03
Net realized and unrealized gain/(loss)
on investments (b)                                                         1.48               (2.11)              (0.81)
                                                                     ----------          ----------          ----------
Total from Investment Operations                                           1.52               (2.07)              (0.78)
                                                                     ----------          ----------          ----------
Less Distributions from
Net investment income                                                     (0.04)              (0.04)              (0.03)
Net realized gain on investments                                             --                  --                  --
                                                                     ----------          ----------          ----------
Total Distributions                                                       (0.04)              (0.04)              (0.03)
                                                                     ----------          ----------          ----------
Net Asset Value, End of period                                            $8.56               $7.08               $9.19
Total return (c)                                                          21.36%             (22.50)%             (7.78)%
Net assets, end of period (in millions)                                  $282.4               $76.6               $51.7
Ratio of expenses to average net assets (d)                                0.64%               0.64%               0.65%
Ratio of net investment income
to average net assets (d)                                                  0.80%               0.67%               0.60%
Portfolio turnover rate                                                      33%                  7%                  1%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for directed brokerage transactions or fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                0.77%               0.86%               1.04%
Ratio of net investment income/(loss)
to average net assets (d)                                                  0.67%               0.45%               0.21%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Since inception, March 1, 2001.

(f) Since inception, April 30, 2003.

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                                           Large Company Index Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year           Year           Year           Year           Year
                                                            Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)     12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, Beginning of Period                       $15.68         $20.26         $24.12         $27.10         $22.90
                                                       ----------     ----------      ---------     ----------     ----------
Income from Investment Operations
Net investment income                                        0.24           0.23           0.21           0.23           0.25
Net realized and unrealized gain/
(loss) on investments (b)                                    4.10          (4.73)         (3.13)         (2.70)          4.42
                                                       ----------     ----------      ---------      ----------    ----------
Total from Investment Operations                             4.34          (4.50)         (2.92)         (2.47)          4.67
                                                       ----------     ----------      ---------      ----------    ----------
Less Distributions from
Net investment income                                       (0.23)            --          (0.21)         (0.23)         (0.25)
Net realized gain on investments                               --          (0.08)         (0.73)         (0.28)         (0.22)
                                                       ----------     ----------      ---------      ----------    ----------
Total Distributions                                         (0.23)         (0.08)         (0.94)         (0.51)         (0.47)
                                                       ----------     ----------      ---------      ----------    ----------
Net Asset Value, End of period                             $19.79         $15.68         $20.26         $24.12         $27.10
                                                       ----------     ----------      ---------      ----------    ----------
Total return (c)                                            28.21%        (22.21)%       (12.15)%        (9.18)%        20.52%
Net assets, end of period (in millions)                    $725.0         $535.0         $755.4         $904.8         $873.8
Ratio of expenses to average net assets (d)                  0.36%          0.36%          0.34%          0.31%          0.32%
Ratio of net investment income to
average net assets (d)                                       1.42%          1.24%          0.98%          0.87%          1.01%
Portfolio turnover rate (e)                                     1%             6%             4%             4%             3%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for directed brokerage
transactions or fees paid indirectly the
ratios would have been:
Ratio of expenses to average net assets (d)                  0.36%          0.36%          0.35%          0.34%          0.35%
Ratio of net investment income to
average net assets (d)                                       1.42%          1.24%          0.97%          0.84%          0.98%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                                                High Yield Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year           Year           Year           Year           Year
                                                            Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)     12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, Beginning of Period                        $5.81          $6.33          $6.84          $7.69          $8.95
Income from Investment Operations
Net investment income                                        0.50           0.52           0.60           0.74           0.89
Net realized and unrealized gain/
(loss) on investments (b)                                    0.93          (0.52)         (0.50)         (0.85)         (1.26)
Total from Investment Operations                             1.43             --           0.10          (0.11)         (0.37)
Less Distributions from
Net Investment Income                                       (0.50)         (0.52)         (0.61)         (0.74)         (0.89)
Net Asset Value, End of period                              $6.74          $5.81          $6.33          $6.84          $7.69
Total return (c)                                            25.41%          0.40%          1.41%         (1.46)%        (4.45)%
Net assets, end of period (in millions)                     $76.0          $41.1          $34.5          $33.6          $33.2
Ratio of expenses to average net assets (d)                  0.41%          0.40%          0.40%          0.40%          0.40%
Ratio of net investment income to
average net assets (d)                                       7.86%          8.89%          9.01%         10.19%         10.70%
Portfolio turnover rate (e)                                    95%           100%            76%            99%            44%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for fees paid
indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                 0.59%           0.64%          0.65%          0.53%          0.50%
Ratio of net investment income to
average net assets (d)                                      7.68%           8.65%          8.76%         10.06%         10.61%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                  Real Estate Securities Portfolio(f)
----------------------------------------------------------------------------------------
                                                                Period
                                                                ended
For a share outstanding throughout                            12/31/2003
each period (a)
                                                             ----------
Net Asset Value, Beginning of Period                           $10.00
                                                             ----------
Income from Investment Operations
Net investment income                                            0.20
Net realized and unrealized gain/(loss) on investments (b)       0.80
                                                             ----------
Total from Investment Operations                                 3.00
                                                             ----------
Less Distributions from
Net investment income                                           (0.20)
Net realized gain on investments                                (0.14)
                                                             ----------
Total Distributions                                             (0.34)
                                                             ----------
Net Asset Value, End of period                                 $12.66
                                                             ----------
Total return (c)                                                30.02%
Net assets, end of period (in millions)                         $51.8
Ratio of expenses to average net assets (d)                      0.80%
Ratio of net investment income to average net assets (d)         4.87%
Portfolio turnover rate (e)                                        45%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for directed brokerage
transactions or fees paid indirectly
the ratios would have been:
Ratio of expenses to average net assets (d)                      1.11%
Ratio of net investment income to average net assets (d)         4.56%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                             Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year           Year           Year           Year           Year
                                                            Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)     12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, Beginning of Period                       $12.75         $14.38         $15.45         $16.72         $15.97
Income from Investment Operations
Net investment income                                        0.33           0.39           0.40           0.56           0.53
Net realized and unrealized gain/
(loss) on investments (b)                                    1.78          (1.72)         (0.94)         (0.67)          1.19
                                                       ----------     ----------      ---------     ----------     ----------
Total from Investment Operations                             2.11          (1.33)         (0.54)         (0.11)          1.72
                                                       ----------     ----------      ---------     ----------     ----------
Less Distributions from
Net investment income                                       (0.41)            --          (0.45)         (0.56)         (0.53)
Net realized gain on investments                               --          (0.30)         (0.08)         (0.60)         (0.44)
                                                       ----------     ----------      ---------     ----------     ----------
Total Distributions                                         (0.41)         (0.30)         (0.53)         (1.16)         (0.97)
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, End of period                             $14.45         $12.75         $14.38         $15.45         $16.72
Total return (c)                                            17.17%         (9.25)%        (3.49)%        (0.67)%        11.00%
                                                       ----------     ----------      ---------     ----------     ----------
Net assets, end of period (in millions)                    $721.1         $620.7         $744.4         $803.6         $777.6
                                                       ----------     ----------      ---------     ----------     ----------
Ratio of expenses to average net assets (d)                  0.36%          0.36%          0.35%          0.32%          0.32%
Ratio of net investment income to
average net assets (d)                                       2.49%          2.81%          2.70%          3.41%          3.26%
Portfolio turnover rate (e)                                    69%            25%            29%            18%            17%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for directed brokerage
transactions or fees paid indirectly the
ratios would have been:
Ratio of expenses to average net assets (d)                  0.36%          0.36%          0.35%          0.35%         0.36%
Ratio of net investment income to
average net assets (d)                                       2.49%          2.81%          2.70%          3.38%         3.22

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued
                                                            Bond Index Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year           Year           Year           Year           Year
                                                            Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)     12/31/2003     12/31/2002     12/31/2001     12/31/2000     12/31/1999
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, Beginning of Period                       $10.66         $10.24         $10.03          $9.60         $10.36
Income from Investment Operations
Net investment income                                        0.42           0.51           0.55           0.64           0.62
Net realized and unrealized gain/
(loss) on investments (b)                                   (0.05)          0.46           0.27           0.43          (0.76)
                                                       ----------     ----------      ---------     ----------     ----------
Total from Investment Operations                             0.37           0.97           0.82           1.07          (0.14)
                                                       ----------     ----------      ---------     ----------     ----------
Less Distributions from
Net Investment Income                                       (0.45)         (0.55)         (0.61)         (0.64)         (0.62)
                                                       ----------     ----------      ---------     ----------     ----------
Net Asset Value, End of period                             $10.58         $10.66         $10.24         $10.03          $9.60
                                                       ----------     ----------      ---------     ----------     ----------
Total return (c)                                             3.59%          9.68%          8.47%         11.45%         (1.35)%
Net assets, end of period (in millions)                    $244.7         $183.9          $99.7          $59.9          $56.4
Ratio of expenses to average net assets (d)                  0.34%          0.35%          0.35%          0.35%          0.35%
Ratio of net investment income to
average net assets (d)                                       3.90%          4.87%          5.28%          6.54%          6.33%
Portfolio turnover rate (e)                                   213%            38%            51%            27%            20%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for directed brokerage
transactions or fees paid indirectly the
ratios would have been:
Ratio of expenses to average net assets (d)                  0.41%          0.44%          0.49%          0.44%          0.44%
Ratio of net investment income to average net assets (d)     3.83%          4.78%          5.14%          6.45%          6.23%

AAL Variable Products Series Fund, Inc.
Financial Highlights - continued

                                                            Mortgage Securities Portfolio(e)
---------------------------------------------------------------------------------------------
                                                                         Period
                                                                          Ended
For a share outstanding throughout each period (a)                   12/31/2003
                                                                     ----------
Net Asset Value, Beginning of Period                                     $10.00
                                                                     ----------
Income from Investment Operations
Net investment income                                                      0.19
Net realized and unrealized gain/(loss) on investments (b)                (0.01)
                                                                     ----------
Total from Investment Operations                                           0.18
                                                                     ----------
Less Distributions from
Net Investment Income                                                     (0.19)
                                                                     ----------
Net Asset Value, End of period                                            $9.99
                                                                     ----------
Total return (c)                                                           1.85%
Net assets, end of period (in millions)                                   $27.9
Ratio of expenses to average net assets (d)                                0.50%
Ratio of net investment income to average net assets (d)                   2.94%
Portfolio turnover rate (e)                                                 921%

If the Adviser had not reimbursed
expenses and the Portfolio had not
received credits for directed brokerage
transactions or fees paid indirectly the
ratios would have been:
Ratio of expenses to average net assets (d)                                0.79%
Ratio of net investment income to average net assets (d)                   2.65%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) During the year ended December 31, 2003, the Balanced, Bond Index and
    Mortgage Securities Portfolios began participating in mortgage dollar roll transactions. The portfolio turnover calculation includes the effect of participating in these transactions.

(f) Since inception, April 30, 2003.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios.  Additional information about the Portfolios'
investments is available in the  annual and semiannual reports of the Fund and AAL Variable Product Series Fund,
Inc. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports, or the semiannual reports, or you may make additional requests or inquiries  by calling 1-800-847-4836.  You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room
of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public
Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to:
publicinfo@sec.gov.

1940 Act File No. 811-4603

                                       STATEMENT OF ADDITIONAL INFORMATION

                                                Dated May 1, 2004

                                                       For

                                           THRIVENT SERIES FUND, INC.
                                             625 Fourth Avenue South
                                          Minneapolis, Minnesota 55415

                                             800-THRIVENT (847-4836)

                                          Thrivent Technology Portfolio
                                   Thrivent Partner Small Cap Growth Portfolio
                                   Thrivent Partner Small Cap Value Portfolio
                                       Thrivent Small Cap Stock Portfolio
                                       Thrivent Small Cap Index Portfolio
                                        Thrivent Mid Cap Growth Portfolio
                                      Thrivent Mid Cap Growth Portfolio II
                                        Thrivent Mid Cap Stock Portfolio
                                        Thrivent Mid Cap Index Portfolio
                                 Thrivent Partner International Stock Portfolio
                                       Thrivent Partner All Cap Portfolio
                                       Thrivent Large Cap Growth Portfolio
                                     Thrivent Large Cap Growth Portfolio II
                                     Thrivent Partner Growth Stock Portfolio
                                       Thrivent Large Cap Value Portfolio
                                       Thrivent Large Cap Stock Portfolio
                                       Thrivent Large Cap Index Portfolio
                                    Thrivent Real Estate Securities Portfolio
                                           Thrivent Balanced Portfolio
                                          Thrivent High Yield Portfolio
                                      Thrivent Partner High Yield Portfolio
                                            Thrivent Income Portfolio
                                          Thrivent Bond Index Portfolio
                                    Thrivent Limited Maturity Bond Portfolio
                                     Thrivent Mortgage Securities Portfolio
                                         Thrivent Money Market Portfolio

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the
Prospectus for Thrivent Series Fund, Inc. dated May 1, 2004 (the "Fund"). The Report of Independent Accountants
and financial statements included in the Annual Report to Shareholders for the fiscal year ended December 31,
2003 of the Fund are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference.  To receive a copy of the Prospectus or the Annual Report for the Fund, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800)
THRIVENT (847-4836).

                                                Table of Contents

                                                                                        Page

HISTORY OF THE FUND                                                                     SAI-3

INVESTMENT POLICIES AND RESTRICTIONS                                                    SAI-3

FUND MANAGEMENT                                                                         SAI-19

INVESTMENT ADVISORY SERVICES                                                            SAI-32

OTHER SERVICES                                                                          SAI-39

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS                                             SAI-41

CAPITAL STOCK                                                                           SAI-44

NET ASSET VALUE                                                                         SAI-45

TAX STATUS                                                                              SAI-48

DISTRIBUTIONS                                                                           SAI-48

CALCULATION OF PERFORMANCE DATA                                                         SAI-49

DESCRIPTION OF DEBT RATINGS                                                             SAI-63

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                              SAI-55

PROXY VOTING POLICIES                                                                 Appendix A

                                               HISTORY OF THE FUND

The Fund is a diversified, open-end management investment company, organized as a Minnesota corporation on
February 24, 1986.  Prior to May 1, 2004, the Fund was known as LB Series Fund, Inc. The Fund is made up of 26 separate Portfolios.  Each Portfolio of the Fund, is diversified.  Each Portfolio is in effect a separate investment fund, and a separate class of capital stock is issued with respect to each Portfolio.
As of May 1, 2004, the Portfolios have been renamed as follows:

Old Name                            New Name
--------                            --------
Technology Stock Portfolio          Thrivent Technology Portfolio
Small Cap Growth Portfolio          Thrivent Partner Small Cap Growth Portfolio
Small Cap Value Portfolio           Thrivent Partner Small Cap Value Portfolio
Small Cap Stock Portfolio           Thrivent Small Cap Stock Portfolio
Small Cap Index Portfolio           Thrivent Small Cap Index Portfolio
Mid Cap Growth                      Thrivent Mid Cap Growth Portfolio
Mid Cap Select Growth Portfolio     Thrivent Mid Cap Growth Portfolio II
Mid Cap Stock Portfolio             Thrivent Mid Cap Stock Portfolio
Mid Cap Index Portfolio             Thrivent Mid Cap Index Portfolio
International Portfolio             Thrivent Partner International Stock Portfolio
All Cap Portfolio                   Thrivent Partner All Cap Stock Portfolio
Growth Portfolio                    Thrivent Large Cap Growth Portfolio
Investors Growth Portfolio          Thrivent Large Cap Growth Portfolio II
Growth Stock Portfolio              Thrivent Partner Growth Stock Portfolio
Value Portfolio                     Thrivent Large Cap Value Portfolio
Capital Growth Portfolio            Thrivent Large Cap Stock Portfolio
Large Company Index Portfolio       Thrivent Large Cap Index Portfolio
Real Estate Securities Portfolio    Thrivent Real Estate Securities Portfolio
Balanced Portfolio                  Thrivent Balanced Portfolio
High Yield Portfolio                Thrivent High Yield Portfolio
High Yield Bond Portfolio           Thrivent Partner High Yield Portfolio
Income Portfolio                    Thrivent Income Portfolio
Bond Index Portfolio                Thrivent Bond Index Portfolio
Limited Maturity Bond Portfolio     Thrivent Limited Maturity Bond Portfolio
Mortgage Securities Portfolio       Thrivent Mortgage Securities Portfolio
Money Market Portfolio              Thrivent Money Market Portfolio

                                      INVESTMENT POLICIES AND RESTRICTIONS

                                         Additional Investment Practices

In addition to those practices stated in the Prospectus, various of the Portfolios may purchase the securities or engage in the transactions described below.

                                                Other Securities

The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap
Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio,  Thrivent Mid Cap
Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio,
Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio
II,  Thrivent Partner Growth Stock Portfolio,  Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock
Portfolio, Thrivent Large Cap Index Portfolio and Thrivent Balanced Portfolio may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants,
American Depository Receipts (ADRs), and other debt or equity securities.  In addition, each of these
Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap
Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap
Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio,
Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio
II,  Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock
Portfolio, and Thrivent Large Cap Index Portfolio will not use any minimum level of credit quality.  Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's
Corporation ("S&P").  For a description of Moody's and S&P's ratings, see "Description of Debt Ratings".
Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

The Thrivent Real Estate Securities Portfolio, Thrivent Balanced Portfolio, Thrivent High Yield Portfolio,
Thrivent Partner High Yield Portfolio, Thrivent Income Portfolio,  Thrivent Limited Maturity Bond Portfolio and
Thrivent Mortgage Securities Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

                                                Bank Instruments

The Thrivent Partner High Yield Portfolio and the Thrivent Money Market Portfolio may invest in bank instruments including, but not limited to, certificates of deposit, bankers' acceptances and time deposits.
Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).  A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank.  The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.  Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities.  They are chartered and regulated either federally or under state law.  U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia.  U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance.  U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks.  These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S.  Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S.
issuers, and there may be less public information available about foreign banks and their branches and agencies.

                                              Repurchase Agreements

Each of the Portfolios may engage in repurchase agreement transactions in pursuit of its investment objective.
A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest.  The Portfolio or its custodian will take possession of the obligations subject to a repurchase agreement.  If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller's agreement to repurchase the security.  Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action.  The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by Thrivent Financial for Lutherans
("Thrivent Financial") or a subadviser to be creditworthy.

                                              Restricted Securities

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule
144A under the Securities Act of 1933 ("Rule 144A Securities").  Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule.  Rule 144A
Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors.
Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades.  Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them.  Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (10% in the case of the Thrivent Money Market Portfolio).

                                          Reverse Repurchase Agreements

Each of the Portfolios also may enter into reverse repurchase agreements, which are similar to borrowing cash.
A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.  The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.  However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes.  When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.

                                  When-Issued and Delayed Delivery Transactions

Each of the Portfolios may purchase securities on a when-issued and delayed delivery basis.  When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future.  The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties.  There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes.  On the settlement date, the value of such instruments may be less than the cost thereof.  When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

                                            Dollar Roll Transactions

Certain of the Portfolios may enter into dollar roll  transactions  with respect to mortgage  securities in which the Portfolios sell mortgage  securities and  simultaneously  agree to repurchase  similar (same type, coupon and maturity)  securities  at a later  date at an  agreed  upon  price.  During  the  period  between  the  sale  and repurchase,  the Portfolios  forgo  principal and interest paid on the mortgage  securities  sold. The Portfolios are  compensated by the interest  earned on the cash proceeds of the initial sale and from  negotiated  fees paid by brokers  offered as an  inducement  to the  Portfolios to "roll over" their  purchase  commitments.  While the dollar roll transactions may result in higher  transaction costs or higher taxes for the Portfolios,  the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

                                               Lending Securities
                           (All Portfolios Except the Thrivent Money Market Portfolio)

Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends.  In electing to engage in securities lending for a
Portfolio, Thrivent Financial will take into account the investment objective and principal strategies of the
Portfolio.  For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral.  The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the
Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value.  In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral.  The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

                                              Put and Call Options

As described below, each of the Portfolios except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract.  If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost.  If the option is not covered, the Portfolio will earmark liquid securities as collateral.  When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin.
When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling ("Writing") Covered Call Options:  The Portfolios may from time to time sell ("write") covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income.  A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price.  As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price.
This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security.  A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security.  If the price of a hedged security rises above or remains above the strike price of the option, the
Portfolio will generally be called upon to deliver the security.  In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options:  The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest.  As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style).  A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities which the Portfolio intends to purchase.  In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid.  A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Portfolios may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below).  As the writer of a put option, the
Portfolio assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it.  Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security.  The Portfolio will, however, retain the premium received for the option as additional income.  If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options:  The Portfolios may from time to time purchase put options on any portion of their investments.  A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price.  A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio.  In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid.  A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies:  The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options:  As part of its options transactions, the Portfolios may also purchase and sell call options and put options on stock and bond indices.  Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options:  The Portfolios may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, the Portfolios may engage in "straddle" and "spread" transactions.  A straddle is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A spread is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity.  The particular strategies employed by a
Portfolio will depend on Thrivent Financial's or the subadviser's perception of anticipated market movements.

Negotiated Transactions:  The Portfolios will generally purchase and sell options traded on a national securities or options exchange.  Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions.  A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser.  Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio.  This risk is described more completely in the section of this Statement of
Additional Information entitled, "Risks of Transactions in Options and Futures".

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so.  In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing Transactions:  The Portfolios may dispose of options which they have written by entering into "closing purchase transactions".  Those Portfolios may dispose of options which they have purchased by entering into
"closing sale transactions".  A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option.  The Portfolio realizes a loss if the premium paid is more than the premium received.  The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option.  A Portfolio realizes a loss if the premium received is less than the premium paid.

                                    Financial Futures and Options on Futures

Selling Futures Contracts:  The Portfolios may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Portfolios.  Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices.  A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price.  In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased.  Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio.  The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC").  These boards of trade, through their clearing corporations, guarantee performance of the contracts.  Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities.  Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements.  The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these transactions is different than purchasing securities "on margin".  In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance.  There are two categories of "margin" involved in these transactions: initial margin and variation margin.  Initial margin does not represent a loan between a Portfolio and its broker, but rather is a "good faith deposit" by a
Portfolio to secure its obligations under a futures contract or an option.  Each day during the term of certain futures transactions, a Portfolio will receive or pay "variation margin" equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts:  The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase.  The Portfolios may buy and sell futures contracts for a number of reasons, including:  (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price.  In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased.  Such a gain would approximately offset the increase in cost of the same or similar securities which a Portfolio intends to purchase.  A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities which a Portfolio intends to purchase.

Options on Futures Contracts:  The Portfolios may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies.  An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put).  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option.  The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option.  The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities which a Portfolio intends to purchase.

Currency Futures Contracts and Options:  The Portfolios may also sell and purchase currency futures contracts
(or options thereon) as a hedge against changes in prevailing levels of currency exchange rates.  Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations:  The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade.  A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio's total assets.  In addition, in instances involving the purchase of futures contracts or call options thereon, a
Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the Thrivent Partner All Cap Portfolio will not:  (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                                               Hybrid Investments
                           (All Portfolios Except the Thrivent Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time.  The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity.  Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor which the Portfolio would have to consider.
Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission
("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                                  Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices.  There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged.  The lack of correlation could render a Portfolio's hedging strategy unsuccessful and could result in losses.  The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements.  In such a case, a Portfolio would have been better off without the hedge.  In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio's return to be less than if hedging had not taken place.  The overall effectiveness of hedging, therefore, depends on the expense of hedging and
Thrivent Financial's or a Portfolio's subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange.
Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions.  When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time.  If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position.  If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day.  On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions.  If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price.  In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member.  In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

                                           Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the
National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United
States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

                                           Short Sales Against the Box

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box".  A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security.  A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio.  The effect of selling a security short against the box is to insulate that security against any future gain or loss.  The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

                 Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants.  Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars).  The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined.  During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently.  This would result in the loss of any remaining "time value"
of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC").  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio.  A Portfolio's use of such contracts would include, but not be limited to, the following:

          (1)  When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

          (2)  When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a
               Portfolio's securities denominated in such foreign currency.

          (3)  Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.

          (4)  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          (5)  Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies.  However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program.  However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the
Portfolio's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC.  In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling"
that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a
Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and there are costs associated with currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the
Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the
U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S.
dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity
(generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on
U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

                                           Other Investment Companies

Each Portfolio may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market.  The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.

                                          Exchange Traded Funds (ETFs)
                           (All Portfolios Except the Thrivent Money Market Portfolio)

These are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

                                      Passive Foreign Investment Companies
                           (All Portfolios Except the Thrivent Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies.  Such trusts have been the only or primary way to invest in certain countries.  In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts.  Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments.  In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years.  Such gains and losses will be treated as ordinary income.  The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

                                             Investment Limitations

The fundamental investment restrictions for the Portfolios are set forth below.  These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the Investment Company Act of 1940.  (Under the Investment
Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").)  Under these restrictions:

1.             None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio's total assets immediately after the time of such borrowing.

2.             None of the Portfolios may issue senior securities, except as permitted under the Investment
               Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange
               Commission.

3.             None of the Portfolios will, with respect to 75% of its total assets,  purchase  securities of  an  issuer  (other  than  the  U.S.  Government,  its  agencies,  instrumentalities  or authorities or repurchase  agreements fully  collateralized by U.S.  Government  securities and other  investment  companies) if (a) such purchase would, at the time,  cause more than
               5% of the  Portfolio's  total assets taken at market value to be invested in the securities of such issuer;  or (b) such purchase  would,  at the time,  result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

4.             None of the  Portfolios  will buy or sell real estate,  except that any  Portfolio may (i)
               acquire or lease office space for its own use,  (ii) invest in securities of issuers that invest in real estate or interest  therein,  (iii) invest in  mortgage-related  securities and other securities that are secured by real estate or interest therein,  and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

5.            None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.            None of the  Portfolios  may make loans,  except that any Portfolio  may (i) lend  portfolio securities,  (ii) enter into  repurchase  agreements,  (iii) purchase all or a portion of an issue of debt securities,  bank loan participation interests,  bank certificates of deposit, bankers'  acceptances,  debentures or other securities,  whether or not the purchase is made upon the original  issuance of the securities,  and (iv) participate in an interfund lending program with other registered investment companies.

7.            None of the Portfolios  will  underwrite  the securities of other issuers,  except where the
              Portfolio  may be deemed to be an  underwriter  for purposes of certain  federal  securities laws in connection with the disposition of portfolio  securities;  with investments in other investment  companies;  and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.

8.            None of the Portfolios will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the
              Investment Company Act of 1940). In addition, with respect to the Thrivent Money Market
              Portfolio, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1.             None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio's total assets are outstanding.  The
               Portfolios intend to limit borrowings to amounts borrowed from a bank, repurchase agreements
               (insofar as they are considered borrowings), or an interfund lending lending agreement.

2.             The fundamental investment restriction with respect to industry concentration (number 8 above)
               will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Portfolio's total assets.

3.             None of the Portfolios currently intend to purchase securities on margin, except that a  Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.             The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Fund has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program.  In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit.  Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.  Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.  The Portfolios'
interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least
300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

                                             Portfolio Turnover Rate

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio's assets appropriate in view of its investment objectives.  As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a
Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio's investment objective.  A higher degree of equity trading activity will increase brokerage costs to a
Portfolio.  The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

Portfolio                                         12/31/03              12/31/02              12/31/01
Thrivent Technology Portfolio                       68%                    57%                   44% (1)
Thrivent Partner Small Cap Growth Portfolio         52%                    29%                    -- (2)
Thrivent Partner Small Cap Value Portfolio          54%(3)                 N/A                   N/A
Thrivent Small Cap Stock Portfolio                 122%                    92%                   46% (1)
Thrivent Small Cap Index Portfolio                  15%                    17%                   20%
Thrivent Mid Cap Growth Portfolio                   79%                    51%                  121%
Thrivent Mid Cap Growth Portfolio II               105%                   171%                   15% (2)
Thrivent Mid Cap Stock Portfolio                    85%                    59%                   95% (1)
Thrivent Mid Cap Index Portfolio                    25%                    14%                   20% (1)
Thrivent Partner International Stock Portfolio      26%                    20%                   30%
Thrivent Partner All Cap Portfolio                 163%                   192%                   29% (2)
Thrivent Large Cap Growth Portfolio                101%                    83%                   94%
Thrivent Large Cap Growth Portfolio II             261%                   214%                   13% (2)
Thrivent Partner Growth Stock Portfolio             41%                    37%                    3% (2)
Thrivent Large Cap Value Portfolio                  32%                   104%                    -- (2)
Thrivent Large Cap Stock Portfolio                  33%                     7%                    1% (1)
Thrivent Large Cap Index Portfolio                   1%                     6%                    4%
Thrivent Real Estate Securities Portfolio           45% (3)                N/A                   N/A
Thrivent Balanced Portfolio                         69%                    25%                   29%
Thrivent High Yield Portfolio                       86%                    79%                   80%
Thrivent Partner High Yield Portfolio               95%                   100%                   76%
Thrivent Income Portfolio                          251%                   151%                  190%
Thrivent Bond Index Portfolio                      213%                    38%                   51%
Thrivent Limited Maturity Bond Portfolio           255%                   236%                   24%
Thrivent Mortgage Securities Portfolio             921% (3)                N/A                   N/A

(1) For the period from March 1, 2001 (effective date) to December 31, 2001.
(2) For the period from November 30, 2001 (effective date) to December 31, 2001.
(3) For the period from April 30, 2003 (effective date) to December 31, 2003.

                                                 FUND MANAGEMENT

                                        The Funds' Directors and Officers

The Board of Directors is responsible for the management and  supervision of the Funds' business  affairs and for exercising  all powers  except  those  reserved to the  shareholders.  Messrs.  Eggerding  and Estenson and Mses.
Harpstead  and  Levi  also  serve  as  Trustees  of The  Lutheran  Brotherhood  Family  of  Funds,  a  registered investment  company  consisting  of 11  Funds,  each of which  offer  Class A,  Class B and  Institutional  Class shares.  Messrs.  Campbell,  Eggerding,  Gady,  and Smeds  also  serve as  Trustees  of The AAL  Mutual  Funds (a registered  investment  company  consisting  of 20 Funds,  which offer Class A, Class B and  Institutional  Class shares).

The following tables provide information about the Directors and officers of the Fund.

INTERESTED DIRECTOR(1)
------------------------ ------------------ -------------------------- -------------- ----------------------
                                                                       Number of
                                                                       Portfolios
                         Position with                                 in Fund
                         the Fund and                                  Complex
                         Length of          Principal Occupation       Overseen by    Other Directorships
Name, Address and Age    Service(2)         During the Past 5 Years    Director       Held by Director
------------------------ ------------------ -------------------------- -------------- ----------------------
------------------------ ------------------ -------------------------- -------------- ----------------------
Pamela J. Moret          President since    Executive Vice             26 of the      Lutheran World
625 Fourth Avenue South  2002 and           President, Marketing and   Thrivent       Relief; Minnesota
Minneapolis, MN          Director since     Products, Thrivent         Series Fund,   Public Radio
Age 48                   February 2004      Financial,  since 2002;    Inc.
                                            Senior Vice President,
                                            Products, American
                                            Express Financial
                                            Advisors from 2000 to
                                            2001; Vice President,
                                            Variable Assets,
                                            American Express
                                            Financial Advisors from
                                            1996 to 2000
------------------------ ------------------ -------------------------- -------------- ----------------------

INDEPENDENT DIRECTORS(3)
------------------------ ------------------ -------------------------- -------------- ----------------------
                                                                       Number of
                                                                       Portfolios
                         Position with                                 in Fund
                         the Fund and                                  Complex
                         Length of          Principal Occupation       Overseen by    Other Directorships
Name, Address and Age    Service(2)         During the Past 5 Years    Director       Held by Director
------------------------ ------------------ -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
F. Gregory Campbell       Director since    President, Carthage        26 of the      Director, National
625 Fourth Avenue South   February 2004     College                    Thrivent       Association of
Minneapolis, MN                                                        Series Fund,   Independent Colleges
Age 64                                                                 Inc., 20 of    and Universities;
                                                                       The AAL        Director, Johnson
                                                                       Mutual Funds   Family of Mutual
                                                                                      Funds, Inc., an
                                                                                      investment company
                                                                                      consisting of four
                                                                                      portfolios;
                                                                                      Director, Kenosha
                                                                                      Hospital and Medical
                                                                                      Center; Director,
                                                                                      Prairie School
                                                                                      Board; Director,
                                                                                      United Health
                                                                                      Systems
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Herbert F. Eggerding, Jr. Director since    Management consultant to   26 of the      None
625 Fourth Avenue South   May 1990          several privately owned    Thrivent
Minneapolis, MN                             companies                  Series Fund,
Age 66                                                                 Inc., 20 of
                                                                       The AAL
                                                                       Mutual
                                                                       Funds, 11 of
                                                                       The Lutheran
                                                                       Brotherhood
                                                                       Family of
                                                                       Funds
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Noel K. Estenson          Director since    Retired; previously        26 of the      None
625 Fourth Avenue South   June 1997         President and Chief        Thrivent
Minneapolis, MN                             Executive Officer,         Series Fund,
Age 65                                      CenexHarvestStates (farm   Inc., 11 of
                                            supply and marketing and   The Lutheran
                                            food business)             Brotherhood
                                                                       Family of
                                                                       Funds.
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Richard L. Gady           Director since    Retired; previously Vice   26 of the      Director,
625 Fourth Avenue South   February 2004     President, Public          Thrivent       International
Minneapolis, MN                             Affairs and Chief          Series Fund,   Agricultural
Age 61                                      Economist, Conagra, Inc.   Inc., 20 of    Marketing Association
                                            (agribusiness)             The AAL
                                                                       Mutual
                                                                       Funds,
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Jodi L. Harpstead         Director since    On sabbatical;             26 of the      Director, Delta
625 Fourth Avenue South   September 1998    previously Vice            Thrivent       Dental Plan of
Minneapolis, MN                             President & General        Series Fund,   Minnesota
Age 47                                      Manager, Cardiac Surgery   Inc., 11 of
                                            Technologies for           The Lutheran
                                            Medtronic, Inc. (medical   Brotherhood
                                            products and               Family of
                                            technologies)              Funds
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Connie M. Levi            Director since    Retired                    26 of the      Director, Norstan,
625 Fourth Avenue South   October, 1993                                Thrivent       Inc.
Minneapolis, MN                                                        Series Fund,
Age 64                                                                 Inc., 11 of
                                                                       The Lutheran
                                                                       Brotherhood
                                                                       Family of
                                                                       Funds
------------------------- ----------------- -------------------------- -------------- ----------------------
------------------------- ----------------- -------------------------- -------------- ----------------------
Edward W. Smeds           Director and      Retired                    26 of the      Chairman, Carthage
625 Fourth Avenue South   Chairperson                                  Thrivent       College
Minneapolis, MN           since February                               Series Fund,
Age 68                    2004                                         Inc., 11 of
                                                                       The Lutheran
                                                                       Brotherhood
                                                                       Family of
                                                                       Funds,
------------------------- ----------------- -------------------------- -------------- ----------------------

OFFICERS
---------------------------------- ----------------------------- -----------------------------------------------------------
                                   Position with the Fund and
Name, Address and Age              Length of Service(2)          Principal Occupation During the Past 5 Years
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Pamela J. Moret                    President since 2002          Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                          Thrivent Financial,  since 2003; Senior Vice President,
Minneapolis, MN                                                  Marketing and Products, Thrivent Financial from 2002 to 2003;
Age 48                                                           Senior Vice President, Products, American Express Financial
                                                                 Advisors from 2000 to 2001; Vice President, Variable Assets,
                                                                 American Express Financial Advisors from 1996 to 2000
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Charles D. Gariboldi               Treasurer and Principal       Vice President Investment Accounting, Thrivent Financial
625 Fourth Avenue South            Accounting Officer since      for Lutherans since 2002; Head of Investment Accounting,
Minneapolis, MN                    2002                          Aid Association for Lutherans from 1999 to 2001;
Age 44                                                           Treasurer, The AAL Mutual Funds from 1997 to 1999
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Russell W. Swansen                 Vice President  since 2004    Chief Investment Officer, Investments, Thrivent Financial
625 Fourth Avenue South                                          for Lutherans since 2004, Managing Director, Colonnade
Minneapolis, MN                                                  Advisors, LLC ,from 2001 to 2002, President and Chief
Age 46                                                           Investment Officer of PPM American from 1999 to 2000
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
John C. Bjork                      Assistant Secretary since     Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South            2004; Serves at discretion    2002; Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN                    of the Board until his
Age 50                             successor is elected
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Karl  D. Anderson                  Vice President since 2003     Vice President of Investment Product Solutions
625 Fourth Avenue South                                          Management, Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                                  Vice President and Actuary, Aid Association for Lutherans
Age  42                                                          from 1997 to 2002
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Frederick P. Johnson               Vice President since 1998     Vice President, Investment Operations, Thrivent Financial
625 Fourth Avenue South                                          for Lutherans since 2002; Vice President, Investment
Minneapolis, MN                                                  Operations, Lutheran Brotherhood in 2001; Assistant Vice
Age 41                                                           President, Investment Operations, Lutheran Brotherhood
                                                                 from 1994 to 2001
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Thomas R. Mischka                  Vice President and            Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South            Anti-Money Laundering         Financial for Lutherans since 2003; Vice President of
Minneapolis, MN                    Officer since 2003            Marketing from 1997 to 2003, Aid Association for Lutherans
Age 44
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Marnie L. Loomans-Thuecks          Vice President since 2004     Vice President, Customer Interaction Department, Thrivent
625 Fourth Avenue South                                          Financial for Lutherans since 1999
Minneapolis, MN
Age 41
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Brett L. Agnew                     Assistant Secretary since     Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South            2003                          2002; Counsel, Aid Association for Lutherans from 2001 to
Minneapolis, MN                                                  2002; Consultant Principal Financial Group from 1998 to
Age 33                                                           2001
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
James E. Nelson                     Secretary since 2004         Vice President, Securities Law, Thrivent Financial for
625 Fourth Avenue South                                          Lutherans since 2002; Head of Securities Law, Lutheran
Minneapolis, MN                                                  Brotherhood from 2001 to 2002;  Counsel and head of
Age 43                                                           Insurance Practice Group, Law Division of ING ReliaStar
                                                                 (formerly ReliaStar Financial Corp.) from 1998 to 2001
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since     Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South            2000                          2002; Senior Counsel and Assistant Vice President,
Minneapolis, MN                                                  Lutheran Brotherhood from 1991 to 2002
Age 56
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since     Director, Fund Accounting Operations, Thrivent Financial
222 West College Avenue            2002                          for Lutherans since 2002; Manager, Mutual Fund
Appleton, WI                                                     Accounting, Aid Association for Lutherans from 1996 to
Age 34                                                           2002
---------------------------------- ----------------------------- -----------------------------------------------------------
---------------------------------- ----------------------------- -----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since     Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2002                          Financial for Lutherans since 2002; Manager-Portfolio
Minneapolis, MN                                                  Compliance, Lutheran Brotherhood from 2001 to 2002;
Age 36                                                           Manager-Fund Accounting, Minnesota Life from 2000 to
                                                                 2001; Supervisor-Securities Accounting, Lutheran
                                                                 Brotherhood from 1998 to 2000
---------------------------------- ----------------------------- -----------------------------------------------------------

(1) "Interested  person" of the Fund as defined in the Investment  Company Act of 1940 by virtue of positions with
    Thrivent  Financial.  Ms. Moret is considered  an interested  person  because of her  principal  occupation  with
    Thrivent Financial.
(2) Each  Director  serves an  indefinite  term until her or his  successor  is duly  elected and  qualified.  The bylaws of the Fund provide that each  Director  must retire at the end of the year in which the Director  attains age 70.  Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3) The  Directors  other  than  Ms.  Moret  are not  "interested  persons"  of the Fund  and are  referred  to as
    "Independent Directors."

                                      Committees of the Board of Directors

Each  Independent  Director  serves as a member of each  Committee.  The  responsibilities  of the Committees are described below.

Audit  Committee.  (Ms.  Levi  serves as Chair.)  The 1940 Act  requires  that a fund's  independent  auditors be selected by a majority of those Directors who are Independent  Directors.  The Audit Committee is responsible for approving the  engagement or retention of the Fund's  independent  accountants,  reviewing  with the  independent accountants the plan and the results of the auditing  engagement,  approving  professional  services  provided by the  independent  accountants  prior to the  performance of such services,  approving  audit and non-audit  fees, reviewing the  independence  of the  independent  accountants,  and  reviewing the system of internal  accounting control.  The Audit  Committee  of the Board of  Directors  held three  meetings  during  the  fiscal  year ended
December 31, 2003.

Contracts  Committee.  (Mr.  Eggerding serves as Chair.) The Contracts  Committee  assists the Board of Directors in  fulfilling  its  duties to review  and  approve  contracts  between  the Fund and other  entities,  including entering  into new contracts and renewing  existing  contracts.  The  Contracts  Committee  considers  investment advisory,  distribution,  transfer  agency,  administrative  service  and  custodial  contracts,  and such  other contracts as the Board of Directors  deems  necessary or appropriate  for the  continuation of operations of each
Fund.  The Contracts Committee held three meetings during the fiscal year ended December 31, 2003.

Governance  Committee.  (Mr.  Estenson  serves as the  Chair.)  The  Governance  Committee  assists  the Board of
Directors  in  fulfilling  its duties  with  respect to the  governance  of the Fund,  including  recommendations regarding  evaluation of the Board of Directors,  compensation of the Directors and composition of the committees
and  the  Board's  membership.   The  Governance  Committee  makes  recommendations   regarding  nominations  for
Directors,  and will consider  nominees  suggested by shareholders.  The Governance  Committee held five meetings during the fiscal year ended
December 31, 2003.

                                   Beneficial Interest in the Fund by Trustees

The  following  tables  provide  information  as of December 31, 2003  regarding  the dollar range of  beneficial ownership  by each  Director  in each  series of the Fund.  In  addition,  the  amount  shown in the last  column reflects the aggregate  amount of each Director's  beneficial  ownership in all registered  investment  companies within the investment company complex which are overseen by the Director.

INTERESTED DIRECTORS
-------------------------- ------------------------------------------------------------------- ---------------------------
                                                                                               Aggregate Dollar Range of
                                                                                                Beneficial Ownership in
                                                                                               All Registered Investment
                                                                                               Companies Overseen by the
                                          Dollar Range of Beneficial Ownership                      Director in the
Name of Director                                      in the Fund                              Investment Company Complex
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Pamela J. Moret            Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                     $1-$10,000
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                     $1-$10,000
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                              $1-$10,000
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                        $1-$10,000
-------------------------- ------------------------------------------------------------------- ---------------------------

INDEPENDENT DIRECTORS
-------------------------- ------------------------------------------------------------------- ---------------------------
                                                                                               Aggregate Dollar Range of
                                                                                                Beneficial Ownership in
                                                                                               All Registered Investment
                                                                                               Companies Overseen by the
                                          Dollar Range of Beneficial Ownership                      Director in the
Name of Director                                      in the Fund                              Investment Company Complex
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
F. Gregory Campbell        Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Herbert F. Eggerding, Jr.  Thrivent Technology Portfoloi                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                 $10,001-$50,000
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio               $10,001-$50,000
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                     $10,001-$50,000
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Noel K. Estenson           Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Richard L. Gady            Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Jodi L. Harpstead          Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Connie M. Levi             Thrivent Technology Portfolio                                None        $50,001-$100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio               50,001-$100,000
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------
-------------------------- ------------------------------------------------------------------- ---------------------------
Edward W. Smeds            Thrivent Technology Portfolio                                None         Over $100,000
                           Thrivent Partner Small Cap Growth Portfolio                  None
                           Thrivent Partner Small Cap Value Portfolio                   None
                           Thrivent Small Cap Stock Portfolio                           None
                           Thrivent Small Cap Index Portfolio                           None
                           Thrivent Mid Cap Growth Portfolio                            None
                           Thrivent Mid Cap Growth Portfolio II                         None
                           Thrivent Mid Cap Stock Portfolio                             None
                           Thrivent Mid Cap Index Portfolio                             None
                           Thrivent Partner International Stock Portfolio               None
                           Thrivent Partner All Cap Portfolio                           None
                           Thrivent Large Cap Growth Portfolio                          None
                           Thrivent Large Cap Growth Portfolio II                       None
                           Thrivent Partner Growth Stock Portfolio                      None
                           Thrivent Large Cap Value Portfolio                           None
                           Thrivent Large Cap Stock Portfolio                           None
                           Thrivent Large Cap Index Portfolio                           None
                           Thrivent Real Estate Securities Portfolio                    None
                           Thrivent Balanced Portfolio                                  None
                           Thrivent High Yield Portfolio                                None
                           Thrivent Partner High Yield Portfolio                        None
                           Thrivent Income Portfolio                                    None
                           Thrivent Bond Index Portfolio                                None
                           Thrivent Limited Maturity Bond Portfolio                     None
                           Thrivent Mortgage Securities Portfolio                       None
                           Thrivent Money Market Portfolio                              None
-------------------------- ------------------------------------------------------------------- ---------------------------

                                     Compensation Of Directors And Officers

The Fund makes no payments to any of its officers for services performed for the Fund.  The Fund pays the
Directors who are not interested persons an annual compensation of $32,500 to attend meetings of the Board of
Directors.  The Chairperson and the "lead" Director are each compensated an additional $1,250 per year.

Directors who are not interested persons of the Fund are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund.  The Directors receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended December 31, 2003, the Directors of the Fund received the following amounts of compensation either directly or in the form of payments made into a deferred compensation plan:

------------------------------------------- -------------------------------- -------------------------------
            Name and Position                 Aggregate Compensation From      Total Compensation Paid by
                of Person                                Fund                  Fund and Fund Complex (1)
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Pamela J. Moret (2)                                       $0                               $0
Chairman and Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
F. Gregory Campbell                                                                     $57,500
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Herbert F. Eggerding, Jr.                               $23,275                         $50,500
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Noel K. Estenson                                        $22,432                         $48,000
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Richard L. Gady                                                                         $57,500
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Jodi L. Harpstead                                       $21,589                         $45,500
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Connie M. Levi                                          $22,432                         $48,000
Director
------------------------------------------- -------------------------------- -------------------------------
------------------------------------------- -------------------------------- -------------------------------
Edward W. Smeds                                                                         $57,500
Director
------------------------------------------- -------------------------------- -------------------------------

(1)  The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds, 20 series of
     The AAL Mutual Funds and the 26 portfolios of Thrivent Series Fund, Inc.
(2)  Interested person" of the Fund as defined in the Investment Company Act of 1940.

                                                 Code of Ethics

The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act.  Under the codes of ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of their respective code of ethics.  Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                                   CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

o  Separate accounts (the "Accounts") of Thrivent Financial and Thrivent Life Insurance Company ("TL"), which are used to fund benefits under various variable life insurance and variable annuity contracts (each a
"variable contract") issued by Thrivent Financial and TL; and

o  Retirement plans sponsored by Thrivent Financial.

As of December 31, 2003, Thrivent Financial owned of record or beneficially the percentages of each Portfolio's outstanding shares as shown below.  Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

---------------------------------------- -------------------------------------- --------------------------------------
                                         Thrivent Financial Ownership for Its   Thrivent Financial Ownership through
Portfolio                                             Own Account                     the Thrivent Savings Plan
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Technology Portfolio                              0                                   26.17%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner Small Cap Growth                          0                                     0%
Portfolio
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner Small Cap Value                           0                                     0%
Portfolio
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Small Cap Stock Portfolio                         0                                   45.21%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Small Cap Index Portfolio                         0                                    1.95%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Mid Cap  Growth Portfolio                         0                                    2.57%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Mid Cap Growth  Portfolio II                      0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Mid Cap Stock Portfolio                           0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Mid Cap Index Portfolio                           0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner International  Stock                      0                                    2.06%
Portfolio
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner All Cap Portfolio                         0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Large Cap Growth Portfolio                        0                                    5.27%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Large Cap  Growth  Portfolio                      0                                     0%
II
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner Growth Stock Portfolio                    0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Large Cap Value Portfolio                         0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Large Cap Stock Portfolio                         0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Large Cap Index Portfolio                         0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Real Estate Securities                            0                                     0%
Portfolio
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Balanced Portfolio                                0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent High Yield Portfolio                              0                                    0.68%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Partner High Yield Portfolio                      0                                    6.60%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Income Portfolio                                  0                                    0.39%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Bond Index Portfolio                              0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Limited Maturity Bond                             0
Portfolio                                                                                       1.25%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thrivent Mortgage Securities Portfolio                     0                                     0%
---------------------------------------- -------------------------------------- --------------------------------------

To the knowledge of the Fund, no Contract owner beneficially owns five percent or more of any Portfolio.

As of December 31, 2003, the Directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of any Portfolio.

                                          INVESTMENT ADVISORY SERVICES

                                               Investment Adviser

Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940.  Thrivent
Financial, founded in 1902 under the laws of Wisconsin, is a fraternal benefit society owned by and operated for its members.  It is subject to regulation by the Office of the Commissioner of Insurance of the State of
Wisconsin as well as by the insurance departments of all the other states and jurisdictions in which it does business. Thrivent Life is an indirect subsidiary of Thrivent Financial.

Thrivent Financial serves as the investment adviser to several Portfolios.  When investment opportunities arise that may be appropriate for one or more of the Portfolios,  Thrivent Financial will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved.  The allocations will be based on the investment objectives and current cash and investment position of each. Because the various Portfolios for which Thrivent Financial acts as investment adviser have different investment objectives and positions, Thrivent Financial may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

                                             Investment Subadvisers

Subject to the overall direction of the Board of Directors, Thrivent Financial provides overall investment supervision of the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio,
Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner Growth
Stock Portfolio, Thrivent Partner High Yield Portfolio with investment decisions being made by investment subadvisers.

Franklin Advisers, Inc. ("FAI")

Investment decisions for the Thrivent Partner Small Cap Growth Portfolio are made by FAI, which Thrivent
Financial has engaged as the subadviser for that Portfolio. FAI manages that Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors.

FAI is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Together, FAI and its affiliates manage over $336 billion in assets as of December 31, 2003.

Mercator Asset Management LP ("Mercator")

Mercator manages a portion of the Portfolio on a daily basis, subject to the overall direction of Thrivent
Financial and the Board of Directors.  Mercator is a limited partnership organized under the laws of Delaware.
Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations.  As of December 31, 2003, Mercator managed approximately
$6.6 billion in assets including separate accounts, commingled funds and a mutual fund.  Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent International Stock
Portfolio and developing and executing the Portfolio's investment program.

T. Rowe Price International, Inc. ("Price International")

Investment decisions for a portion of the Thrivent Partner International Stock Portfolio are made by Price
International, which Thrivent Financial has engaged as the subadviser for the Portfolio. Price International manages the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of
Directors.

Price International is one of the leading international mutual fund asset managers with the U.S. equivalent of about $22.9 billion under management as of December 31, 2003 in its offices in Baltimore, London, Tokyo,
Singapore, Paris, Hong Kong, and Buenos Aires.

Fidelity Management & Research Company ("FMR")

Investment decisions for the Thrivent Partner All Cap Portfolio are made by FMR, which serves as the subadviser for the Portfolio.  Thrivent Financial has engaged FMR to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors.  FMR Co, Inc., a wholly-owned subsidiary of
FMR, serves as sub-subadviser for the Portfolio.

FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers.  As of December 31, 2003, FMR and its affiliates had approximately $799 billion in mutual fund assets under management.

FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMR Co.  The voting common stock of FMR
Corp. is divided into two classes.  Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock.  The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all
Class B shares will be voted in accordance with the majority vote of Class B shares.  Under the Investment
Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company.  Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the
1940 Act, to form a controlling group with respect to FMR Corp.

T. Rowe Price Associates, Inc.  ("T. Rowe Price")

Investment decisions for the Thrivent Partner Growth Stock Portfolio and the Thrivent Partner Small Cap Value
Portfolio are made by T. Rowe Price, which Thrivent Financial has engaged as the subadviser for the Portfolios.
T. Rowe Price manages the Portfolios on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors.

T. Rowe Price has over 67 years of investment management experience and approximately $190 billion total assets under management as of December 31, 2003.

Pacific Investment Management Company LLC ("PIMCO")

Investment  decisions for the Thrivent  Partner High Yield  Portfolio are made by Pacific  Investment  Management
Company LLC ("PIMCO"),  a Delaware  limited  liability  company.  With assets under  management of  approximately
$373.8  billion as of December 31, 2003,  the company is a  majority-owned  subsidiary of Allianz  Dresdner Asset
Management of America L.P.,  ("ADAM LP").  Allianz  Aktiengesellschaft  ('Allianz  AG") is the indirect  majority owner of ADAM LP.  Allianz  AG is a  European-based,  multinational  insurance  and  financial  services  holding company.  Pacific Life Insurance Company holds an indirect minority interest in ADAM LP.

                                       Advisory and Subadvisory Agreements

Investment Advisory Agreement

The Investment Advisory Agreement provides that it shall continue in effect with respect to each Portfolio from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in
either event by a vote of a majority of the Directors who are not parties to the Advisory Contract or
"interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

The Advisory Contract provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund
(other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders' meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.  Thrivent Financial and Thrivent Life have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses.

Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.

       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Technology Portfolio           All assets                                     .75%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner Small Cap Growth       $0-$500 million                               1.00%
       Portfolio                                More than $500 million                        .90%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner Small Cap Value        All assets                                     .80%
       Portfolio
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Small Cap Stock Portfolio      $0-$200 million                                .70%
                                               More than $200 million but not                 .65%
                                               over $1 billion
                                               More than $1 billion but not                   .60%
                                               over $2.5 billion
                                               More than $2.5 billion but not                 .55%
                                               over $5 billion
                                               More than $5 billion                           .525%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Small Cap Index Portfolio      $0-$500 million                                .35%
                                               More than $500 million                         .30%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Mid Cap Growth Portfolio       All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Mid Cap Growth Portfolio II    $0-$500 million                                .90%
                                               More than $500 million                         .80%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Mid Cap Stock Portfolio        $0-$200 million                                .70%
                                               More than $200 million but not                 .65%
                                               over $1 billion
                                               More than $1 billion but not                   .60%
                                               over $2.5 billion
                                               More than $2.5 billion but not                 .55%
                                               over $5 billion
                                               More than $5 billion                           .525%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Mid Cap Index Portfolio        $0-$250 million                                .35%
                                               More than $250 million                         .30%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner International Stock    All assets                                     .85%
       Portfolio
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner All Cap Portfolio       $0-$500 million                               .95%
                                               More than $500 million                         .90%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Large Cap Growth Portfolio     All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Large Cap Growth Portfolio II  $0-$500 million                                .80%
                                               More than $500 million                         .70%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner Growth Stock           $0-$500 million                                .80%
       Portfolio                               More than $500 million                         .70%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Large Cap Value Portfolio      All assets                                     .60%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Large Cap Stock Portfolio      $0-$500 million                                .65%
                                               More than $500 million but not                 .575%
                                               over $1 billion
                                               More than $1 billion but not                   .475%
                                               over $2.5 billion
                                               More than $2.5 billion but not                 .45%
                                               over $5 billion
                                               More than $5 billion                           .425%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Large Cap Index Portfolio      $0-$250 million                                .35%
                                               More than $250 million                         .30%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Real Estate Securities         All assets                                     .80%
       Portfolio
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Balanced Portfolio             $0-$250 million                                .35%
                                               More than $250 million                         .30%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent High Yield Portfolio           All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Partner High Yield Portfolio   All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Income Portfolio               All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Bond Index                     $0-$250 million                                .35%
                                               More than $250 million                         .30%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Limited Maturity Bond          All assets                                     .40%
       Portfolio
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Mortgage Securities Portfolio  All assets                                     .50%
       --------------------------------------- --------------------------------- -----------------------------
       --------------------------------------- --------------------------------- -----------------------------
       Thrivent Money Market Portfolio         All assets                                     .40%
       --------------------------------------- --------------------------------- -----------------------------

During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

       ------------------------------------------- --------------------- --------------------- ---------------------

                       Portfolio                   12/31/03                    12/31/02              12/31/01
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Technology Portfolio                       $181,984               $64,127               $43,297
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner Small Cap Growth                    266,068               181,794                 4,466
       Portfolio
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner Small Cap Value Portfolio            53,481                    --                    --
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Small Cap Stock Portfolio                   792,910               239,945                77,660
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Small Cap Index Portfolio                 1,068,394             1,041,858             1,041,875
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Mid Cap Growth Portfolio                  1,589,011             1,746,953             2,086,534
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Mid Cap Growth Portfolio II                 201,922               144,342                 4,029
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Mid Cap Stock Portfolio                     341,579               191,525                78,843
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Mid Cap Index                               165,245                76,977                30,240
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner International Stock               2,924,865             3,248,021             4,037,899
       Portfolio
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner All Cap Portfolio                   377,777               306,243                 4,253
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Large Cap Growth Portfolio                8,904,944            10,758,643            15,736,342
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Large Cap Growth Portfolio II               244,542               163,792                 3,477
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner Growth Stock Portfolio              387,098               232,599                 3,510
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Large Cap Value Portfolio                   888,066               401,162                 2,653
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Large Cap Stock Portfolio                 1,068,709               414,448               154,942
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Large Cap Index Portfolio                 1,921,940             2,039,438             2,540,815
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Real Estate Securities Portfolio            136,812                    --                    --
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Balanced Portfolio                        2,078,597             2,156,957             2,421,002
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent High Yield Portfolio                      3,118,763             3,460,890             4,403,613
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Partner High Yield Portfolio                226,365               145,010               139,079
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Income Portfolio                          4,464,521             4,783,013             4,702,608
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Bond Index Portfolio                        790,763               472,582               274,244
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Limited Maturity Bond Portfolio             766,012               393,756                 6,787
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Mortgage Securities Portfolio                74,580                    --                    --
       ------------------------------------------- --------------------- --------------------- ---------------------
       ------------------------------------------- --------------------- --------------------- ---------------------
       Thrivent Money Market Portfolio                    1,266,807             1,445,375             1,477,791
       ------------------------------------------- --------------------- --------------------- ---------------------

Investment Subadvisory Agreements

Each Investment Subadvisory Agreement between Thrivent Financial, the Fund and a subadviser (each a
"Subadvisory Contract") provides that it shall continue in effect with respect to the subadvised Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940
Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such
Portfolio (as defined in the 1940 Act).  The Subadvisory Contract may also be terminated by the subadviser on
60 days' written notice or by Thrivent Financial (i) on at least 60 days' prior written notice to the subadviser, without the payment of any penalty; (ii) upon material breach by the subadviser of any of the representations and warranties set forth in the Subadvisory Contract, if not cured within 20 days; or (iii) if the subadviser becomes unable to discharge its duties and obligations under the Subadvisory Contract.  The
Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

Thrivent Financial pays FAI an annual subadvisory fee for the performance of subadvisory services for the
Thrivent Partner Small Cap Growth Portfolio.  The fee payable is equal to a percentage of the Thrivent Partner
Small Cap Growth Portfolio's average daily net assets.  The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to 0.60% of average daily net assets up to $200 million, 0.52% of average daily net assets over $200 million but not over $500 million, and 0.50% of average daily net assets over
$500 million.

Thrivent Financial pays Price International an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner International Stock Portfolio.  The fee payable is equal to a percentage of that Portfolio's average daily net assets.  The percentage decreases as the portfolio's assets increase.  The subadvisory fee is equal to 0.75% of the first $20 million average daily net assets, 0.60% for the next $30 million average daily net assets, 0.50% for the next $150 million average daily net assets, and 0.45% on average daily net assets exceeding $500 million.

Thrivent Financial pays Mercator an annual subadvisory fee for the performance of subadvisory services for the
Thrivent Partner International Stock Portfolio.  The fee payable is equal to a percentage of the Thrivent
Partner International Stock Portfolio's average daily net assets.  The subadvisory fee is equal to 0.47% of average daily net assets.

Thrivent Financial pays FMR an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio.  The fee payable is equal to a percentage of the Thrivent Partner All
Cap Portfolio's average daily net assets.  The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to .60% of average daily net assets up to $100 million, .55% of average daily net assets over $100 million but not over $500 million, .50% of average daily net assets over $500 million but not over $750 million, and .45% of average daily net assets over $750 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio.  The fee payable is equal to a percentage of the
Thrivent Partner Growth Stock Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to 0.45% of average daily net assets up to $50 million, 0.40% of average daily net assets over $50 million but not over $500 million, and 0.35% of the average daily net assets over $500 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Small Cap Value Portfolio.  The fee payable is equal to a percentage of the
Thrivent Partner Small Cap Value Portfolio's average daily net assets. The percentage decreases as the
Portfolio's assets increase.  The subadvisory fee is equal to 0.600% of the first $500 million average daily net assets, and 0.545% of the average daily net assets over $500 million.

Thrivent Financial pays PIMCO an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner High Yield Bond Portfolio.  The fee payable is equal to 0.25% of the Thrivent Partner
High Yield Bond Portfolio's average daily net assets.

                                 Board Approval of Investment Advisory Agreement

On November 12, 2003, the Board of Directors of the Fund (the "Board"), including the directors who are not
"interested persons" of Thrivent Financial or the Fund ("Independent Directors"), unanimously voted to approve the current investment advisory agreement between the Fund and Thrivent Financial with respect to each
Portfolio of the Fund.  On February 11, 2004 the Board, including the Independent Directors, unanimously voted to approve the current investment advisory agreement fee schedule between the Fund and Thrivent Financial with respect to the Portfolios.

In fulfilling its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment advisory agreement and subadvisory agreements, especially as they relate to the fees to be paid.  In evaluating fees the Board examines the total compensation to be received by the adviser and the subadvisers, both in cash and other benefits, in order to determine whether such fees are fair and reasonable in light of the services performed, the value of such services to the Fund and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o        The services to be provided to the Portfolios by the adviser and the subadvisers, and the qualifications of each of them;
o        The fee structure for each of the Portfolios generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o        The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o        The extent of profits derived by the adviser and subadviser under the agreements;
o        The performance of each of the Portfolios in general and in comparison to other investment companies with similar investment objectives over a comparable period of time; and
o        The availability, cost and value of alternative means of obtaining such services.

                                               Affiliated Persons

The following  directors and officers of Thrivent Financial,  the Funds' investment adviser,  are affiliated with the Fund:

Affiliated Person          Position with Thrivent Financial
Pamela J. Moret            Executive Vice President, Marketing and Products
Russell W. Swansen         Chief Investment Officer
Charles D. Gariboldi       Vice President, Investment Accounting

                                                 OTHER SERVICES

                                                    Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

                                             Independent Accountants

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the
Fund's independent accountants, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

                                   BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

                                             Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Portfolios, the
Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser, including FAI,  Price International, Mercator, FMR, T. Rowe Price, and PIMCO, to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).  In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent
Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent
Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent
Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of
Thrivent Financial or a subadviser.

The Fund's Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates.
These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings.  In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, FAI,  Price International, Mercator, FMR, T.
Rowe Price, PIMCO, or their affiliates.  Such other investment companies and accounts may also invest in the same securities as a Portfolio.  When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

                                             Affiliated Transactions

FAI.  FAI is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the portfolio or other Franklin Templeton Funds and to use the research services of brokerage and other firms that have provided such assistance.

FMR. FMR may place trades with certain brokers with which it is under common control, including National
Financial Services LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms.  FMR may also place trades with Archipelago
ECN, an electronic communication network in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

                                              Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:

        ------------------------------------------ --------------------- --------------------- ---------------------
                        Portfolio                        12/31/03              12/31/02              12/31/01
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Technology Portfolio                     $106,355              $42,719                $36,384
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner Small Cap Growth                   65,235               82,605                  4,791
        Portfolio
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner Small Cap Value                    44,434                  N/A                    N/A
        Portfolio
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Small Cap Stock Portfolio                 586,617              182,190                 87,099
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Small Cap Index Portfolio                  95,202              109,681                123,808
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Mid Cap Growth Portfolio                2,249,845            2,390,612              1,975,605
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Mid Cap Growth Portfolio II                83,221              147,741                  2,902
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Mid Cap Stock Portfolio                   164,125               83,107                 86,408
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Mid Cap Index Portfolio                    57,804               27,940                 11,708
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner International Stock               581,318              487,255                672,719
        Portfolio
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner All Cap Portfolio (1)             140,057              211,355                  4,359
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Large Cap Growth Portfolio              7,481,955            8,284,261              8,560,077
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Large Cap  Growth Portfolio II            230,484              140,151                  3,094
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner Growth Stock Portfolio             70,760               70,318                  3,097
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Large Cap Value Portfolio                 231,995              264,189                  3,862
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Large Cap Stock Portfolio                 325,433               66,867                 66,135
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Large Cap Index Portfolio                  52,519               93,618                 84,722
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Real Estate Securities Portfolio           82,903                  N/A                    N/A
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Balanced Portfolio                         36,430              125,573                 90,192
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent High Yield Portfolio                       45,704               18,184                 24,571
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Partner High Yield Portfolio                                         0                      0
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Income Portfolio                            7,225                    0                 29,700
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Bond Index Portfolio                            0                    0                      0
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Limited Maturity Bond Portfolio               565                    0                    210
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Mortgage Securities Portfolio                   0                  N/A                    N/A
        ------------------------------------------ --------------------- --------------------- ---------------------
        ------------------------------------------ --------------------- --------------------- ---------------------
        Thrivent Money Market Portfolio                          0                    0                      0
        ------------------------------------------ --------------------- --------------------- ---------------------
(1)      The aggregate  amount of commissions  paid to affiliated  brokerage  firms by Thrivent All Cap Portfolio was $5,368.92 in 2003,  $0 in 2002,  and $3.60 in 2001.  The  Portfolio's  inception  date was November
         30, 2001.

The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended December 31, 2003.  The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

        ------------------------------------------- -------------------- ----------------------
                                                                               Aggregate
        Portfolio                                       Commissions          Transactions
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Technology Portfolio                     $101,585            $44,353,218
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner Small Cap Growth
        Portfolio                                           48,860             20,057,112
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner Small Cap Value Portfolio          42,969             24,737,673
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Small Cap Stock Portfolio                 557,666            271,140,855
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Small Cap Index Portfolio                  30,306             44,749,595
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Mid Cap Growth Portfolio                2,125,433            927,200,251
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Mid Cap Growth Portfolio II
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Mid Cap Stock Portfolio                   158,695             99,676,672
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Mid Cap Index Portfolio                    28,626             24,820,042
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner International Stock
        Portfolio (1)                                       50,417             17,303,502
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner All Cap Portfolio
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Large Cap Growth Portfolio              7,286,949          4,454,834,199
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Large Cap  Growth Portfolio II
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner Growth Stock Portfolio              2,928              2,315,554
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Large Cap Value Portfolio                 225,454            168,779,126
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Large Cap Stock Portfolio                 319,781            250,331,889
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Large Cap Index Portfolio                  36,723             41,880,965
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Real Estate Securities Portfolio           82,453             66,919,521
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Balanced Portfolio                         16,897             21,339,386
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent High Yield Portfolio                       30,844             10,643,180
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Partner High Yield Portfolio                    0                      0
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Income Portfolio                                0                      0
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Bond Index Portfolio                            0                      0
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Limited Maturity Bond Portfolio                 0                      0
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Mortgage Securities Portfolio                   0                      0
        ------------------------------------------- -------------------- ----------------------
        ------------------------------------------- -------------------- ----------------------
        Thrivent Money Market Portfolio                          0                      0
        ------------------------------------------- -------------------- ----------------------

                                                  CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share.  All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

        -------------------------------------------------------------- -----------------------
                                    Class                                    Number of Shares
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Technology Portfolio Capital Stock                               200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner Small Cap Growth Portfolio Capital Stock                 200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner Small Cap Value Portfolio Capital Stock                  200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Small Cap Stock Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Small Cap Index Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Mid Cap Growth Portfolio Capital Stock                           400,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Mid Cap Growth Portfolio II Capital Stock                        200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Mid Cap Stock Portfolio Capital Stock                            200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Mid Cap Index Portfolio Capital Stock                            200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner International Stock Portfolio Capital Stock              400,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner All Cap Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Large Cap Growth Portfolio Capital Stock                       1,000,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Large Cap  Growth Portfolio II Capital Stock                     200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner Growth Stock Portfolio Capital Stock                     200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Large Cap Value Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Large Cap Stock Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Large Cap Index Portfolio Capital Stock                          200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Real Estate Securities Portfolio Capital Stock                   200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Balanced Portfolio Capital Stock                                 400,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent High Yield Portfolio Capital Stock                             1,000,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Partner High Yield Portfolio Capital Stock                       200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Income Portfolio Capital Stock                                 1,000,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Bond Index Portfolio Capital Stock                               200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Limited Maturity Bond Portfolio Capital Stock                    200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Mortgage Securities Portfolio Capital Stock                      200,000,000
        -------------------------------------------------------------- -----------------------
        -------------------------------------------------------------- -----------------------
        Thrivent Money Market Portfolio Capital Stock                           2,000,000,000
        -------------------------------------------------------------- -----------------------

Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors.  In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder's name on the books of the Fund.  On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the
Investment Company Act of 1940 shares will be voted by individual class, (b) only shares of a particular
Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the Investment Company Act of 1940) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable.  The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue
Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the
Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

                                                 NET ASSET VALUE
                          (All Portfolios Except the Thrivent Money Market Portfolio).

The net asset value per share is determined at the close of each day the New York Stock Exchange (the "NYSE")
is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940.  Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value is determined by adding the market or appraised value of all securities and other assets;
subtracting liabilities; and dividing the result by the number of shares outstanding.

The market value of each Portfolio's securities is determined at the close of regular trading of the NYSE on each day the NYSE is open.  The value of portfolio securities is determined in the following manner:

o    Equity  securities traded on the NYSE or any other national  securities  exchange are valued at the last sale price.  If there has been no sale on that day or if the  security is  unlisted,  it is valued at prices within  the  range  of the  current  bid  and  asked  prices  considered  best  to  represent  value  in the circumstances.

o    Equity  securities  not traded on a national  securities  exchange are valued at prices within the range of the current bid and asked prices  considered  best to represent  the value in the  circumstances,  except that  securities  for which  quotations  are furnished  through the nationwide  automated  quotation  system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of  valuation,  if such quotations are available for sales occurring on that day.

o    Bonds and other income  securities traded on a national  securities  exchange will be valued at the last sale price on such national  securities  exchange that day. Thrivent  Financial may value such securities on the basis of prices  provided by an independent  pricing  service or within the range of the current bid and asked prices  considered best to represent the value in the  circumstances,  if those prices are believed to better reflect the fair market value of such exchange listed securities.

o    Bonds and other income  securities  not traded on a national  securities  exchange will be valued within the range of the current bid and asked prices  considered best to represent the value in the  circumstances.
     Such  securities  may also be valued on the basis of prices  provided by an independent  pricing  service if those prices are believed to reflect the fair market value of such securities.

Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE.
The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times.  Foreign currency exchange rates are also generally determined prior to the close of the NYSE.
Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values.  If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                                 Net Asset Value

                                        (Thrivent Money Market Portfolio)

Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security.  While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the  Thrivent Money Market Portfolio would receive if it sold the security.

The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so.  However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is
compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income. It is expected that the Thrivent Money Market Portfolio will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule
2a-7 under the 1940 Act.  Such compliance requires, among other things, the following:

(1)  The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from the Thrivent Money Market Portfolio's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)  In the event such deviation from the Thrivent Money Market Portfolio's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the  Thrivent Money
     Market Portfolio's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the
     Directors);

(3)  The Thrivent Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

(4)  The Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments which the Directors determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5)  The Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the  Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible
Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks.
In general, the term "Eligible Security" is limited to any security that:

(1)   (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of
      397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2)   is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any
      NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of the Thrivent Money Market Portfolio's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Thrivent Money Market Portfolio's assets invested in "second tier" eligible securities as defined in Rule 2a-7.  For this purpose, "second tier" eligible securities generally are those which have been
(i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities.  The Thrivent
Money Market Portfolio may not invest more than the greater of 1% of its total assets or
1 million in "second tier" eligible securities of any single issuer.

                                                   TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, each Portfolio must, among other requirements:

o    derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
o    invest in securities within certain statutory limits; and
o    distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Portfolio is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending December 31.

                                                  DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

                                                    Dividends

Dividends are declared and paid as follows:

Declared daily and         Thrivent Partner High Yield Portfolio
paid daily                 Thrivent Income Portfolio
                           Thrivent Limited Maturity Bond Portfolio
                           Thrivent Mortgage Securities Portfolio
                           Thrivent High Yield Portfolio
                           Thrivent Bond Index Portfolio

Declared daily and         Thrivent Money Market Portfolio
paid monthly

Declared and paid          Thrivent Partner Small Cap Growth Portfolio
annually                   Thrivent Mid Cap Growth Portfolio
                           Thrivent Mid Cap Growth Portfolio II
                           Thrivent Partner International Stock Portfolio
                           Thrivent Partner All Cap Portfolio
                           Thrivent Large Cap Growth Portfolio
                           Thrivent Large Cap Growth Portfolio II
                           Thrivent Partner Growth Stock Portfolio
                           Thrivent Large Cap Value Portfolio
                           Thrivent Technology Portfolio
                           Thrivent Partner Small Cap Value Portfolio
                           Thrivent Small Cap Stock Portfolio
                           Thrivent Small Cap Index Portfolio
                           Thrivent Mid Cap Stock Portfolio
                           Thrivent Mid Cap Index Portfolio
                           Thrivent Large Cap Stock Portfolio
                           Thrivent Large Cap Index Portfolio
                           Thrivent Real Estate Securities Portfolio
                           Thrivent Balanced Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

                                                  Capital Gains

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable.  Such changes may result in the realization of capital gains.  Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in February.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a
10% penalty tax on withdrawals before age 59.

                                         CALCULATION OF PERFORMANCE DATA

The total return and yield of each of the Portfolios will be calculated as set forth below.  Calculations of performance data for the Portfolios includes the effect of the investment advisory fee charged to the Fund but does not reflect the expenses charged to the variable contracts at the separate account level.

                                                  Total Return

Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

         P(1+T)(n) = ERV

         Where:

         P      = a hypothetical initial payment of $1,000

         T      = average annual total return

         n      = number of years

         ERV    = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

The calculation is based on the further assumptions that all dividends and distributions by the Portfolio are reinvested at net asset value on the reinvestment dates during the periods.  The investment advisory fee charged to the Fund is also taken into account as described later herein.

                                                      Yield

Yield is  computed  by  dividing  the net  investment  income  per share  earned  during a recent  month or other specified  30-day period by the  applicable  maximum  offering  price per share on the last day of the period and annualizing the result, according to the following formula:

                                        Yield = 2[(((a-b)/cd) + 1)^6 - 1]

Where:

         a = dividend and interest earned during the period;
         b = expenses accrued for the period (net of reimbursements);
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
         d = the maximum offering price per share on the last day of the period.

To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by a Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest).  The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio.  Dividend income is recognized daily based on published rates.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Portfolio accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each
Portfolio has elected not to amortize discount or premium on such securities.

Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price.  Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time.  Shareholders should remember that yield is a function of the kind and quality of the instruments in the portfolio, portfolio maturity and operating expenses and market conditions.

The table below presents the average annual returns for all Portfolios for the indicated periods ended December 31, 2003.

                                                         Average Annual Total Returns as of 12/31/03
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
                                   Current SEC                                                                   Date Of
           Portfolio             Yield 12/31/03     1-Year       5-Years       10-Years        Inception        Inception
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Technology Portfolio          N/A          51.36%         N/A           N/A          -12.07%           03/01/01
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner Small Cap             N/A          43.83%         N/A           N/A            5.01%           11/30/01
Growth Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner Small Cap             N/A            N/A          N/A           N/A           41.55%           04/30/03
Value Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Small Cap Stock               N/A          40.19%         N/A           N/A            7.87%           03/01/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Small Cap Index               N/A          38.16%        9.32%          N/A           11.64%           06/14/95
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Mid Cap Growth                N/A           35.92%       6.47%          N/A            7.41%            1/30/98
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Mid Cap Growth                N/A           37.34%        N/A           N/A           -9.07%           11/30/01
Portfolio II
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Mid Cap Stock                 N/A           32.28%        N/A           N/A            0.38%           03/01/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Mid Cap Index                 N/A           34.80%        N/A           N/A            6.21%           03/01/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner International         N/A           31.27%      -0.75%          N/A            3.11%           01/18/96
Stock  Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner All Cap               N/A          23.52%         N/A           N/A          -10.95%           11/30/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Large Cap Growth              N/A           30.49%       0.17%        10.47%            N/A*           01/09/87
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Large Cap s Growth            N/A          22.75%         N/A           N/A           -4.43%           11/30/01
Portfolio II
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner Growth Stock          N/A          31.05%         N/A           N/A            1.09%           11/30/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Large Cap Stock               N/A          21.36%         N/A           N/A           -4.89%           03/01/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Large Cap Value               N/A          27.08%         N/A           N/A           -0.26%           11/30/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Large Cap Index               N/A          28.21%       -0.83%          N/A           10.38%           06/14/95
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Real Estate                   N/A            N/A          N/A           N/A           30.02%           04/30/03
Securities Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Balanced Portfolio           2.25%         17.17%        2.50%          N/A            8.94%           06/14/95
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent High Yield Portfolio         6.54%          28.00%      -0.22%0        3.56%            N/A*           11/02/87
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Partner High Yield          6.15%           25.41%       3.75%          N/A             2.62%          03/02/98
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Income Portfolio            3.98%            8.51%        5.90%        6.45%            N/A*           01/09/87
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Bond Index Portfolio        4.00%            3.59%        6.26%         N/A             6.80%          06/14/95
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Limited Maturity Bond        2.74%          4.48%         N/A           N/A            4.61%           11/30/01
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Mortgage Securities          3.31%           N/A          N/A           N/A            1.85%           04/30/03
Portfolio
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
Thrivent Money Market Portfolio        N/A            0.84%        3.47%        4.30%`           N/A*           01/09/87
-------------------------------- ---------------- ------------ ------------ --------------- ---------------- ----------------
* Because the Portfolio has been effective for more than 10 years, performance since inception is not shown.

Yield - Thrivent Money Market Portfolio

When the Thrivent Money Market Portfolio quotes a "current annualized" yield, it is based on a specified recent seven calendar-day period.  It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period,
(2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period by 52.14 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) all fees charge to all shareholder accounts, in proportion to the length of the base period.

The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.  The Portfolio's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

                                                                                             Money Market
                                                                                                Portfolio
   Annualized Current Yield For 7-day Period Ended 12/31/03                                      0.73%

   Effective Yield For 7-day Period Ended 12/31/03                                               0.73%

                                          Nonstandardized Total Return

A Portfolio may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Portfolio's operations.  In addition, a Portfolio may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account.  Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of
1,000.

                                           DESCRIPTION OF DEBT RATINGS

                                               Ratings by Moody's

Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2"
commercial paper as follows:

Bonds:

Aaa   Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa   Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B     Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa   Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca    Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C     Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well-established industries.
o        High rates of return of funds employed.
o        Conservative capitalization structures with moderate reliance on debt and ample asset protection.
o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o        Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earning trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

                                          Ratings by Standard & Poor's

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA    Debt rated AAA has the highest rating assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A      Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB    Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB     Debt rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
       BBB-rating.

B      Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or
       BB- rating.

CCC    Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC     The rating CC typically is currently highly vulnerable to nonpayment.

C      The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D      Debt rated D is in payment default.  The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings:  The letter "p" indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics:  liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a
"BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.
Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.  Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                           REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders for the fiscal year ended December 31, 2003 of the Fund and AAL Variable Product Series Fund, Inc. are separate reports furnished with this Statement of Additional Information and are incorporated herein by reference.

                                                   Appendix A

                                              Proxy Voting Policies

The Fund has adopted the proxy voting  policies of Thrivent  Financial  for  Lutherans  and  Thrivent  Investment
Management, Inc.   Those policies, and the proxy voting policies of its subadvisers, are described below.

                                      THRIVENT FINANCIAL FOR LUTHERANS AND
                                       THRIVENT INVESTMENT MANAGEMENT INC.
                                    PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent  Financial for Lutherans  and Thrivent  Investment  Management  Inc.  ("Thrivent  Financial")
recognize  and adhere to the  principle  that one of the  privileges of owning stock in a company is the right to vote in the  election of the  company's  directors  and on matters  affecting  certain  important  aspects of the company's  structure and  operations  that are  submitted to  shareholder  vote. As an investment  adviser with a fiduciary  responsibility  to its clients,  Thrivent  Financial  analyzes the proxy  statements  of issuers whose stock is owned by the  investment  companies  which it  sponsors  and  serves as  investment  adviser  ("Thrivent
Funds") and by  institutional  accounts  who have  requested  that  Thrivent  Financial  be involved in the proxy process.

Thrivent  Financial has adopted Proxy Voting Policies and Procedures  ("Policies and Procedures") for the purpose of  establishing  formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions with respect to proxy issues will be made in light of the  anticipated  impact of the issue on the  desirability of investing in the portfolio company  from the  viewpoint  of the  particular  client  or  Thrivent  Fund.  Proxies  are  voted  solely in the interests of the client,  Thrivent Fund shareholders or, where employee benefit plan assets are involved,  in the interests of plan participants and beneficiaries.  Our intent has always been to vote proxies,  where possible to do so, in a manner consistent with our fiduciary  obligations and  responsibilities.  Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration  Given Management  Recommendations.  One of the primary factors Thrivent  Financial  considers when determining  the  desirability  of investing in a particular  company is the quality and depth of its management.
The Policies and Procedures  were developed with the  recognition  that a company's  management is entrusted with the day-to-day  operations of the company, as well as its long-term direction and strategic planning,  subject to the  oversight  of  the  company's  board  of  directors.  Accordingly,  Thrivent  Financial  believes  that  the recommendation  of  management on most issues  should be given weight in  determining  how proxy issues should be voted.  However,  the position of the company's  management  will not be supported in any  situation  where it is found to be not in the  best  interests  of the  client,  and the  portfolio  manager  may  always  elect to vote contrary to management  when he or she believes a particular  proxy proposal may adversely  affect the investment merits of owning stock in a portfolio company.

>>       ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio  Compliance  and  Valuation  Committee.   Thrivent  Financial's   Portfolio  Compliance  and  Valuation
Committee  ("Compliance  Committee")  is  responsible  for  establishing  positions  with  respect  to  corporate
governance  and  other  proxy  issues,   including  those  involving  social  responsibility  issues.  While  the
Compliance  Committee  sets  voting  guidelines  and  serves  as a  resource  for  Thrivent  Financial  portfolio management,  it does not have proxy voting  authority for any Thrivent  Fund or  institutional  account.  Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment   Operations.   The  Investment   Operations  Staff  ("Investment   Operations")  is  responsible  for
administering  the proxy voting  process as set forth in the Policies and  Procedures,  and for ensuring that all meeting notices are reviewed and important  non-routine proxy matters are communicated to the portfolio  managers for consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to  facilitate  the proxy voting  process,  Thrivent  Financial has retained  Institutional  Shareholder
Services  ("ISS") as an expert in the proxy voting and corporate  governance area. ISS specializes in providing a variety of  fiduciary-level  proxy  advisory and voting  services.  These  services  include  in-depth  research, analysis,  and voting  recommendations as well as vote execution,  reporting,  auditing and consulting assistance for the handling of proxy voting responsibility and corporate  governance-related  efforts.  While the Compliance
Committee  relies upon ISS  research in helping to  establish  Thrivent  Finanicial's  proxy  voting  guidelines,
Thrivent   Financial  may  deviate  from  ISS   recommendations  on  general  policy  issues  or  specific  proxy proposals.

Meeting Notification

Thrivent  Financial  utilizes  ISS'  voting  agent  services to notify us of upcoming  shareholder  meetings  for portfolio  companies  held in  client  accounts  and to  transmit  votes to the  various  custodian  banks of our clients.  ISS tracks and reconciles  Thrivent  Financial  holdings against incoming proxy ballots.  If ballots do not arrive on time, ISS procures them from the appropriate  custodian or proxy  distribution  agent.  Meeting and record date  information is updated daily,  and transmitted to Thrivent  Financial  through both  ProxyMaster.com and VoteX, ISS web-based  applications.  ISS is also  responsible for maintaining  copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides  comprehensive  summaries of proxy proposals,  publications  discussing key proxy voting issues, and specific vote  recommendations  regarding  portfolio  company  proxies to assist in the proxy  research  process.
Upon request,  portfolio managers may receive any or all of the  above-mentioned  research materials to assist in the vote  determination  process.  The final authority and responsibility for proxy voting decisions remains with
Thrivent  Financial.  Decisions  with respect to proxy  matters are made  primarily  in light of the  anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies  inconsistently with Thrivent  Financial's policies as set by the  Compliance  Committee  and  instruct  Investment  Operations  to vote  all  proxies  accordingly.  Portfolio managers who vote their proxies  inconsistent with Thrivent  Financial's  guidelines are required to document the rationale for their vote.  Investment  Operations is responsible for maintaining this  documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific voting  guidelines have been adopted by the Compliance  Committee for routine  anti-takeover,  executive compensation  and  corporate  governance  proposals,  as well as  other  common  shareholder  proposals,  and are available to  shareholders  upon  request.  The  following  is a summary of the  significant  Thrivent  Financial policies:

Board Structure and Composition  Issues - Thrivent  Financial  believes boards are expected to have a majority of directors  independent  of  management.  The  independent  directors are expected to organize much of the board's work,  even if the chief  executive  officer  also  serves as  chairman  of the  board.  Key  committees  (audit, compensation,  and  nominating/corporate  governance)  of the board are  expected to be entirely  independent  of management.  It is expected that boards will engage in critical  self-evaluation  of themselves and of individual members.  Individual  directors,  in turn, are expected to devote significant amounts of time to their duties, to limit the number of  directorships  they accept,  and to own a  meaningful  amount of stock in companies on whose boards they serve.  As such,  Thrivent  Financial  withholds votes for directors who miss more than one-fourth of the  scheduled  board  meetings.  Thrivent  Financial  votes against  management  efforts to stagger board member terms because a staggered  board may act as a deterrent to takeover  proposals.  For the same  reasons,  Thrivent
Financial votes for proposals that seek to fix the size of the board.

Executive  and Director  Compensation  - Non-salary  compensation  remains one of the most  sensitive and visible corporate  governance  issues.  Although  shareholders  have  little say about how much the CEO is paid in salary and bonus,  they do have a major  voice in  approving  stock  option and  incentive  plans.  Stock  option  plans transfer  significant  amounts of wealth from  shareholders  to employees,  and in  particular to executives  and directors.  Rightly,  the cost of these  plans must be in line with the  anticipated  benefits  to  shareholders.
Clearly,  reasonable  limits  must  be  set on  dilution  as  well  as  administrative  authority.  In  addition, shareholders  must  consider the necessity of the various pay programs and examine the  appropriateness  of award types.  Consequently,  the pros and cons of these  proposals  necessitate a case-by-case  evaluation.  Generally,
Thrivent  Financial opposes  compensation  packages that provide what we view as excessive awards to a few senior executives  or that contain  excessively  dilutive  stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification  of  Auditors - Annual  election  of the  outside  accountants  is  standard  practice.  While it is recognized  that the company is in the best position to evaluate the  competence of the outside  accountants,  we believe that outside  accountants  must ultimately be accountable to  shareholders.  Given the rash of accounting irregularities  that were not  detected by audit  panels or auditors,  shareholder  ratification  is an essential step in restoring  investor  confidence.  In line with this,  Thrivent  Financial  votes for  proposals to ratify auditors,  unless an auditor has a financial  interest in or association  with the company,  and is therefore not independent;  or there is reason to believe that the independent  auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

Mergers and  Acquisitions,  Anti-Takeover and Corporate  Governance Issues - Thrivent  Financial votes on mergers and  acquisitions  on a  case-by-case  basis,  taking the  following  into  account:  anticipated  financial  and operating  benefits;  offer price (cost vs.  premium);  prospects  of the  combined  companies;  how the deal was negotiated;  the  opinion  of the  financial  advisor;  potential  conflicts  of  interest  between  management's interests  and  shareholders'  interests;  and changes in corporate  governance  and their impact on  shareholder rights.  Thrivent  Financial  generally opposes  anti-takeover  measures since they adversely impact  shareholder rights.  Also,  Thrivent  Financial  will  consider  the  dilutive  impact  to  shareholders  and the  effect  on shareholder rights when voting on corporate governance proposals.

Social,  Environmental  and  Corporate  Responsibility  Issues - In addition to moral and ethical  considerations intrinsic to many of these proposals,  Thrivent  Financial  recognizes their potential for impact on the economic performance of the company.  Thrivent Financial balances these considerations  carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent Financial believes it is impossible to vote in a manner that would accurately  reflect the views of the  beneficial  owners of the  portfolios  that it manages.  As such,  on these items Thrivent Financial  abstains.  When voting on matters with apparent economic or operational  impacts on the company,  Thrivent  Financial  realizes  that the precise  economic  effect of such  proposals is often  unclear.
Where this is the case,  Thrivent Financial relies on management's  assessment,  and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined,  Investment  Operations enters votes  electronically into ISS's ProxyMaster or
VoteX  system.  ISS then  transmits  the  votes to the  proxy  agents or  custodian  banks  and sends  electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

On a periodic basis,  Investment  Operations queries the ProxyMaster or VoteX system to determine newly announced meetings  and meetings  not yet voted.  When the date of the  stockholders'  meeting is  approaching,  Investment
Operations  contacts the applicable  portfolio  manager if the vote for a particular  client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio  manager wish to change a vote already  submitted,  the  portfolio  manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance  Committee is also responsible for monitoring and resolving  possible  material  conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent  Financial  guidelines to vote client  proxies  should in most  instances  adequately address any possible  conflicts of interest  since our voting  guidelines  are  pre-determined  by the Compliance
Committee using recommendations from ISS, an independent third party.

However,  for proxy votes  inconsistent with Thrivent  Financial  guidelines,  Investment  Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's  voting  rationale  appears  reasonable.
Issues raising possible conflicts of interest are referred by Investment  Operations to the Compliance  Committee
for immediate  resolution.  The Compliance  Committee then assesses  whether any business or other  relationships between Thrivent  Financial and a portfolio  company could have influenced an inconsistent vote on that company's proxy.

REPORTING AND RECORD RETENTION

Proxy  statements  received from issuers  (other than those which are available on the SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are available  upon  request.  Thrivent  Financial  retains proxy solicitation  materials,  memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently than the Thrivent  Financial voting  guidelines.  In addition,  any document  which is  material  to a proxy  voting  decision  such as the  Thrivent  Financial  voting  guidelines,
Compliance  Committee meeting  materials,  and other internal research relating to voting decisions will be kept.
All proxy voting materials and supporting documentation are retained for six years.

Vote Summary  Reports  will be generated  for each  Thrivent  Fund.  The report  specifies  the company,  ticker, cusip,  meeting dates,  proxy proposals,  and votes which have been cast for the Thrivent Fund during the period, the  position  taken with  respect to each issue and whether the fund voted with or against  company  management.
Reports normally cover quarterly or annual periods.

Fidelity's Proxy Voting Guidelines

The following Proxy Voting Guidelines were established by the Fidelity Board of Trustees of the funds, after consultation with Fidelity Management & Research Company (FMR), the subadviser to the Thrivent Partner All Cap
Portfolio.  (The guidelines are reviewed periodically by FMS and by the non-interested Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I.       General Principles

         A.Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals.

         B.Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

         C.Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or
           General Counsel of FMR or the General Counsel of FMR Corp.  A significant pattern of such non-routine proposals or other special circumstances should be referred to the Committee on
           Operations or its designee.

II.      Portfolio shares should generally be voted against anti-takeover proposals, including:

         A.Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

         B.Classified Boards.  FMR will generally vote in favor of proposals to declassify a board of directors.
           FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

         C.Authorization of "Blank Check" Preferred Stock.

         D.Golden Parachutes:

           1.   Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

           2.   Compensation contracts for outside directors.

           3.   Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

           4.   Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

         E.Supermajority Provisions.

         F.Poison Pills:

           1.   Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors.  In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

           2.   FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and
                (d) shareholder approval is required to reinstate the expired Pill.  In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill.  In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

           3.   FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.  On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company's Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

           4.   Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

           5.   If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.  On a case-by-case basis, FMR may determine to vote in favor of a company's Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

         G.Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

         H.Transfer of authority from shareholders to directors.

         I.Reincorporation in another state (when accompanied by anti-takeover provisions).

III.     Stock Option Plans

         A.Stock Option plans should be evaluated on a case-by-case basis.  Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

           1.   The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%.  However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%.  If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

           2.   The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

           3.   The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan, (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

           4.   The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

           5.   However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

                a.  They are granted by a compensation committee composed entirely of independent directors.

                b.  They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

           6.    The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years.  However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

                a.  The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

                b.  The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management's control; and

                c.  The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

           7.    Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders'
                 meeting.

           8.    For purposes of this Guideline III, a large capitalization company generally means a company in the
                 Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

        B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees)
           exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

       C.  Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis.  FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

           1.   Whether the repricing proposal excludes senior management and directors;

           2.   Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

           3.   Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

           4.   The company's relative performance compared to other companies within the relevant industry or industries;

           5.   Economic and other conditions affecting the relevant industry or industries in which the company competes and;

           6.   Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

IV.    Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis.  Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

       A.  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%.  However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%.  If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

       B.  The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

       C.  The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan's terms.

       D.  The restriction period is less than 3 years.  RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

       E.  However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

           1.   They are granted by a compensation committee composed entirely of independent directors.

           2.   They are limited to 5% (large capitalization company) and 10% (small capitalization company)
                of the shares authorized for grant under the plan.

       F.  For purposes of this Guideline IV, a large capitalization company generally means a company in the
           Russell 1000; the small capitalization company category generally includes all companies outside the
           Russell 1000.

V.       Other Stock-Related Plans should be evaluated on a case-by-case basis:

         A.Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus.  In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

         B.Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and
           IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

         C.Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI.      Unusual Increases in Common Stock:

         A.An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

         B.Measured as follows:  requested increased authorization plus stock authorized to be issued under
           Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).  (If the result is greater than 3, Portfolio shares should be voted against.)

VII.     Portfolio shares should, in general, be voted against the introduction of new classes of Stock with
         Differential Voting Rights.

VIII.    With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX.      Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X.       Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

         A.Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI.      Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent
         Vote Tabulation practices.

XII.     Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII.    Employee Stock Ownership Plans ("ESOPs") should be evaluated on a case-by-case basis.  Portfolio shares should usually be voted for non-leveraged ESOPs.  For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders.  FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase.  Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV.     Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.      Avoidance of Potential Conflicts of Interest

         Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other
         Fidelity Companies' relationship, business or otherwise, with that portfolio company.

         FMR applies the following policies and follows the procedures set forth below:

         A.FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department.

         B.The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

         C.The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines.
           Each of the President or General Counsel of FMR or the General Counsel of FMR Corp. is authorized to take a final decision.

         D.When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F)
           or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund's registration statement, FMR will use pass through voting or echo voting procedures.

XVI.     Executive Compensation

         FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

                                               FRANKLIN ADVISERS, INC.

                                         PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Franklin  Advisers,  Inc.  (hereinafter  "Adviser")  has delegated its  administrative  duties with respect to voting proxies to the Proxy Group within Franklin Templeton  Companies,  LLC (the "Proxy Group"), a wholly-owned  subsidiary of Franklin  Resources,  Inc. Franklin Templeton  Companies,  LLC provides a variety of general corporate services to its  affiliates,  including but not limited to legal and  compliance  activities.  Proxy duties  consist of analyzing proxy  statements  of issuers  whose  stock is owned by any  client  (including  both  investment  companies  and any separate  accounts  managed by Adviser)  that has either  delegated  proxy voting  administrative  responsibility  to
Adviser or has asked for  information  on the issues to be voted.  The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies  solely in the interests of,  separate  account  clients,  Adviser-managed  mutual fund shareholders,  or, where employee  benefit plan assets are involved,  in the interests of the plan  participants  and beneficiaries  (collectively,  "Advisory  Clients") that have properly  delegated such  responsibility or will inform
Advisory  Clients that have not  delegated  the voting  responsibility  but that have  requested  voting advice about
Adviser's  views on such proxy votes.  The Proxy Group also provides these  services to other advisory  affiliates of
Adviser.

HOW ADVISER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Adviser's  instructions  and/or policies.  To assist it in analyzing proxies,  Adviser  subscribes to Institutional  Shareholder  Services ("ISS"),  an unaffiliated third party corporate  governance  research service that provides  in-depth analyses of shareholder  meeting agendas,  vote recommendations,  recordkeeping  and vote  disclosure  services.  Although ISS' analyses are thoroughly  reviewed and considered in making a final voting decision,  Adviser does not consider  recommendations from ISS or any other third party to be  determinative  of Adviser's  ultimate  decision.  As a matter of policy,  the  officers,  directors  and employees of Adviser and the Proxy Group will not be influenced  by outside  sources  whose  interests  conflict with the interests of Advisory Clients.

                                                Conflicts of Interest

All  conflicts of interest will be resolved in the  interests of the Advisory  Clients.  Adviser is an affiliate of a large,  diverse  financial  services  firm with many  affiliates  and makes its best  efforts to avoid  conflicts  of interest.  However,  a situation may arise where one affiliate  makes a voting  decision on a company's proxy without the knowledge that another  affiliate  manages that company's  retirement plan or other assets.  In situations  where
Adviser  perceives a material  conflict of interest,  Adviser may  disclose  the  conflict to the  relevant  Advisory
Clients;  defer to the voting  recommendation  of the Advisory  Clients,  ISS or those of another  independent  third party provider of proxy services;  send the proxy directly to the relevant  Advisory  Clients for a voting  decision;
or take such other action in good faith (in  consultation  with  counsel)  which would  protect the  interests of the
Advisory Clients.

Weight Given Management Recommendations

One of the primary factors Adviser  considers when determining the desirability of investing in a particular  company is the quality and depth of that company's  management.  Accordingly,  the  recommendation of management on any issue is a factor which Adviser  considers in determining how proxies should be voted.  However,  Adviser does not consider recommendations  from management to be determinative of Adviser's  ultimate  decision.  As a matter of practice,  the votes with  respect to most  issues are cast in  accordance  with the  position  of the  company's  management.  Each issue,  however,  is  considered  on its own  merits,  and  Adviser  will not  support  the  position  of a company's management in any situation  where it determines  that the  ratification  of  management's  position would  adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin  Templeton  Companies,  LLC  Corporate  Legal  Department  and is overseen by legal  counsel.  Full-time  staff  members are  devoted to proxy  voting  administration  and  providing  support and assistance  where  needed.  On a daily  basis,  the Proxy Group will  review  each proxy upon  receipt as well as any agendas,  materials and recommendations  that they receive from ISS or other sources. The Proxy Group maintains a log of all  shareholder  meetings that are scheduled for companies whose  securities are held by Adviser's  managed funds and  accounts.  For each  shareholder  meeting,  a member of the Proxy Group will consult  with the research  analyst that follows the security and provide the analyst with the meeting  notice,  agenda,  ISS  analysis,  recommendations and any other available  information.  Adviser's research analyst and relevant  portfolio  manager(s) are responsible for making the final  voting  decision  based on their review of the agenda,  ISS  analysis,  their  knowledge of the company  and any  other  information  readily  available.  The Proxy  Group  must  obtain  voting  instructions  from
Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general  guidelines for voting proxies as summarized  below.  Although these guidelines are to be followed  as a  general  policy,  in all  cases  each  proxy  will be  considered  based on the  relevant  facts  and circumstances.  These  guidelines  cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate  all future  situations.  Corporate  governance  issues are diverse and  continually  evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's  proxy voting  positions have been developed  based on years of experience  with proxy voting and corporate governance  issues.  These  principles  have been reviewed by various  members of Adviser's  organization,  including portfolio  management,  legal  counsel,  and  Adviser's  officers.  The  following  guidelines  reflect  what Adviser believes to be good corporate governance and behavior:

Board of  Directors:  The  election of  directors  and an  independent  board are key to good  corporate  governance.
Directors are expected to be competent  individuals  and they should be accountable  and responsive to  shareholders.
Adviser supports an independent board of directors,  and prefers that key committees such as audit,  nominating,  and compensation  committees  be comprised of  independent  directors.  Adviser will  generally  vote against  management efforts to classify a board and will  generally  support  proposals to  declassify  the board of  directors.  Adviser will consider  withholding  votes from directors who have attended less than 75% of meetings  without a valid reason.
While generally in favor of separating  Chairman and CEO positions,  Adviser will review this issue on a case-by-case basis  taking  into  consideration  other  factors  including  the  company's  corporate  governance  guidelines  and performance.  Adviser  evaluates  proposals to restore or provide for cumulative  voting on a case-by-case  basis and considers such factors as corporate governance provisions as well as relative performance.

Ratification of Auditors:  In light of several high profile accounting scandals,  Adviser will closely scrutinize the role and  performance of auditors.  On a case-by-case  basis,  Adviser will examine  proposals  relating to non-audit relationships  and  non-audit  fees.  Adviser  will also  consider,  on a  case-by-case  basis,  proposals  to rotate auditors,  and will vote  against  the  ratification  of  auditors  when there is clear and  compelling  evidence  of accounting irregularities or negligence attributable to the auditors.

Management & Director  Compensation:  A company's  equity-based  compensation  plan should be in  alignment  with the shareholders'  long-term  interests.  Adviser evaluates plans on a case-by-case basis by considering  several factors to  determine  whether the plan is fair and  reasonable.  Adviser  reviews  the ISS  quantitative  model  utilized to assess such plans.  Adviser will  generally  oppose plans that have the  potential to be  excessively  dilutive,  and will almost always oppose plans that are  structured  to allow the  repricing of  underwater  options,  or plans that have an automatic share  replenishment  "evergreen"  feature.  Adviser will generally  support  employee stock option plans in which the  purchase  price is at least 85% of fair  market  value,  and when  potential  dilution  is 10% or less.

Severance  compensation  arrangements  will be reviewed on a  case-by-case  basis,  although  Adviser will  generally oppose  "golden  parachutes"  that are considered  excessive.  Adviser will normally  support  proposals that require that a percentage  of  directors'  compensation  be in the form of common stock,  as it aligns their  interests  with those of the shareholders.  Adviser will review on a case-by-case  basis any shareholder  proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

Anti-Takeover  Mechanisms and Related Issues:  Adviser  generally opposes  anti-takeover  measures since they tend to reduce  shareholder  rights.  However,  as with all proxy  issues,  Adviser  conducts an  independent  review of each anti-takeover  proposal.  On occasion,  Adviser may vote with management when the research analyst has concluded that the  proposal is not onerous and would not harm  Advisory  Clients'  interests  as  stockholders.  Adviser  generally supports  proposals  that require  shareholder  rights'  plans (poison  pills) to be subject to a  shareholder  vote.
Adviser will closely  evaluate  shareholder  rights' plans on a case-by-case  basis to determine  whether or not they warrant  support.  Adviser will  generally  vote against any proposal to issue stock that has unequal or  subordinate voting rights. In addition,  Adviser generally opposes any supermajority  voting  requirements as well as the payment of "greenmail."  Adviser usually supports "fair price" provisions and confidential voting.

Changes to Capital  Structure:  Adviser realizes that a company's  financing  decisions have a significant  impact on its  shareholders,  particularly  when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt.  Adviser will carefully  review, on a case-by-case  basis,  proposals by companies to  increase  authorized  shares and the  purpose  for the  increase.  Adviser  will  generally  not vote in favor of dual-class  capital  structures  to increase  the number of  authorized  shares  where that class of stock would have superior  voting rights.  Adviser will generally vote in favor of the issuance of preferred  stock in cases where the company  specifies  the voting,  dividend,  conversion  and other rights of such stock and the terms of the preferred stock issuance are deemed  reasonable.  Adviser will review  proposals  seeking  preemptive  rights on a case-by-case basis.

Mergers and  Corporate  Restructuring:  Mergers and  acquisitions  will be subject to careful  review by the research analyst to determine  whether they would be beneficial to  shareholders.  Adviser will analyze  various  economic and strategic  factors in making the final decision on a merger or  acquisition.  Corporate  restructuring  proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate  Policy Issues:  As a fiduciary,  Adviser is primarily  concerned about the financial  interests of its Advisory Clients.  Adviser will generally give management discretion with regard to social,  environmental and ethical  issues  although  Adviser may vote in favor of those issues that are believed to have  significant  economic benefits or implications.

Global  Corporate  Governance:  Adviser  manages  investments in countries  worldwide.  Many of the tenets  discussed above are applied to  Adviser's  proxy voting  decisions  for  international  investments.  However,  Adviser must be flexible  in these  worldwide  markets  and must be  mindful  of the  varied  market  practices  of each  region.  As experienced  money  managers,  Adviser's  analysts are skilled in  understanding  the  complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its  responsibility  to process proxies and maintain proxy records  pursuant to
SEC rules and  regulations.  In  addition,  Adviser  understands  its  fiduciary  duty to vote proxies and that proxy voting  decisions  may affect the value of  shareholdings.  Therefore,  Adviser will attempt to process every vote it receives for all  domestic  and foreign  proxies.  However,  there may be  situations  in which  Adviser  cannot vote proxies.  For example,  if the cost of voting a foreign proxy  outweighs  the benefit of voting,  the Proxy Group may refrain  from  processing  that vote.  Additionally,  the Proxy  Group may not be given  enough  time to process  the vote.  For  example,  the Proxy Group,  through no fault of their own, may receive a meeting  notice from the company too late, or may be unable to obtain a timely  translation  of the agenda.  In addition,  if Adviser has  outstanding sell orders,  the proxies for those  meetings may not be voted in order to facilitate  the sale of those  securities.
Although  Adviser may hold shares on a company's  record  date,  should it sell them prior to the  company's  meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided,  particularly in non-U.S.  markets.
For  example,  if  "Other  Business"  is listed on the  agenda  with no  further  information  included  in the proxy materials,  Adviser may vote  against the item to send a message to the company  that if it had  provided  additional information,  Adviser  may have  voted in  favor of that  item.  Adviser  may  also  enter an  "abstain"  vote on the election of certain  directors from time to time based on individual  situations,  particularly  where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The  following  describes  the standard  procedures  that are to be followed  with respect to carrying out  Adviser's proxy policy:

1.       All proxy  materials  received  will be  recorded  immediately  by the Proxy Group in a database to maintain control over such materials.

2.       The Proxy Group will review and compile  information  on each proxy upon receipt of any agendas,  materials, reports,  recommendations  from ISS or other  information.  The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3.       In determining how to vote,  Adviser's analysts and relevant portfolio  manager(s) will consider the general guidelines  described  in  its  proxy  policy,  their  in-depth  knowledge  of the  company,  any  readily  available information and research about the company and its agenda items,  and the  recommendations  put forth by ISS or other independent third party providers of proxy services.

4.       The Proxy Group is responsible for maintaining the  documentation  that supports  Adviser's voting position.
Such  documentation  will  include,  but is not limited to, any  information  provided by ISS or other proxy  service providers, and, especially as to non-routine,  materially significant or controversial matters,  memoranda describing the position it has taken,  why that position is in the best  interest of its Advisory  Clients  (including  separate accounts such as ERISA  accounts as well as mutual  funds),  an indication of whether it supported or did not support management and any other  relevant  information.  Additionally,  the Proxy Group may include  documentation  obtained from the research analyst, portfolio manager and/or legal counsel.

5.       After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6.       The Proxy Group will attempt to submit  Adviser's  vote on all proxies to ISS for  processing at least three days prior to the meeting for U.S.  securities and 10 days prior to the meeting for foreign  securities.  However, in certain foreign  jurisdictions  it may be impossible to return the proxy 10 days in advance of the meeting.  In these situations,  the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient  time for the vote to be lodged.

7.       The Proxy Group  prepares  reports for each  client  that has  requested a record of votes cast.  The report specifies  the proxy issues that have been voted for the client during the  requested  period and the position  taken with respect to each issue.  The Proxy Group sends one copy to the client,  retains a copy in the  client's  file and forwards a copy to the  appropriate  portfolio  manager.  While many  Advisory  Clients  prefer  quarterly  or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

8.     If the Proxy  Group learns  of a vote on a material  event that will affect a security on loan, the Group will notify Adviser  and obtain  instructions  regarding whether Adviser desires the Franklin Templeton Services, LLC Fund
Treasury  Department  to contact the  custodian  bank in  an effort  to retrieve the  securities.  If so requested by
Adviser,  the Proxy  Group  shall use its  best  efforts to call  such  loans or use other  practicable  and  legally enforceable  means to ensure  that  Adviser  is able to  fulfill its  fiduciary  duty to vote  proxies  for  Advisory
Clients with respect to such loaned securities.

9.       The Proxy Group is  responsible  for  maintaining  appropriate  proxy  voting  records.  Such  records  will include,  but are not limited to, a copy of all materials  returned to the issuer and/or its agent, the documentation described above,  listings of proxies voted by issuer and by client,  and any other relevant  information.  The Proxy
Group may use an outside  service  such as ISS to support  this  function.  All records will be retained for at least five  years,  the first two of which will be on-site.  Advisory  Clients  may  request  copies of their proxy  voting records by  calling  the Proxy  Group  collect  at  1-954-847-2268,  or by  sending a written  request  to:  Franklin
Templeton  Companies,  LLC, 500 East Broward  Boulevard,  Suite 1500, Fort  Lauderdale,  FL 33394,  Attention:  Proxy
Group.    Advisory   Clients   may   review   Adviser's   proxy   voting   policies   and   procedures   on-line   at
www.franklintempleton.com  and may request  additional  copies by calling the number  above.  In addition,  the Proxy
Group is  responsible  for  ensuring  that the proxy  voting  policies,  procedures  and  records of the  Adviser are available as required by law and is responsible  for  overseeing  the filing of such policies,  procedures and mutual fund voting records with the SEC.

                                                       MERCATOR

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

MAM Proxy Voting Policies:

o        Proxies are voted in a way that is consistent  with the best  interests of our clients.  MAM accepts the fact  that,  under  ERISA,  voting  proxies  is an  fiduciary  act  of  MAM.  As a  fiduciary  it may be appropriate for us to engage in active monitoring and communications with the issuer.

o        MAM votes proxies for all clients that have delegated to MAM full authority and  responsibility  to cast said  votes,  except that when voting on proxy  proposals  involving  foreign  securities  will  involve unusual  costs,  MAM will weigh those costs  against the  benefits of voting in  determining  whether to vote on a particular proposal.

o        MAM receives  company  meeting  information  and proxy materials from client  custodian  banks,  analyst research or from the issuer  directly.  If necessary  and  appropriate,  a  translation  service will be used.  MAM also refers to Global Proxy Voting  Manual as issued by  Institutional  Shareholder  Services
         (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes..

Proxy Voting Procedures:

o        Designated Proxy Officer of MAM is responsible for client proxy votes.

o        MAM  will  cast  votes  in  accordance  with  specific  client  guidelines  if  applicable,  subject  to consultation  with the  client  if MAM  believes  that  such  vote  would  not be in the  client's  best interest.  In the  absence  of  applicable  client  guidelines,  MAM will  vote in  accordance  with its judgment as to the client's  best  interest,  except that any vote  involving a MAM conflict of interest will be cast in  accordance  with the specific ISS  recommendation  if  available,  or, if not,  then in accordance with the ISS Global Proxy Manual.

o        Full documentation is kept on each vote cast in every client account.

o        Additionally,  the CCO will review and  sign-off on the  following  votes:  Any vote  presented to MAM's investment  committee,  any vote cast that is inconsistent with the ISS guidelines (whether or not there is a  conflict  of  interest  present),  any vote  cast  that is  inconsistent  with  applicable  client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

o        Proxy  Officer  responsible  for  proxies  will vote them.  Many  issues  are  relatively  routine  i.e.
         approval of annual report,  auditors,  uncontested  election of directors,  financial  reports etc., and require no further  assessment.  Any issue in the judgment of the Proxy  Officer that  requires  special consideration will be presented to MAM's investment committee for a decision.

o        Procedures are in place to assure voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

                                    Pacific Investment Management Company LLC

                                      Proxy Voting Policies and Procedures

The following are general proxy voting  policies and procedures  ("Policies and  Procedures")  adopted by Pacific
Investment  Management  Company LLC ("PIMCO"),  an investment  adviser  registered under the Investment  Advisers
Act of 1940,  as amended  ("Advisers  Act").  PIMCO  serves as the  investment  adviser to  investment  companies registered  under the  Investment  Company Act of 1940,  as amended  ("1940 Act") as well as separate  investment accounts for other clients./1/  These Policies and Procedures are adopted to ensure  compliance  with Rule 206(4)-6 of the Advisers Act, other  applicable  fiduciary  obligations of PIMCO and the applicable  rules and regulations of the Securities and Exchange  Commission  ("SEC") and  interpretations of its staff. PIMCO will implement these
Policies and Procedures for each of its respective  clients as required under  applicable law,  unless  expressly directed  by a client in writing to  refrain  from  voting  that  client's  proxies.  PIMCO's  authority  to vote proxies on behalf of its  clients  is  established  by its  advisory  contracts,  comparable  documents  or by an overall  delegation of  discretionary  authority over its client's  assets.  These  Policies and Procedures  also apply to any voting  rights  and/or  consent  rights of PIMCO,  on behalf of its  clients,  with  respect to debt securities,  including but not limited to, plans of  reorganization.  In addition to SEC  requirements  governing advisers,  PIMCO's Policies and Procedures  reflect the long-standing  fiduciary  standards and  responsibilities for ERISA accounts set out in the Department of Labor's rules and regulations./2/

Set forth below are PIMCO's  Policies  and  Procedures  with respect to voting  shares owned by advisory  clients over which PIMCO has discretionary  voting  authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner  reasonably  expected to ensure that proxy matters are  conducted in the best  interests of PIMCO's  clients.  Each proxy is voted on a  case-by-case  basis
taking  into  consideration  any  relevant   contractual   obligations  as  well  as  other  relevant  facts  and
circumstances.  Proxies may also be voted with the objective of fostering  good corporate  governance  practices, including the fair and equal  treatment of shareholders  together with the reasonable  disclosure to shareholders of company policies, activities and returns.
PIMCO may abstain  from voting a client proxy under the  following  circumstances:  (1) when the economic  effect on shareholders'  interests or the value of the portfolio  holding is  indeterminable  or  insignificant;  or (2)
when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any  material  conflicts of interest in the best  interest of its  clients.  If a material conflict of interest  should  arise,  PIMCO will seek to resolve such  conflict in the client's  best interest by pursuing any one of the following courses of action:

         1.       convening an ad-hoc committee to assess and resolve the conflict;
         2.       voting in accordance with the  instructions/consent  of a client after providing  notice of and disclosing to that client the conflict;
         3.       voting the proxy in accordance with the  recommendation of an independent  third-party  service provider;
         4.       suggesting that the client engage another party to determine how the proxies should be voted;
         5.       delegating the vote to an independent third-party service provider;
         6.       voting  in  accordance  with  these  Policies  and  Procedures  if such  vote  involves  little discretion or no discretion; or
         7.       voting in good faith in the best interests of a client.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent  required by  applicable  law or  otherwise  approved by PIMCO,  PIMCO will not  disclose to third  parties  how it  voted a proxy  on  behalf  of a  client.  However,  upon  request  from an  appropriately authorized  individual,  PIMCO will  disclose to its clients or the entity  delegating  the voting  authority  to
PIMCO for such clients  (e.g.,  trustees or  consultants  retained by the client),  how PIMCO voted such client's proxy.  In  addition,  PIMCO  provides  its clients with a copy of these  Policies  and  Procedures  or a concise summary of these  Policies and  Procedures:  (i) in Part II of Form ADV; (ii)  together  with a periodic  account statement  in a separate  mailing;  or (iii) any other means as  determined  by PIMCO.  The  summary  states that these Policies and Procedures are available  upon request and informs  clients that  information  about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent  maintains  proxy  voting  records as required by Rule  204-2(c) of the  Advisers  Act.  These records  include:  (1) a copy of all  proxy  voting  policies  and  procedures;  (2)  proxy  statements  received regarding  client  securities  (which may be satisfied by relying on obtaining a copy of a proxy  statement  from the SEC's Electronic Data Gathering,  Analysis,  and Retrieval  (EDGAR) system or a third party provided that the third party  undertakes  to provide a copy  promptly  upon  request);  (3) a record of each vote cast by PIMCO on behalf of a client;  (4) a copy of any  document  created by PIMCO that was  material to making a decision on how to vote proxies on behalf of a client or that  memorializes  the basis for that decision;  and (5) a copy of each written  client  request for proxy voting  records and any written  response  from PIMCO to any (written or oral)
client  request for such records.  Additionally,  PIMCO or its agent  maintains any  documentation  related to an identified material conflict of interest.

Proxy voting books and records are  maintained by PIMCO or its agent in an easily  accessible  place for a period of five years from the end of the fiscal  year  during  which the last entry was made on such  record,  the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's proxy voting  procedures are described below.  PIMCO's  Compliance Group will provide for the supervision and periodic  review,  no less than on a quarterly basis, of its proxy voting  activities and the  implementation of these Policies and Procedures.

Because  PIMCO has  contracted  with State  Street  Investment  Manager  Solutions,  LLC ("IMS  West") to perform portfolio  accounting,  securities  processing  and  settlement  processing  on behalf of PIMCO,  certain  of the following  procedures  involves IMS West  administering and facilitating the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit  Proxy to PIMCO.  IMS West will forward to PIMCO's  Middle Office Group each proxy  received from registered owners of record (e.g., custodian bank or other third party service providers).

         2.  Conflicts  of Interest.  PIMCO's  Middle  Office  Group will review each proxy to determine  whether there  may be a  material  conflict  between  PIMCO  and its  client.  As part of this  review,  the  group  will determine  whether the issuer of the security or  proponent of the proposal is a client of PIMCO.  If no conflict exists,  this group will forward each proxy to the appropriate  portfolio manager for consideration.  However, if a conflict does exist,  PIMCO's  Middle  Office Group will seek to resolve any such  conflict in accordance  with these Policies and Procedures.

         3. Vote.  The portfolio  manager will review the  information,  will vote the proxy in  accordance  with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review.  PIMCO's  Middle  Office Group will review each proxy that was  submitted to and completed by the  appropriate  portfolio  manager.  PIMCO's  Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision.

5.       Transmittal to Third  Parties.  IMS West will document the portfolio  manager's  decision for each proxy received  from PIMCO's  Middle Office Group in a format  designated  by the  custodian  bank or other third party service  provider.  IMS West  will  maintain  a log of all  corporate  actions,  including  proxy  voting,  which indicates,  among other things,  the date the notice was received and verified,  PIMCO's  response,  the date and time the custodian bank or other third party service  provider was notified,  the expiration  date and any action taken.

Categories of Proxy Voting Issues

In general,  PIMCO  reviews and  considers  corporate  governance  issues  related to proxy matters and generally supports  proposals  that  foster  good  corporate  governance  practices.  PIMCO  considers  each  proposal on a case-by-case  basis,  taking into  consideration  various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote  proxies  as  recommended  by  management  on  routine  matters  related to the operation of the issuer and on matters not expected to have a  significant  economic  impact on the issuer and/or shareholders,  because PIMCO  believes the  recommendations  by the issuer  generally are in  shareholders'  best interests,  and therefore in the best economic  interest of PIMCO's  clients.  The following is a  non-exhaustive list of issues  that may be included  in proxy  materials  submitted  to clients of PIMCO,  and the factors  that
PIMCO may consider in determining how to vote the client's proxies.

Board of Directors

         1.       Independence.  PIMCO may consider the  following  factors when voting on director  independence issues:  (i)  majority  requirements  for the board and the audit,  nominating,  compensation  and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2.       Director  Tenure and  Retirement.  PIMCO may  consider  the  following  factors  when voting on limiting the term of outside  directors:  (i) the introduction of new viewpoints on the board;  (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3.       Nominations   in  Elections.   PIMCO  may  consider  the  following   factors  when  voting  on
uncontested  elections:  (i)  composition  of the board;  (ii) nominee  availability  and attendance at meetings;
(iii) any investment made by the nominee in the issuer;  and (iv) long-term  corporate  performance and the price of the issuer's securities.

         4.       Separation  of Chairman  and CEO  Positions.  PIMCO may  consider  the  following  factors when voting on proposals  requiring  that the positions of chairman of the board and the chief  executive  officer not be filled by the same person:  (i) any  potential  conflict of interest  with  respect to the board's  ability to review  and  oversee  management's  actions;  and (ii) any  potential  effect on the  issuer's  productivity  and efficiency.

         5.       D&O  Indemnification  and Liability  Protection.  PIMCO may consider the following factors when
voting  on  proposals  that  include  director  and  officer   indemnification  and  liability  protection:   (i)
indemnifying  directors  for conduct in the normal  course of  business;  (ii)  limiting  liability  for monetary damages for violating the duty of care;  (iii)  expanding  coverage  beyond legal expenses to acts that represent more serious  violations  of  fiduciary  obligation  than  carelessness  (e.g.  negligence);  and (iv)  providing expanded  coverage in cases where a director's  legal defense was  unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6.       Stock  Ownership.  PIMCO may  consider  the  following  factors  when  voting on  proposals  on mandatory  share  ownership  requirements  for directors:  (i) the benefits of additional  vested interest in the issuer's  stock;  (ii) the ability of a director to fulfill his duties to the issuer  regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

         1.       Contested  Director  Nominations.  PIMCO may  consider  the  following  factors  when voting on proposals for director nominees in a contested  election:  (i) background and reason for the proxy contest;  (ii)
qualifications of the director nominees;  (iii) management's track record;  (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering  shareholders;  (vi) the likelihood that the  proposed  objectives  and goals  can be met;  and  (vii)  stock  ownership  positions  of the  director nominees.

         2.       Reimbursement for Proxy  Solicitation  Expenses.  PIMCO may consider the following factors when voting  on  reimbursement  for  proxy  solicitation  expenses:  (i)  identity  of the  persons  who  will pay the expenses;  (ii) estimated total cost of solicitation;  (iii) total  expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
         3.       Ability  to Alter  the Size of the  Board by  Shareholders.  PIMCO  may  consider  whether  the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

         4.       Ability to Remove  Directors by  Shareholders.  PIMCO may consider  whether the proposal allows shareholders  to remove  directors with or without cause and/or allow  shareholders  to elect  directors and fill board vacancies.

         5.       Cumulative  Voting.  PIMCO may  consider  the  following  factors  when  voting  on  cumulative voting:  (i) the ability of significant  stockholders to elect a director of their choosing;  (ii) the ability of minority  shareholders to concentrate  their support in favor of a director(s) of their  choosing;  and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6.       Supermajority  Shareholder  Requirements.  PIMCO may consider all relevant  factors,  including but not  limited  to  limiting  the  ability  of  shareholders  to effect  change  when  voting on  supermajority requirements  to approve an  issuer's  charter or bylaws,  or to approve a merger or other  significant  business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

         1.       Classified  Boards.  PIMCO may  consider  the  following  factors  when  voting  on  classified boards:  (i) providing  continuity to the issuer;  (ii) promoting  long-term  planning for the issuer;  and (iii)
guarding against unsolicited takeovers.

         2.       Poison  Pills.  PIMCO may  consider the  following  factors  when voting on poison  pills:  (i)
supporting  proposals  to require a  shareholder  vote on other  shareholder  rights  plans;  (ii)  ratifying  or redeeming a poison pill in the interest of protecting the value of the issuer;  and (iii) other  alternatives  to prevent a takeover at a price clearly below the true value of the issuer.

         3.       Fair Price  Provisions.  PIMCO may  consider  the  following  factors  when voting on proposals with  respect to fair price  provisions:  (i) the vote  required to approve the  proposed  acquisition;  (ii) the vote  required to repeal the fair price  provision;  (iii) the  mechanism for  determining  fair price;  and (iv)
whether  these  provisions  are  bundled  with  other   anti-takeover   measures  (e.g.,   supermajority   voting
requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

         1.       Stock  Authorizations.  PIMCO may consider the following  factors to help  distinguish  between legitimate  proposals to authorize  increases in common stock for  expansion  and other  corporate  purchases and those proposals designed  primarily as an anti-takeover  device: (i) the purpose and need for the stock increase;
(ii) the percentage  increase with respect to the  authorization  currently in place;  (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2.       Issuance of  Preferred  Stock.  PIMCO may  consider  the  following  factors when voting on the issuance of preferred  stock:  (i) whether the new class of preferred stock has unspecified  voting,  conversion, dividend  distribution,  and other rights;  (ii) whether the issuer  expressly  states that the stock will not be used as a takeover  defense or carry  superior  voting  rights;  (iii)  whether the issuer  specifies the voting, dividend,  conversion,  and other rights of such stock and the terms of the  preferred  stock appear  reasonable;
and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
         3.       Stock  Splits.  PIMCO may consider the following  factors when voting on stock splits:  (i) the percentage  increase in the number of shares with respect to the issuer's existing  authorized  shares;  and (ii)
the industry that the issuer is in and the issuer's performance in that industry.

         4.       Reversed  Stock Splits.  PIMCO may consider the following  factors when voting on reverse stock splits:  (i) the percentage  increase in the shares with respect to the issuer's  existing  authorized stock; and
(ii) issues related to delisting the issuer's stock.

Executive and Director Compensation

         1.       Stock  Option  Plans.  PIMCO may  consider  the  following  factors when voting on stock option plans:  (i) whether the stock  option plan  expressly  permits the  repricing  of options;  (ii) whether the plan could result in earnings  dilution of greater than a specified  percentage of shares  outstanding;  (iii) whether the plan has an option  exercise price below the market price on the day of the grant;  (iv) whether the proposal relates to an  amendment  to extend the term of options for persons  leaving the firm  voluntarily  or for cause;
and (v) whether the stock option plan has certain other embedded features.

         2.       Director  Compensation.  PIMCO may  consider  the  following  factors  when  voting on director compensation:  (i) whether  director  shares are at the same market risk as those of the  issuer's  shareholders;
and (ii) how stock option  programs for outside  directors  compare with the  standards of internal  stock option programs.

         3.       Golden and Tin  Parachutes.  PIMCO may  consider  the  following  factors when voting on golden and/or tin  parachutes:  (i) whether they will be submitted  for  shareholder  approval;  and (ii) the  employees covered by the plan and the quality of management.

State of Incorporation

         State Takeover  Statutes.  PIMCO may consider the following  factors when voting on proposals to opt out of a state  takeover  statute:  (i) the power the statute  vests with the issuer's  board;  (ii) the potential of the statute to stifle bids;  and (iii) the  potential  for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

         1.       Mergers and  Acquisitions.  PIMCO may  consider the  following  factors when voting on a merger and/or  acquisition:  (i) anticipated  financial and operating benefits as a result of the merger or acquisition;
(ii) offer price; (iii) prospects of the combined  companies;  (iv) how the deal was negotiated;  and (v) changes in corporate  governance  and the potential  impact on  shareholder  rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2.       Corporate  Restructurings.  With respect to a proxy  proposal that  includes a spin-off,  PIMCO may consider the tax and  regulatory  advantages,  planned use of sale  proceeds,  market focus,  and  managerial incentives.  With respect to a proxy  proposal that includes an asset sale,  PIMCO may consider the impact on the balance  sheet or working  capital and the value  received for the asset.  With respect to a proxy  proposal that includes a liquidation,  PIMCO may consider  management's efforts to pursue alternatives,  the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For investment  companies,  PIMCO votes, on a case-by-case  basis,  each proxy and takes all reasonable  steps to ensure  that  proxies  are  voted  consistent  with all  applicable  investment  policies  of the  client  and in accordance with any resolutions or other instructions approved by authorized persons of the client.

         1.       Election of  Directors or Trustees.  PIMCO may  consider the  following  factors when voting on
the  director  or  trustee  nominees  of  a  mutual  fund:  (i)  board  structure,   director   independence  and
qualifications,  and compensation  paid by the fund and the family of funds;  (ii) availability and attendance at board  and  committee  meetings;  (iii)  investments  made by the  nominees  in the  fund;  and (iv)  the  fund's performance.

         2.       Converting  Closed-end  Fund to Open-end  Fund.  PIMCO may consider the following  factors when voting on converting a closed-end  fund to an open-end fund:  (i) past  performance  as a closed-end  fund;  (ii)
the market in which the fund  invests;  (iii)  measures  taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

         3.       Proxy  Contests.  PIMCO may consider the  following  factors  related to a proxy  contest:  (i)
past  performance  of the fund;  (ii) the market in which the fund invests;  (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4.       Investment  Advisory  Agreements.  PIMCO may consider the following factors related to approval
of  an  investment  advisory  agreement:  (i)  proposed  and  current  fee   arrangements/schedules;   (ii)  fund
category/investment  objective;  (iii)  performance  benchmarks;  (iv) share price  performance  as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5.       Policies  Established  in  Accordance  with the 1940 Act.  PIMCO  may  consider  the  following factors:  (i) the extent to which the proposed changes  fundamentally  alter the investment focus of the fund and comply with SEC interpretation;  (ii) potential competitiveness;  (iii) regulatory developments; and (iv) current and potential returns and risks.

         6.       Changing a Fundamental  Restriction to a  Non-fundamental  Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental  restriction to a  non-fundamental  restriction:  (i)
reasons given by the board and  management  for the change;  and (ii) the  projected  impact of the change on the fund's portfolio.

         7.       Distribution  Agreements.  PIMCO may  consider  the  following  when  voting on a  proposal  to approve  a  distribution  agreement:  (i)  fees  charged  to  comparably  sized  funds  with  similar  investment objectives;  (ii) the distributor's reputation and past performance;  and (iii) competitiveness of the fund among other similar funds in the industry.

         8.       Names Rule  Proposals.  PIMCO may consider the  following  factors when voting on a proposal to change a fund name,  consistent  with Rule 35d-1 of the 1940 Act:  (i) whether the fund  invests a minimum of 80%
of its assets in the type of  investments  suggested  by the  proposed  name;  (ii) the  political  and  economic changes in the target market; and (iii) current asset composition.

         9.       Disposition  of  Assets/Termination/Liquidation.  PIMCO may consider the following  when voting on a proposal to dispose of fund assets,  terminate,  or liquidate the fund: (i)  strategies  employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

         10.      Changes to Charter  Documents.  PIMCO may consider the  following  when voting on a proposal to change a fund's charter  documents:  (i) degree of change implied by the proposal;  (ii)  efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

         11.      Changing the Domicile of a Fund.  PIMCO may  consider the  following  when voting on a proposal to change the domicile of a fund: (i)  regulations  of both states;  (ii) required  fundamental  policies of both states; and (iii) the increased flexibility available.

         12.      Change in Fund's  Subclassification.  PIMCO may consider the following  when voting on a change in a fund's  subclassification  from diversified to  non-diversified  or to permit  concentration in an industry:
(i)  potential  competitiveness;  (ii)  current and  potential  returns;  (iii) risk of  concentration;  and (iv)
consolidation in the target industry.

Miscellaneous Provisions

         1.       Such Other Business.  Proxy ballots  sometimes  contain a proposal granting the board authority to "transact  such other  business as may properly  come before the  meeting."  PIMCO may consider the  following factors when  developing a position on proxy  ballots  that  contain a proposal  granting the board  authority to
"transact  such other  business as may  properly  come before the  meeting":  (i) whether the board is limited in what  actions it may legally take within such  authority;  and (ii) PIMCO's  responsibility  to consider  actions before supporting them.
         2.       Equal  Access.  PIMCO may consider the following  factors when voting on equal access:  (i) the opportunity  for  significant  company  shareholders  to evaluate  and propose  voting  recommendations  on proxy proposals and director  nominees,  and to nominate  candidates to the board;  and (ii) the added  complexity  and burden of providing shareholders with access to proxy materials.
         3.       Charitable  Contributions.  PIMCO may consider the following  factors when voting on charitable contributions:  (i) the  potential  benefits  to  shareholders;  and (ii) the  potential  impact on the  issuer's resources that could have been used to increase shareholder value.

         4.       Special  Interest  Issues.  PIMCO may  consider  the  following  factors when voting on special
interest  issues:  (i)  the  long-term  benefit  to  shareholders  of  promoting  corporate   accountability  and
responsibility  on social issues;  (ii)  management's  responsibility  with respect to special  interest  issues;
(iii) any  economic  costs and  restrictions  on  management;  (iv) a client's  instruction  to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures;  and (v) the  responsibility  to vote proxies for the greatest long-term shareholder value.

                                                    * * * * *
--------
/1/ These Policies and Procedures address proxy voting  considerations  under U.S. law and regulation and do not address the laws or requirements of other jurisdictions.
/2/ Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

                                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates,  Inc. and T. Rowe Price International,  Inc. recognize and adhere to the principle that one of the  privileges  of owning  stock in a company  is the right to vote on issues  submitted  to  shareholder vote-such as election of directors and important  matters affecting a company's  structure and operations.  As an investment  adviser with a fiduciary  responsibility to its clients,  T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment  companies  that it sponsors and serves as investment  adviser.
T. Rowe Price also is involved in the proxy process on behalf of its  institutional  and private  counsel clients who have  requested  such  service.  For those  private  counsel  clients  who have not  delegated  their  voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration
The T. Rowe  Price  Proxy  Committee  develops  our  firm's  positions  on all major  corporate  issues,  creates guidelines,  and oversees the voting process.  The Proxy Committee,  composed of portfolio  managers,  investment operations  managers,  and internal legal counsel,  analyzes proxy policies based on whether they would adversely affect  shareholders'  interests and make a company less  attractive to own. In  evaluating  proxy  policies each year, the Proxy  Committee  relies upon our own  fundamental  research,  independent  research  provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee  establishes its recommendations,  they are distributed to the firm's portfolio managers as voting  guidelines.  Ultimately,  the portfolio  manager  votes on the proxy  proposals of companies in his or her portfolio.  When portfolio  managers cast votes that are counter to the Proxy  Committee's  guidelines,  they are  required  to  document  their  reasons in  writing to the Proxy  Committee.  Annually,  the Proxy  Committee
reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has  retained  Institutional  Shareholder  Services,  an expert in the proxy  voting and  corporate governance  area, to provide proxy  advisory and voting  services.  These  services  include  in-depth  research, analysis,  and voting  recommendations as well as vote execution,  reporting,  auditing and consulting assistance for the  handling of proxy  voting  responsibility  and  corporate  governance-related  efforts.  While the Proxy
Committee  relies  upon ISS  research  in  establishing  T.  Rowe  Price's  voting  guidelines-many  of which are consistent  with ISS  positions-T.  Rowe Price may deviate from ISS  recommendations  on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's  decisions with respect to proxy issues are made in light of the anticipated  impact of the issue on the  desirability  of investing in the  portfolio  company.  Proxies are voted solely in the  interests of the client,  Price Fund  shareholders or, where employee  benefit plan assets are involved,  in the interests of plan participants and beneficiaries.  Practicalities  involved with international  investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations
When  determining  whether to invest in a particular  company,  one of the key factors T. Rowe Price considers is the  quality  and  depth of its  management.  As a  result,  T.  Rowe  Price  believes  that  recommendations  of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific  voting  guidelines  have been  established by the Proxy  Committee for recurring  issues that appear on proxies,  which are available to clients upon  request.  The  following is a summary of the more  significant  T.
Rowe Price policies:

Election of Directors
T. Rowe Price  generally  supports  slates with a majority of  independent  directors and  nominating  committees chaired by an  independent  board member.  We withhold votes for inside  directors  serving on  compensation  and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation
Our goal is to assure that a company's  equity-based  compensation plan is aligned with  shareholders'  long-term interests.  While we evaluate most plans on a case-by-case  basis, T. Rowe Price generally  opposes  compensation packages that provide what we view as excessive  awards to a few senior  executives  or that contain  excessively dilutive  stock option plans.  We base our review on criteria such as the costs  associated  with the plan,  plan features,  dilution to shareholders  and  comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues
T. Rowe Price  generally  opposes  anti-takeover  measures and other  proposals  designed to limit the ability of shareholders to act on possible  transactions.  When voting on corporate governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues
T. Rowe Price  generally  votes  with a  company's  management  on social  issues  unless  they have  substantial economic  implications  for the company's  business and  operations  that have not been  adequately  addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also  responsible for monitoring and resolving  possible  material  conflicts  between the interests  of T. Rowe Price and those of its clients with respect to proxy  voting.  Since our voting  guidelines are  pre-determined  by the  Proxy  Committee  using  recommendations  from  ISS,  an  independent  third  party, application  of the T. Rowe  Price  guidelines  to vote  clients'  proxies  should in most  instances  adequately address  any  possible  conflicts  of  interest.  However,  for  proxy  votes  inconsistent  with T.  Rowe  Price guidelines,  the Proxy  Committee  reviews  all such proxy  votes in order to  determine  whether  the  portfolio manager's voting rationale  appears  reasonable.  The Proxy Committee also assesses whether any business or other relationships  between T. Rowe Price and a portfolio  company could have influenced an inconsistent  vote on that company's proxy.  Issues raising possible  conflicts of interest are referred to designated  members of the Proxy
Committee for immediate resolution.

Reporting
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records.  The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue.  Reports normally cover quarterly or annual periods.  If you wish to receive a copy of your account's voting record, please contact your T. Rowe
Price Client Relationship Manager.

                                                THRIVENT SERIES FUND, INC.

                                                        PART C
                                                    OTHER INFORMATION
                                                    -----------------

Item 23.      Exhibits

   (a)(1)  Articles of Incorporation of the Registrant (2)
   (a)(2)  Amendment to Articles of Incorporation increasing authorized shares (11)
   (b)     Restated Bylaws of the Registrant effective December 1, 1999 (9)
   (c)     Not applicable
   (d)(1)  Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (6)
   (d)(2)  Amendment No. 1 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (12)
   (d)(3)  Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Fidelity Managmeent &
           Research Company with respect to the Thrivent Partner All Cap Portfolio (6)
   (d)(4)  Form of Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company (5)
   (d)(5)  Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Franklin Advisers, Inc. with respect to the Thrivent Partner Small Cap Growth Portfolio (6)
   (d)(6)  Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset
           Management LP with respect to the Thrivent Partner International Stock Portfolio (12)
   (d)(7)  Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pacific Investment
           Management Company, LLC with respect to the Thrivent Partner High Yield Portfolio (12)
   (d)(8)  Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Growth Stock Portfolio (6)
   (d)(9)  Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Small Cap Value Portfolio (12)
   (d)(10) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price International, Inc.
           with respect to the Thrivent Partner International Stock Portfolio (12)
   (e)     Not Applicable
   (f)     Not applicable
   (g)(1)  Custodian Contract between the Registrant and State Street Bank and Trust Company  (2)
   (g)(2)  Amendment to Custodian Contract dated February 1, 1989 (1)
   (g)(3)  Amendment to Custodian Contract dated January 11, 1990  (1)
   (g)(4)  Restated Amendment to Custodian Contract dated October 6, 2000 (4)
   (h)(1)  Expense Reimbursement Letter Agreement (11)
   (h)(2)  Letter Agreement for Line of Credit (3)
   (h)(3)  Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans (12)
   (h)(4)  Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 (12)
   (h)(5)  Accounting Service Agreement effective April 1, 2003 (9)
   (h)(6)  Amendment No. 1 effective February 1, 2004 to Accounting Service Agreement (12)
   (h)(7)  Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (12)
   (h)(8)  Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (12)
   (i)     Opinion and consent of counsel *
   (j)     Consent of independent accountants  *
   (k)     Not applicable
   (l)     Not applicable
   (m)     Not applicable
   (n)     Not applicable
   (o)     Not applicable
   (p)(1)  Rule 17j-1 Code of Ethics of Registrant *
   (p)(2)  Sarbanes-Oxley Code of Ethics of Registant *
   (P)(2)  Rule 17j-1 Code of Ethics of Fidelity Management & Research Company  (10)
   (p)(3)  Rule 17j-1 Code of Ethics of Franklin Advisers, Inc. (8)
   (p)(4)  Rule 17j-1 Code of Ethics of Mercator Asset Management LP *
   (p)(5)  Rule 17j-1 Code of Ethics of Pacific Investment Management Company LLC (13)
   (p)(6)  Rule 17j-1 Code of Ethics of T. Rowe Price and Associates, Inc. and T. Rowe Price International, Inc.  (7)
   (q)     Powers of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady,
           Jodi L. Harpstead, Connie M. Levi, Edward W. Smeds, Charles D. Gariboldi and Pamela J. Moret (12)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

      *  Filed herewith

     (1) Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

     (2) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

     (3) Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed February 24, 2000.

     (4) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

     (5) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed September 14, 2001.

     (6) Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

     (7) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of T.
Rowe Price Corporate Income Fund, Inc., file no. 811-07353, filed September 27, 2002.

     (8) Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of
Templeton Funds, Inc., file no. 002-60067, filed December 27, 2002.

     (9) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of LB
Series Fund, Inc. file no. 33-3677, filed on November 14, 2003.

    (10) Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of
Fidelity Phillips Street Trust, file no. 811-2890, filed on January 29, 2004.

    (11) Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16,2004.

    (12) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form
N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

    (13)  Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of the PIMCO Funds, file no. 33-12113 filed on May 18, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant
----------------------------------------------------------------------
Registrant is an open-end management investment company organized as a Minnesota corporation on February 24,
1986. Registrant's sponsor and investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial") is a
fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent
Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

                                                                ---------------------------------
Parent Company                                                  Thrivent Financial for Lutherans
                                                                  (Wisconsin corp.; fraternal
                                                                    benefit society offering
                                                                financial services and products)

                                                                ---------------------------------
Holding Company                                                        Thrivent Financial
                                                                         Holdings, Inc.
                                                                (Delaware corp.; no independent
                                                                          operations)

                              --------------------------------- --------------------------------- ----------------------------
Wholly-owned                   Thrivent Investment Management       Thrivent Financial Bank        North Meadows Investment
subsidiaries of                             Inc.                  (Federal charter; federally                Ltd.
Thrivent Financial             (Delaware corp.; broker-dealer           chartered bank)                (Wisconsin corp.;
Holdings, Inc.                    and investment adviser)                                          organized for the purpose
                                                                                                   of holding and investing
                                                                                                        in real estate)
                              --------------------------------- --------------------------------- ----------------------------
                               Thrivent Service Organization,   Thrivent Life Insurance Company       Thrivent Property &
                                            Inc.                     (Minnesota corp.; life       Casualty Insurance Agency,
                              (Wisconsin corp.; organized for          insurance company)                    Inc.
                                 the purpose of owning bnak                                       (Minnesota corp.; auto and
                                     account withdrawal                                              homeowners insurance
                                      authorizations)                                                      company)

                              --------------------------------- --------------------------------- ----------------------------
                              Field Agents' Brokerage Company      Thrivent Financial Investor           MCB Financial
                              (Minnesota corp.; licensed life            Services Inc.                  Services, Inc.
                                and health insurance agency)     (Pennsylvania corp.; transfer         (Minnesota corp.;
                                                                             agent)                currently not engaged in
                                                                                                     any form of business)
                              --------------------------------- --------------------------------- ----------------------------

Item 25. Indemnification
------------------------

Section 4.01 of Registrant's First Amended and Restated Bylaws, filed as an Exhibit to Post-effective Amendment
No. 25 of this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of
Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the
Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

     Thrivent Financial for Lutherans (the "Adviser") is the investment adviser of the Registrant.  The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law.  Additional information about the Adviser's financial industry activities or affiliations is set forth in the Form ADV of
Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701).  The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

     The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years.  (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and                         Principal Business
Address                                                Positions and Offices with Depositor

John O. Gilbert                                        Director, Chairman
Chairman of the Board
Thrivent Financial for Lutherans

Bruce J. Nicholson                                     Director, President and Chief Executive Officer
President and Chief Executive Officer
Thrivent Financial for Lutherans

Richard E. Beumer                                      Director
Formerly Vice Chairman of Jacobs Engineering Group,
Inc.
13013 Wheatfield Farm Road
Town & Country, MO  63141

Dr. Addie J. Butler                                    Director
Assistant to Vice President for Academic Affairs
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, PA  19130

Gary J. Greenfield                                     Director
Formerly President of
Wisconsin Lutheran College
668 North 77th Street
Wauwatosa, WI  53213

Robert H. Hoffman                                      Director
Vice President, Communication Division
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, MN  56002-3728

James M. Hushagen                                      Director
Partner
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, WA  98371

Richard C. Kessler                                     Director
President and Chief Executive Officer
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, FL  32819

Richard C. Lundell                                     Director
President
R.C. Lundell, Inc.
7341 Dogwood
Excelsior, MN  55331

John P. McDaniel                                       Director
President and Chief Executive Officer
MedStar Health
5565 Sterrett Place
Columbia, MD  21044

Paul W. Middeke                                        Director
President, Worker Benefit Plans
The Lutheran Church-Missouri Synod, Worker Benefit
Plans
1333 South Kirkwood Rd.
St. Louis, MO  63122

Paul D. Schrage                                        Director
Formerly Sr. Executive Vice President & Chief
Marketing Officer
McDonald's Corporation
180 East Pearson
Chicago, IL  60611

Dr. Kurt M. Senske                                     Director
President and Chief Executive Officer
Lutheran Social Services of the South
8305 Cross Park Drive
Austin, TX  78714

Dr. Albert Siu                                         Director
President
Gille@d Learning LLC
23 North Gate Road
Mendham, NJ  07945

Adrian M. Tocklin                                      Director
Formerly President and Chief Executive Officer of
CNA Financial, Diversified Operations
4961 Bacopa Lane
Suite 801
St. Petersburg, FL  33715

Roger G. Wheeler                                       Director
Formerly President of
Wheel-Air Charter, Inc.
8891 Airport Road
Minneapolis, MN 55449

Rev. Thomas R. Zehnder                                 Director
Formerly Reverend King of Glory Lutheran Church
6308 Chiswick Park
Williamsburg, VA 23188-6368

Lawrence W. Stranghoener                               Executive Vice President and Chief Financial Officer

Pamela J. Moret                                        Executive Vice President

Jon M. Stellmacher                                     Executive Vice President
4321 North Ballard Road
Appleton, WI  54919

Woodrow E. Eno, Esq.                                   Senior Vice President,
                                                       General Counsel and Secretary

Bradord L. Hewitt                                      Senior Vice President

Jennifer H. Martin                                     Senior Vice President

Frederick A. Ohlde                                     Senior Vice President

Larry A. Robbins                                       Senior Vice President

James A. Thomsen                                       Senior Vice President

Randall L. Boushek                                     Senior Vice President and Treasurer

Nikki L. Sorum                                         Senior Vice President

Russell W. Swansen                                     Senior Vice President-Chief Investment Officer

     The Adviser has entered into a subadvisory agreement with Fidelity Management & Research Company
("Subadviser" for the Thrivent Partner All Cap Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and
Exchange Commission (File No. 801-7884).

     The Adviser has entered into a subadvisory agreement with Franklin Advisers, Inc. ("Subadviser" for the
Thrivent Partner Small Cap Growth Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange
Commission (File No. 801-26292).

    The Adviser has entered into a subadvisory agreement with Mercator Asset Management LP ("Subadviser" for a portion of the Thrivent Partner International Stock Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the
Securities and Exchange Commission (File No. 801-50347).

The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC ("Subadviser"
for the Thrivent Partner High Yield Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange
Commission (File No 801-810893).

     The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. ("Subadviser" for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No.801-856).

     The Adviser has entered into a subadvisory agreement with T. Rowe Price International, Inc. ("Subadviser"
for a portion of the Thrivent Partner International Stock Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the
Securities and Exchange Commission (File No. 801-14713)

Item 27. Principal Underwriters
-------------------------------

Not Applicable

Item 28. Location of Accounts and Records
-----------------------------------------

     The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company
Act of 1940 at its principal executive offices at 625 Fourth Avenue South,
Minneapolis, Minnesota 55415. Certain records, including records relating to
Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of
1940 by the Registrant's custodian at the following locations:

            Name                                      Address
            ----                                      -------

Wells Fargo Bank Minnesota, N.A.             Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services
----------------------------
     Not Applicable.

Item 30. Undertakings
---------------------

     Not Applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the  Investment  Company  Act of  1940,
Registrant  certifies that it meets all of the requirements for effectiveness of this  Post-Effective  Amendment to its  Registration  Statement  pursuant to Rule  485(a)  under the  Securities  Act of 1933 and has duly caused this amendment to its  Registration  Statement to be signed on its behalf by the undersigned  thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 1st day of March, 2004.

                                                                                THRIVENT SERIES FUND, INC.

                                                                                By: /s/ Brett L. Agnew
                                                                            -------------------------------
                                                                                Brett L. Agnew
                                                                                Assistant Secretary and Senior Counsel

     Pursuant to the  requirements  of the Securities Act of 1933,  this amendment to this  registration  statement has been signed below by the following persons in the capacities indicated on the 1st day of March, 2004.

Signature                                            Title

*                                                    President
---------------------------------
Pamela J. Moret

*                                                    Treasurer and Principal Accounting Officer
---------------------------------
Charles D. Gariboldi

*                                                    Director
---------------------------------
F. Gregory Campbell

*                                                    Director
---------------------------------
Herbert F. Eggerding, Jr.

*                                                    Director
---------------------------------
Noel K. Estenson

*                                                    Director
---------------------------------
Richard L. Gady

*                                                    Director
---------------------------------
Jodi L. Harpstead

*                                                    Director
---------------------------------
Connie M. Levi

*                                                    Director
---------------------------------
Edward W. Smeds

*Brett L. Agnew,  by signing his name hereto,  does hereby sign this document on behalf of each of the  above-named directors  and  officers of Thrivent  Series  Fund,  Inc.  pursuant  to a power of attorney  duly  executed by such persons.
                                                                   By:  /s/ Brett L. Agnew
                                                                        ------------------------------------------
                                                                        Brett L. Agnew
                                                                        Attorney-in-Fact

                                                 INDEX TO EXHIBITS

Exhibit No.                Exhibit Description

EX-99.i                    Opinion and consent of counsel

EX-99.j                    Consent of independent accountants

EX-99.p.1                  Registrant's Rule 17j-1 Code of Ethics

EX-99.p.2                  Registrant's Sarbanes-Oxley Code of Ethics

EX-99.p.5                  Mercator Asset Management LP's Rule 17j-1 Code of Ethics